UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington	98402
(Address of principal executive offices)	(Zip code)

Gregory J. Lyons, Secretary 909 A Street Tacoma, Washington 98402 253-439-2406
(Name and address of agent for service)

Registrant's telephone number, including area code:	253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2007 – November 30, 2007

Item 1. Schedule of Investments

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Growth Fund

LS Income and Growth Fund

Quarterly Report

November 30, 2007

SSgA Life SolutionsSM Funds

Balanced Fund

Growth Fund

Income and Growth Fund

Quarterly Report

November 30, 2007 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA Life Solutions
Balanced Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 32.6%
SPDR Lehman Aggregate Bond ETF	264,019	14,270
SSgA Bond Market Fund	560,270	4,841
		19,111
Domestic Equities - 45.4%
SSgA Aggressive Equity Fund	1,617,122	6,436
SSgA Concentrated Growth Opportunities Fund	871,199	9,261
SSgA Large Cap Value Fund	681,414	7,039
SSgA S&P 500 Index Fund	159,814	3,906
		26,642
International Equities - 14.0%
SSgA International Growth Opportunities Fund	131,112	1,906
SSgA International Stock Selection Fund	428,402	6,306
		8,212
Short-Term Investments - 8.0%
SSgA Money Market Fund	4,670,214	4,670
Total Investments - 100.0%
(identified cost $52,644)		58,635
Other Assets and Liabilities, Net - 0.0%		4
Net Assets - 100.0%		58,639

See accompanying notes which are an integral part of the schedules of investments.

Balanced Fund
3

SSgA Life Solutions
Growth Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 99.7%
Bonds - 12.5%
SPDR Lehman Aggregate Bond ETF	66,537	3,596
SSgA Bond Market Fund	115,939	1,002
		4,598
Domestic Equities - 60.2%
SSgA Aggressive Equity Fund	1,648,768	6,562
SSgA Concentrated Growth Opportunities Fund	571,941	6,080
SSgA Large Cap Value Fund	458,104	4,732
SSgA S&P 500 Index Fund	198,129	4,842
		22,216
International Equities - 19.2%
SSgA International Growth Opportunities Fund	72,953	1,061
SSgA International Stock Selection Fund	410,209	6,038
		7,099
Short-Term Investments - 7.8%
SSgA Money Market Fund	2,894,989	2,895
Total Investments - 99.7%
(identified cost $31,038)		36,808
Other Assets and Liabilities, Net - 0.3%		123
Net Assets - 100.0%		36,931

See accompanying notes which are an integral part of the schedules of investments.

Growth Fund
4

SSgA Life Solutions
Income & Growth Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 99.3%
Bonds - 52.3%
SPDR Lehman Aggregate Bond ETF	143,130	7,736
SSgA Bond Market Fund	299,699	2,590
		10,326
Domestic Equities - 30.1%
SSgA Aggressive Equity Fund	336,833	1,340
SSgA Concentrated Growth Opportunities Fund	177,504	1,887
SSgA Large Cap Value Fund	125,329	1,295
SSgA S&P 500 Index Fund	58,044	1,419
		5,941
International Equities - 8.9%
SSgA International Growth Opportunities Fund	31,162	453
SSgA International Stock Selection Fund	89,287	1,314
		1,767
Short-Term Investments - 8.0%
SSgA Money Market Fund	1,576,236	1,576
Total Investments - 99.3%
(identified cost $18,169)		19,610
Other Assets and Liabilities, Net - 0.7%		135
Net Assets - 100.0%		19,745

See accompanying notes which are an integral part of the schedules of investments.

Income and Growth Fund
5

SSgA

Life Solutions Funds

Notes to Quarterly Report — November 30, 2007 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2007. This Quarterly Report reports on three Funds, the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, referred to as the "Funds". Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of the SSgA Funds, which became effective on July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

Effective June 1, 2007, the SSgA Large Cap Growth Opportunities Fund changed its name to the SSgA Concentrated Growth Opportunities Fund.

The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds") and exchange-traded funds that are advised or sponsored by the Adviser or its affiliates. This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Class/Underlying Fund	Balanced Fund	Asset Allocation Ranges Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA S&P 500 Index Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Concentrated Growth Opportunities Fund
SSgA Large Cap Value Fund
International Equities	0 - 20%	0 - 25%	0 - 15%
SSgA International Stock Selection Fund
SSgA International Growth Opportunities Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SSgA Bond Market Fund
SPDR Lehman Aggregate Bond ETF
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board has approved investment in all of the Underlying Funds presented above. The investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

Notes to Quarterly Report
6

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

SSgA Concentrated Growth Opportunities Fund (formerly, SSgA Large Cap Growth Opportunities Fund)

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

SPDR Lehman Aggregate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance the Lehman Brothers U.S. Aggregate Index (ticker: LBUSTRUU).

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

The Underlying Funds value portfolio securities according to Board-Approved Securities Valuation Procedures, including Market Value Procedures and Fair Value Procedures described below.

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Notes to Quarterly Report
7

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

As of November 30, 2007, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$54,747,724	$32,651,092	$18,660,132
Gross Tax Unrealized Appreciation	4,114,795	4,346,562	1,108,039
Gross Tax Unrealized Depreciation	(227,047)	(189,312)	(158,252)
Net Tax Unrealized Appreciation (Depreciation)	$3,887,748	$4,157,250	$949,787

Notes to Quarterly Report
8

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (a series of the Investment Company not presented herein). Shares of the SSgA Money Market Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If SSgA Money Market Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2007, $9,141,438 of the SSgA Money Market Fund's net assets represents investments by these Funds.

Notes to Quarterly Report
9

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — November 30, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv)at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
10

LSQR-11/07

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Quarterly Report

November 30, 2007

SSgA Funds

Money Market Funds

Quarterly Report

November 30, 2007 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
Money Market Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds and Notes - 25.0%
Alliance & Leicester PLC (Ê)(l)	60,000	4.822	08/29/08	60,000
American Centurion Bank (Ê)	90,000	4.679	12/12/07	90,001
American Centurion Bank (Ê)	35,000	4.740	08/19/08	35,000
Bank of America Corp.(l)	150,000	5.100	12/27/07	150,000
Caja Madrid (Ê)(l)	40,000	5.349	08/12/08	40,000
CAM US Finance SA (Ê)(l)	25,000	5.240	07/25/08	25,000
General Electric Capital Corp. (Ê)	200,000	4.809	09/24/08	200,000
Goldman Sachs Group Inc.(l)(ß)	75,000	5.280	01/15/08	75,000
HBOS Treasury Services PLC (Ê)	40,000	4.786	10/04/08	40,000
JP Morgan Chase & Co. (Ê)	105,000	4.696	09/02/08	105,000
Lloyds TSB Bank PLC (Ê)(l)	150,000	4.648	09/06/08	150,000
Macquarie Bank Ltd. (Ê)(l)	30,000	4.788	08/20/08	30,000
Merrill Lynch & Co. Inc. (Ê)	70,000	4.768	09/03/08	70,000
Morgan Stanley (Ê)	70,000	4.768	09/03/08	70,000
Morgan Stanley (Ê)	50,000	4.777	09/15/08	50,000
National Australia Bank (Ê)(l)	70,000	4.658	09/05/08	70,000
Nordea Bank AB (Ê)(l)	118,000	4.679	09/10/08	118,000
Northern Rock PLC (Ê)(l)	65,000	4.748	08/01/08	65,000
Northern Rock PLC (Ê)(l)	40,000	4.708	08/04/08	40,000
Svenska Handelsbanken (Ê)(l)	70,000	4.629	09/13/08	70,000
Svenska Handelsbanken (Ê)(l)	100,000	4.758	09/19/08	100,000
Wells Fargo & Company (Ê)	60,000	4.766	08/15/08	60,000
Wells Fargo & Company (Ê)	45,000	4.766	09/17/08	45,000
Wells Fargo & Company (Ê)	100,000	4.738	10/02/08	100,000
Westpac Banking Corp. (Ê)(l)	100,000	4.658	09/05/08	100,000
Westpac Banking Corp. (Ê)(l)	52,000	4.648	09/15/08	52,000
Total Corporate Bonds and Notes (amortized cost $2,010,001)				2,010,001
Domestic Certificates of Deposit - 6.2%
Chase Manhattan Bank	200,000	5.150	02/12/08	200,000
Citibank	200,000	4.760	01/29/08	200,000
Citibank	100,000	4.900	02/15/08	100,000
Total Domestic Certificates of Deposit (amortized cost $500,000)				500,000
Domestic Commercial Paper - 3.8%
Bank of America Corp.	150,000	5.093	01/10/08	149,151
Bank of America Corp.	60,000	5.400	01/15/08	59,595
General Electric Capital Corp.	100,000	5.170	01/25/08	99,210
Total Domestic Commercial Paper (amortized cost $307,956)				307,956
Domestic Time Deposits - 2.8%
Branch Banking & Trust Co.	220,000	4.700	12/03/07	220,000
Total Domestic Time Deposit (amortized cost $220,000)				220,000

Money Market Fund
3

SSgA
Money Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Foreign Commercial Paper - 1.2%
Nestle Capital Corp.	100,000	5.128	01/25/08	99,201
Total Foreign Commercial Paper (amortized cost $99,201)				99,201
United States Government Agencies - 4.8%
Federal Home Loan Bank (Ê)	125,000	4.687	11/13/08	125,000
Federal Home Loan Bank Discount Notes	157,507	4.360	01/30/08	156,363
Freddie Mac (Ê)	100,000	4.639	03/26/08	99,984
Total United States Government Agencies (amortized cost $381,347)				381,347
Yankee Certificates of Deposit - 31.6%
Bank of Scotland PLC	100,000	4.720	04/30/08	100,000
Barclays Bank PLC	150,000	5.150	12/21/07	150,000
Barclays Bank PLC	140,000	5.355	01/22/08	140,000
BNP Paribas SA	50,000	5.180	12/20/07	49,995
Calyon NY	100,000	4.745	03/26/08	100,002
Deutsche Bank AG (Ê)	122,000	5.180	01/22/08	122,006
Deutsche Bank AG	100,000	4.680	04/01/08	100,000
Deutsche Bank AG	80,000	4.775	04/29/08	80,000
Dexia Bank	200,000	4.850	01/08/08	200,000
HBOS Treasury Services PLC	150,000	5.340	01/18/08	150,000
Lloyds TSB Bank PLC	100,000	4.730	03/03/08	100,001
Nordea Bank Finland PLC	24,500	5.320	01/18/08	24,499
Rabobank Nederland NV	225,000	4.755	02/08/08	225,002
Royal Bank of Canada (Ê)	200,000	5.558	03/20/08	200,003
Royal Bank of Scotland	200,000	5.200	01/10/08	200,001
Toronto Dominion Bank	150,000	5.150	12/10/07	150,000
UBS AG	110,000	5.095	01/16/08	110,000
UBS AG	115,000	5.095	02/19/08	115,000
UniCredito Italiano SpA	200,000	5.355	01/14/08	200,001
UniCredito Italiano SpA (Ê)(l)	25,000	4.672	09/12/08	25,000
Total Yankee Certificates of Deposits (amortized cost $2,541,510)				2,541,510
Total Investments - 75.4% (amortized cost $6,060,015)				6,060,015
Repurchase Agreements - 24.5%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $65,510 dated November 30, 2007 at 4.550% to be repurchased at $65,535 on December 3, 2007, collateralized by: $67,908 par various United States Government Agency Obligations, valued at $66,821				65,510
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $800,000 dated November 30, 2007 at 4.640% to be repurchased at $800,309 on December 3, 2007, collateralized by: $1,664,524 par various United States Government Agency Mortgage Obligations, valued at $816,000				800,000

Money Market Fund
4

SSgA
Money Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $50,000 dated November 30, 2007 at 4.788% to be repurchased at $50,020 on December 3, 2007, collateralized by: $42,610 par various Corporate Obligations, valued at $51,000	50,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $800,000 dated November 30, 2007 at 4.630% to be repurchased at $800,309 on December 3, 2007, collateralized by: $877,559 par various United States Government Agency Mortgage Obligations, valued at $816,000	800,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $5,559 dated November 30, 2007 at 4.550% to be repurchased at $5,561 on December 3, 2007, collateralized by: $5,491 par various United States Government Agency Obligations, valued at $5,673	5,559
Agreement with Morgan Stanley and The Bank of New York, Inc. (Tri-Party) of $50,000 dated November 30, 2007, at 4.808% to be repurchased at $50,020 on December 3, 2007, collateralized by: $59,432 par various Asset-Backed Securities, valued at $52,583	50,000
Agreement with Salomon Smith Barney and The Bank of New York, Inc. (Tri-Party) of $200,000 dated November 30, 2007 at 4.630% to be repurchased at $200,077 on December 3, 2007, collateralized by: $260,487 par various United States Government Agency Mortgage Obligations, valued at $204,000	200,000
Total Repurchase Agreements (identified cost $1,971,069)	1,971,069
Total Investments and Repurchase Agreements - 99.9% (cost $8,031,084) (†)	8,031,084

Other Assets and Liabilities, Net - 0.1%	7,639
Net Assets - 100.0%	8,038,723

See accompanying notes which are an integral part of the schedules of investments.

Money Market Fund
5

SSgA
US Government Money Market Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 47.0%
Federal Home Loan Bank	225,000	4.480	01/18/08	223,656
Federal Home Loan Bank	100,000	4.860	03/05/08	98,718
Federal Home Loan Mortgage Corp.	156,000	4.655	01/14/08	155,112
Federal Home Loan Mortgage Corp.	75,000	4.340	02/04/08	74,412
Federal Home Loan Mortgage Corp. (Ê)	100,000	4.639	03/26/08	99,984
Federal National Mortgage Association Discount Note	75,000	4.350	01/30/08	74,456
Federal National Mortgage Association Discount Note	98,744	5.040	02/29/08	97,500
Federal National Mortgage Association Discount Note	50,000	5.040	03/27/08	49,181
Federal National Mortgage Association Discount Note	27,000	5.045	03/28/08	26,554
Total United States Government Agencies (amortized cost $899,573)				899,573
Total Investments - 47.0% (amortized cost $899,573)				899,573

Repurchase Agreements - 53.3%

Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $400,000 dated November 30, 2007 at 4.550% to be repurchased at $400,152 on December 3, 2007, collateralized by: $397,007 par various United States Government Agency Obligations, valued at $408,000	400,000
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $80,000 dated November 30, 2007 at 4.550% to be repurchased at $80,030 on December 3, 2007, collateralized by: $82,742 par United States Government Agency Obligations, valued at $81,600	80,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $80,000 dated November 30, 2007 at 4.550% to be repurchased at $80,030 on December 3, 2007, collateralized by: $82,207 par various United States Government Agency Obligations, valued at $81,600	80,000
Agreement with Deutsche Bank AG and The Bank of of New York, Inc. (Tri-Party) of $219,946 dated November 30, 2007 at 4.550% to be repurchased at $220,029 on December 3, 2007, collateralized by: $219,085 par various United States Government Agency Obligations, valued at $224,345	219,946
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $80,000 dated November 30, 2007 at 4.550% to be repurchased at $80,007 on December 3, 2007, collateralized by: $80,650 par United States Government Agency Obligations, valued at $81,601	80,000

US Government Money Market Fund
6

SSgA
US Government Money Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Salomon Smith Barney and The Bank of of New York, Inc. (Tri-Party) of $80,000 dated November 30, 2007 at 4.550% to be repurchased at $80,030 on December 3, 2007, collateralized by: $79,079 par United States Government Agency Obligations, valued at $81,601	80,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $80,000 dated November 30, 2007 at 4.560% to be repurchased at $80,007 on December 3, 2007, collateralized by: $78,515 par various United States Government Agency Obligations, valued at $81,601	80,000
Total Repurchase Agreements (identified cost $1,019,946)	1,019,946
Total Investments and Repurchase Agreements - 100.3% (cost $1,919,519) (†)	1,919,519

Other Assets and Liabilities, Net - (0.3%)	(7,288)
Net Assets - 100.0%	1,912,231

See accompanying notes which are an integral part of the schedules of investments.

US Government Money Market Fund
7

SSgA
Tax Free Money Market Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Short-Term Tax-Exempt Obligations - 101.8%
Alabama - 3.7%
County of Jefferson Alabama Revenue Bonds, weekly demand (Ê)(µ)	10,750	3.570	02/01/42	10,750
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.570	12/01/30	1,000
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,365	3.600	12/01/30	2,365
Montgomery Waterworks & Sanitary Sewer Board Revenue Bonds, weekly demand (Ê)(µ)	5,245	3.670	03/01/13	5,245
Parrish Industrial Development Board Revenue Bonds, weekly demand (Ê)	8,000	3.600	06/01/15	8,000
University of South Alabama Revenue Bonds, weekly demand (Ê)(µ)	2,050	3.670	03/15/12	2,050
				29,410
Alaska - 1.6%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	3.590	07/01/22	2,250
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	10,645	3.570	12/01/30	10,645
				12,895
Arizona - 1.2%
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.620	07/01/23	2,500
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	3.610	12/01/22	2,400
Scottsdale Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	4,555	3.590	09/01/30	4,555
				9,455
California - 20.5%
Bay Area Toll Authority Revenue Bonds, weekly demand (Ê)(µ)	4,800	3.400	04/01/45	4,800
California Housing Finance Agency Revenue Bonds, weekly demand (Ê)	17,770	3.600	02/01/23	17,770
California Housing Finance Agency Revenue Bonds, weekly demand (Ê)	10,000	3.600	02/01/37	10,000
California State Department of Water Resources Revenue Bonds, weekly demand (Ê)(µ)	3,450	3.430	05/01/22	3,450
California State Department of Water Resources Revenue Bonds, weekly demand (Ê)(µ)	8,300	3.480	05/01/22	8,300
California Statewide Communities Development Authority Revenue Bonds, weekly demand (Ê)	10,140	3.610	07/15/35	10,140
California Statewide Communities Development Authority Revenue Bonds, weekly demand (Ê)	12,680	3.610	12/15/36	12,680
City of Pleasanton California Revenue Bonds, weekly demand (Ê)	11,000	3.610	06/15/37	11,000
City of Redlands California Revenue Bonds, weekly demand (Ê)(µ)	5,000	3.550	08/01/18	5,000
County of Orange California Revenue Bonds, weekly demand (Ê)	8,000	3.440	08/01/08	8,000
County of Ventura California Certificate Of Participation, weekly demand (Ê)(µ)	2,960	3.600	08/15/11	2,960
Foothill-De Anza Community College District General Obligation Unlimited, weekly demand (Ê)(µ)	2,315	3.600	02/01/15	2,315
Metropolitan Water District of Southern California Revenue Bonds, weekly demand (Ê)	1,800	3.400	07/01/25	1,800
Northern California Gas Authority No. 1 Revenue Bonds, weekly demand (Ê)	2,920	3.640	07/01/17	2,920
Sacramento County Housing Authority Revenue Bonds, weekly demand (Ê)	8,065	3.640	10/01/40	8,065
San Jose Redevelopment Agency Revenue Bonds, weekly demand (Ê)(µ)	2,835	3.430	07/01/26	2,835
San Mateo County Community College District General Obligation Unlimited, weekly demand (Ê)(µ)	8,180	3.650	09/01/33	8,180
Santa Clara Valley Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	9,900	3.650	04/01/36	9,900
State of California General Obligation Unlimited, weekly demand (Ê)(µ)	4,600	3.380	05/01/33	4,600

Tax Free Money Market Fund
8

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
State of California General Obligation Unlimited, weekly demand (Ê)(µ)	2,275	3.450	05/01/33	2,275
State of California General Obligation Unlimited, weekly demand (Ê)(µ)	3,630	3.400	05/01/34	3,630
State of California Revenue Notes	8,000	4.000	06/30/08	8,029
West Valley-Mission Community College District General Obligation Unlimited, weekly demand (Ê)(µ)	12,470	3.640	08/01/30	12,470
				161,119
Colorado - 3.6%
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	3,925	5.200	11/01/23	3,925
Colorado Educational & Cultural Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	600	3.600	02/01/25	600
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	725	3.620	10/01/30	725
Denver City & County Colorado Certificate Of Participation, weekly demand (Ê)(µ)	13,600	3.560	12/01/29	13,600
Denver City & County Colorado Certificate Of Participation, weekly demand (Ê)(µ)	4,900	3.690	12/01/29	4,900
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,060	3.620	09/01/18	1,060
Southern Ute Indian Tribe of Southern Ute Indian Reservation Revenue Bonds, weekly demand (Ê)	3,700	3.600	11/01/31	3,700
				28,510
Connecticut - 1.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	9,200	3.400	07/01/29	9,200
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,500	3.460	07/01/29	2,500
				11,700
Delaware - 0.7%
Delaware State Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	5,300	3.560	12/01/15	5,300
District of Columbia - 0.4%
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,220	3.620	06/01/15	1,220
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	3.620	06/01/30	1,800
				3,020
Florida - 4.7%
City of Pembroke Pines Florida Revenue Bonds, weekly demand (Ê)(µ)	5,100	3.590	10/01/34	5,100
County of Santa Rosa Florida Revenue Bonds, weekly demand (Ê)(µ)	10,000	3.590	10/01/21	10,000
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	3.570	01/01/16	2,410
North Broward Hospital District Revenue Bonds, weekly demand (Ê)(µ)	9,900	3.600	01/15/31	9,900
Orlando & Orange County Expressway Authority Revenue Bonds, weekly demand (Ê)(µ)	9,610	3.570	07/01/40	9,610
				37,020
Georgia - 1.4%
Burke County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,410	3.570	01/01/19	1,410
Municipal Electric Authority of Georgia Revenue Bonds, weekly demand (Ê)(µ)	9,700	3.520	01/01/22	9,700
				11,110

Tax Free Money Market Fund
9

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Idaho - 0.5%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,500	3.720	01/01/33	1,500
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,500	3.720	07/01/33	2,500
				4,000
Illinois - 11.0%
Chicago Board of Education General Obligation Unlimited, weekly demand (Ê)(µ)	2,000	3.570	03/01/32	2,000
Chicago O'Hare International Airport Revenue Bonds, weekly demand (Ê)(µ)	19,440	3.710	01/01/35	19,440
City of Chicago Illinois General Obligation Unlimited, weekly demand (Ê)(µ)	12,400	3.560	01/01/37	12,400
County of Will Illinois Revenue Bonds, weekly demand (Ê)(µ)	3,500	3.630	12/01/25	3,500
Illinois Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	3,400	3.560	03/01/27	3,400
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,450	3.640	09/01/22	3,450
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	4,400	3.590	05/01/28	4,400
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	15,500	3.570	05/01/31	15,500
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,045	3.620	11/01/31	2,045
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.600	01/01/36	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	11,000	3.600	08/15/38	11,000
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.560	04/01/41	3,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.630	08/01/15	2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)	3,000	3.600	08/15/25	3,000
				86,635
Indiana - 0.8%
Indianapolis Local Public Improvement Bond Bank Revenue Notes (Ê)	6,375	4.250	01/08/08	6,378
Iowa - 0.6%
Iowa Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,965	3.590	01/01/31	2,965
Iowa Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.600	02/15/35	2,000
				4,965
Kentucky - 2.0%
Lexington-Fayette Urban County Airport Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.660	07/01/28	1,000
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	7,650	3.590	05/15/23	7,650
Louisville & Jefferson County Regional Airport Authority Revenue Bonds, weekly demand (Ê)	6,700	3.560	01/01/29	6,700
				15,350
Louisiana - 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, weekly demand (Ê)(µ)	1,500	3.570	10/01/26	1,500
Maine - 0.1%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	900	3.770	07/01/12	900
Maryland - 0.9%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	3.580	04/01/35	4,000
Montgomery County Housing Opportunities Commission Housing Revenue Bonds, weekly demand (Ê)	3,000	3.620	06/01/30	3,000
				7,000

Tax Free Money Market Fund
10

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Massachusetts - 7.4%
Massachusetts Bay Transportation Authority Special Assessment, weekly demand (Ê)	1,000	3.670	07/01/30	1,000
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	2,555	3.620	03/01/19	2,555
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	2,115	3.570	12/01/32	2,115
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	9,900	3.640	10/01/35	9,900
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,925	3.650	07/01/27	1,925
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	2,700	3.430	07/01/29	2,700
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	10,950	3.430	02/01/34	10,950
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	8,200	3.530	07/01/40	8,200
Massachusetts School Building Authority Revenue Bonds, weekly demand (Ê)(µ)	10,315	3.650	08/15/37	10,315
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	655	3.650	04/01/28	655
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.650	08/01/37	1,700
Route 3 North Transit Improvement Association Revenue Bonds, weekly demand (Ê)(µ)	5,800	3.590	06/15/33	5,800
				57,815
Michigan - 0.7%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	3.610	12/01/14	1,500
Michigan Municipal Bond Authority Revenue Bonds, weekly demand (Ê)	995	3.670	10/01/21	995
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.620	06/01/30	2,000
Michigan Strategic Fund Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.600	06/01/31	1,000
				5,495
Minnesota - 0.4%
Southern Minnesota Municipal Power Agency Revenue Bonds, weekly demand (Ê)(µ)	3,040	3.670	01/01/27	3,040
Missouri - 2.1%
Kansas City Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	11,000	3.600	08/01/38	11,000
Kansas City Municipal Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	4,300	3.590	04/15/34	4,300
Missouri Development Finance Board Revenue Bonds, weekly demand (Ê)	800	3.600	12/01/33	800
				16,100
Montana - 0.9%
Montana Facility Finance Authority Revenue Bonds, weekly demand (Ê)	7,400	3.560	12/01/35	7,400
Nevada - 1.6%
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.700	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	3.700	10/15/33	1,900
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	9,810	3.740	04/01/37	9,810
				12,910

Tax Free Money Market Fund
11

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
New Hampshire - 0.8%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	3.630	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	3.600	06/01/32	4,500
				6,400
New Jersey - 1.0%
New Jersey Economic Development Authority Revenue Bonds, weekly demand (Ê)	8,000	3.300	07/01/26	8,000
New York - 5.9%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	3.500	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	3,300	3.500	08/01/12	3,300
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	15,000	3.530	02/15/16	15,000
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.520	05/01/33	2,300
New York City Housing Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	5,400	3.580	12/01/36	5,400
New York City Housing Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,800	3.580	06/01/42	2,800
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	3,435	3.490	11/01/22	3,435
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	695	3.540	11/01/22	695
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	3.570	11/15/22	4,160
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,570	3.530	07/01/28	1,570
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	3,700	3.530	03/15/28	3,700
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	2,850	3.580	05/15/35	2,850
				46,210
North Carolina - 4.1%
Charlotte-Mecklenburg Hospital Authority Revenue Bonds, weekly demand (Ê)	2,620	3.550	01/15/26	2,620
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,780	3.590	07/01/16	1,780
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	4,595	3.590	07/01/29	4,595
County of Union North Carolina General Obligation Unlimited, weekly demand (Ê)	4,200	3.530	03/01/30	4,200
Mecklenburg County North Carolina General Obligation Unlimited, weekly demand (Ê)	3,065	3.590	03/01/15	3,065
North Carolina Eastern Municipal Power Agency Revenue Bonds, weekly demand (Ê)(µ)	6,000	3.590	01/01/24	6,000
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	5,700	3.590	06/01/28	5,700
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	3,300	3.600	10/01/32	3,300
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	3.600	05/01/21	1,000
				32,260
Ohio - 3.0%
City of Columbus Ohio General Obligation Unlimited, weekly demand (Ê)	1,600	3.490	12/01/26	1,600
Cleveland-Cuyahoga County Port Authority Revenue Bonds, weekly demand (Ê)(µ)	9,000	3.600	01/01/37	9,000
County of Franklin Ohio Revenue Bonds, weekly demand (Ê)(µ)	5,600	3.630	06/01/16	5,600
County of Franklin Ohio Revenue Bonds, weekly demand (Ê)(µ)	4,225	3.570	05/01/31	4,225
State of Ohio General Obligation Unlimited, weekly demand (Ê)	2,945	3.500	03/15/25	2,945
				23,370
Oregon - 0.6%
Oregon State Facilities Authority Revenue Bonds, weekly demand (Ê)	4,600	3.650	12/30/36	4,600
Pennsylvania - 2.4%
Allegheny County Hospital Development Authority Revenue Bonds, weekly demand (Ê)(µ)	10,300	3.560	03/01/20	10,300
Geisinger Authority Revenue Bonds, weekly demand (Ê)	1,000	3.570	08/01/28	1,000

Tax Free Money Market Fund
12

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Pennsylvania Energy Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.650	12/01/11	2,500
Pennsylvania Higher Education Assistance Agency Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.650	06/01/29	1,700
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds, weekly demand (Ê)	3,035	3.570	02/15/21	3,035
				18,535
Puerto Rico - 0.7%
Puerto Rico Electric Power Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.600	01/01/13	1,000
Puerto Rico Public Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)(l)	4,810	3.680	12/01/19	4,810
				5,810
Rhode Island - 0.5%
Rhode Island Health & Educational Building Corp. Revenue Bonds, weekly demand (Ê)(µ)	3,665	3.590	04/01/34	3,665
South Carolina - 0.3%
City of Rock Hill South Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.590	01/01/23	1,200
South Carolina Jobs-Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,295	3.590	02/15/28	1,295
				2,495
Tennessee - 0.5%
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	3.600	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue Bonds, weekly demand (Ê)(µ)	3,095	3.700	01/01/30	3,095
Montgomery County Public Building Authority Revenue Bonds, weekly demand (Ê)(µ)	85	3.620	07/01/34	85
				3,930
Texas - 8.3%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	3.610	12/01/14	1,400
City of Arlington Texas Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.600	08/15/35	1,700
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)	10,000	3.600	02/15/31	10,000
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	12,820	3.600	02/15/32	12,820
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)	15,900	3.560	12/01/32	15,900
North Texas Tollway Authority Revenue Bonds, weekly demand (Ê)(µ)	3,300	3.630	01/01/23	3,300
Polly Ryon Hospital Authority Revenue Bonds, weekly demand (Ê)(µ)	7,500	3.600	12/01/26	7,500
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	3.670	05/15/30	3,500
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	3.670	08/01/21	1,400
State of Texas General Obligation Unlimited, weekly demand (Ê)	3,630	3.590	12/01/16	3,630
University of Texas Revenue Bonds, weekly demand (Ê)	3,800	3.520	08/15/13	3,800
				64,950

See accompanying notes which are an integral part of the schedules of investments.

Tax Free Money Market Fund
13

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Utah - 1.1%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	3.700	08/01/31	1,750
Murray Utah Revenue Bonds, weekly demand (Ê)	1,200	3.600	05/15/36	1,200
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	3.720	07/01/33	6,000
				8,950
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.610	12/01/25	1,200
Virginia - 0.2%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	3.650	06/15/26	1,500
Washington - 2.9%
Energy Northwest Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.670	07/01/18	1,000
King County Housing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,665	3.590	07/01/42	2,665
King County Housing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.640	01/01/43	2,000
Snohomish County Public Utility District No. 1 Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.590	01/01/25	2,500
Washington Economic Development Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	3.630	10/01/25	2,410
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,670	3.640	08/01/26	3,670
Washington State Housing Finance Commission Revenue Bonds, weekly demand (Ê)(µ)	8,400	3.510	01/01/30	8,400
				22,645
West Virginia - 0.4%
West Virginia State Hospital Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.610	12/01/25	3,000
Wisconsin - 0.4%
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	3.630	09/01/33	3,000
Total Short-Term Tax-Exempt Obligations (cost $799,547)				799,547
Total Investments - 101.8% (amortized cost $799,547)				799,547

Other Assets and Liabilities, Net - (1.8%)	(13,805)
Net Assets - 100%	785,742

Tax Free Money Market Fund
14

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

%
Quality Ratings as a % of Value
VMIG1, SP-1+ or equivalent*	100
Economic Sector Emphasis as a % of Value
Health Care Revenue	26
Housing Revenue	19
Education Revenue	13
General Obligation	10
Water and Sewer	10
Industrial Revenue/Pollution Control Revenue	8
Electricity & Power Revenue	4
Transportation Revenue	4
Parking Revenue	1
Public Agency Revenue	1
Transportation	1
Other Revenue	3
100

*  VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."

SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the schedules of investments.

Tax Free Money Market Fund
15

SSgA
Money Market Funds

Notes to Schedules of Investments — November 30, 2007 (Unaudited)

Footnotes

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

(l)  Restricted security (144A). Security may have contractual restriction on resale, may have been offered in a private placement.

(ß)  Illiquid security.

Notes to Schedule of Investments
16

SSgA

Money Market Funds

Notes to Quarterly Report — November 30, 2007 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2007. This Quarterly Report reports on three of the SSgA Funds, the SSgA Money Market Fund, the SSgA US Government Money Market Fund and the SSgA Tax Free Money Market Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. In addition, the Funds value Repurchase agreements using specific identified cost.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Notes to Quarterly Report
17

SSgA

Money Market Funds

Notes to Quarterly Report, (continued) — November 30, 2007 (Unaudited)

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (the "Central Fund"). As of November 30, 2007, $9,141,438 represents the investments of other SSgA Funds not presented herein.

4. Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 10% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of November 30, 2007, the following illiquid security was held by the Funds:

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Money Market Fund - 0.9%
Goldman Sachs Group Inc.*	09/26/07	75,000,000	100.00	75,000	75,000

* Restricted Security

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of November 30, 2007:

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Money Market Fund - 11.8%
Alliance & Leicester PLC	09/04/07	60,000,000	100.00	60,000	60,000
Bank of America	09/21/07	150,000,000	100.00	150,000	150,000
CAM US Finance SA	07/03/07	25,000,000	100.00	25,000	25,000
Caja Madrid	07/19/07	40,000,000	100.00	40,000	40,000
Lloyds TSB Bank PLC	08/06/07	150,000,000	100.00	150,000	150,000
Macquarie Bank, Ltd.	07/23/07	30,000,000	100.00	30,000	30,000
National Australia Bank, Ltd.	08/07/07	70,000,000	100.00	70,000	70,000
Nordea Bank AB	08/13/07	118,000,000	100.00	118,000	118,000
Northern Rock PLC	07/03/07	65,000,000	100.00	65,000	65,000
Northern Rock PLC	07/05/07	40,000,000	100.00	40,000	40,000
Svenska Handelsbanken AB	08/13/07	70,000,000	100.00	70,000	70,000
Svenska Handelsbanken AB	08/21/07	100,000,000	100.00	100,000	100,000
UniCredito Italiano SpA	08/15/07	25,000,000	100.00	25,000	25,000
Westpac Banking Corp.	08/16/07	52,000,000	100.00	52,000	52,000
Westpac Banking Corp.	08/06/07	100,000,000	100.00	100,000	100,000
					1,095,000
Tax Free Money Market - 0.0%
Puerto Rico Public Finance Corp. Revenue Bonds	05/05/06	4,810,000	100.00	4,810	4,810

Notes to Quarterly Report
18

SSgA
Money Market Funds

Shareholder Requests for Additional Information — November 30, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
19

MMQR-11/07

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

November 30, 2007

SSgA Funds
Institutional Money Market Funds

Quarterly Report

November 30, 2007 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA
US Treasury Money Market Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Share	Rate %	Date of Maturity	Value $
United States Treasury - 23.9%
United States Treasury Bills	300,000	2.500	12/06/07	299,896
United States Treasury Bills	300,000	3.010	12/20/07	299,523
Total United States Treasury (amortized cost $599,419)				599,419
Total Investments - 23.9% (amortized cost $599,419)				599,419
Repurchase Agreements - 76.4%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $100,000 dated November 30, 2007 at 3.100% to be repurchased at $100,026 on December 3, 2007, collateralized by: $74,232 par United States Treasury Obligations, valued at $102,000				100,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $100,000 dated November 30, 2007 at 3.100% to be repurchased at $100,026 on December 3, 2007, collateralized by: $78,489 par various United States Treasury Obligations, valued at $102,000				100,000
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated November 30, 2007 at 3.100% to be repurchased at $100,026 on December 3, 2007, collateralized by: $100,009 par various United States Treasury Obligations, valued at $102,003				100,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $550,000 dated November 30, 2007 at 3.200% to be repurchased at $550,147 on December 3, 2007, collateralized by: $550,328 par various United States Treasury Obligations, valued at $561,001.				550,000
Agreement with Fortis Securities, Inc. and The Bank of New York, Inc. (Tri-Party) of $100,000 dated November 30, 2007 at 3.050% to be repurchased at $100,025 on December 3, 2007, collateralized by: $139,837 par various United States Treasury Obligations, valued at $102,000				100,000
Agreement with Greenwich Capital Markets and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated November 30, 2007 at 3.100% to be repurchased at $100,026 on December 3, 2007, collateralized by: $100,009 par various United States Treasury Obligations, valued at $102,001				100,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated November 30, 2007 at 3.000% to be repurchased at $100,025 on December 3, 2007, collateralized by: $100,008 par various United States Treasury Obligations, valued at $102,001				100,000
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $550,000 dated November 30, 2007 at 3.100% to be repurchased at $550,142 on December 3, 2007, collateralized by: $550,047 par various United States Treasury Obligations, valued at $561,005				550,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $17,899 dated November 30, 2007 at 3.300% to be repurchased at $17,904 on December 3, 2007, collateralized by: $17,901 par United States Treasury Obligations, valued at $18,262				17,899

US Treasury Money Market Fund 3

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated November 30, 2007 at 3.000% to be repurchased at $100,025 on December 3, 2007, collateralized by: $100,008 par United States Treasury Obligations, valued at $102,000	100,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $100,000 dated November 30, 2007 at 3.050% to be repurchased at $100,025 on December 3, 2007, collateralized by: $149,618 par various United States Treasury Obligations, valued at $102,000	100,000
Total Repurchase Agreements (identified cost $1,917,889)	1,917,899
Total Investments and Repurchase Agreements - 100.3% (cost $2,517,318) (†)	2,517,318
Other Assets and Liabilities, Net - (0.3%)	(7,460)
Net Assets - 100.0%	2,509,858

See accompanying notes which are an integral part of the schedule of investments.
US Treasury Money Market Fund 4

SSgA
Prime Money Market Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds and Notes - 17.5%
Alliance & Leicester PLC (Ê)(l)	95,000	4.822	08/29/08	95,000
American Centurion Bank (Ê)	45,000	4.740	08/19/08	45,000
Bank of America Corp.(l)	400,000	5.100	12/27/07	400,000
Bank of Ireland (Ê)(l)	100,000	4.676	08/18/08	100,000
Bank of Scotland(l)	100,000	4.655	09/08/08	100,000
Caja Madrid (Ê)(l)	60,000	5.349	08/12/08	60,000
CAM US Finance SA (Ê)(l)	45,000	5.240	07/25/08	45,000
General Electric Capital Corp. (Ê)	225,000	4.809	09/24/08	225,000
Goldman Sachs Group Inc.(ß)(l)	175,000	5.280	01/15/08	175,000
HBOS Treasury Services PLC (Ê)	55,000	4.786	10/04/08	55,000
JP Morgan Chase & Co. (Ê)	145,000	4.696	09/02/08	145,000
Lloyds TSB Group PLC (Ê)(l)	250,000	4.648	09/06/08	250,000
Macquarie Bank Ltd. (Ê)(l)	95,000	4.788	08/20/08	95,000
Merrill Lynch & Co. Inc. (Ê)	80,000	4.768	09/03/08	80,000
Morgan Stanley (Ê)	80,000	4.768	09/03/08	80,000
Morgan Stanley (Ê)	50,000	4.777	09/15/08	50,000
National Australia Bank (Ê)(l)	95,000	4.658	09/05/08	95,000
Nordea Bank AB (Ê)(l)	63,000	4.679	09/10/08	63,000
Northern Rock PLC (Ê)(l)	100,000	4.748	08/01/08	100,000
Northern Rock PLC (Ê)(l)	60,000	4.708	08/04/08	60,000
Svenska Handelsbanken (Ê)(l)	100,000	4.629	09/13/08	100,000
Svenska Handelsbanken (Ê)(l)	100,000	4.758	09/19/08	100,000
Wells Fargo & Company (Ê)	100,000	4.766	08/15/08	100,000
Wells Fargo & Company (Ê)	90,000	4.766	09/17/08	90,000
Wells Fargo & Company (Ê)	100,000	4.738	10/02/08	100,000
Westpac Banking Corp. (Ê)(l)	100,000	4.658	09/05/08	100,000
Westpac Banking Corp. (Ê)(l)	82,000	4.648	09/15/08	82,000
Total Corporate Bonds and Notes (amortized cost $2,990,000)				2,990,000
Domestic Certificates of Deposit - 5.8%
Chase Manhattan Bank	300,000	5.170	01/11/08	300,000
Chase Manhattan Bank	150,000	5.150	02/12/08	150,000
Citibank	550,000	4.900	02/15/08	550,000
Total Domestic Certificates of Deposit (amortized cost $1,000,000)				1,000,000
Domestic Commercial Paper - 4.3%
Bank of America Corp.	100,000	5.093	01/10/08	99,434
Bank of America Corp.	75,000	4.655	03/26/08	73,875
Bank of America Corp.	65,000	4.665	04/24/08	63,779
General Electric Capital Corp.	200,000	5.170	01/25/08	198,420
General Electric Capital Corp.	200,000	4.809	04/04/08	196,424
JP Morgan Chase & Co.	100,000	5.030	01/15/08	99,371
Total Domestic Commercial Paper (amortized cost $731,303)				731,303

Prime Money Market Fund 5

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Domestic Time Deposits - 1.4%
Branch Banking & Trust Co.	235,377	4.700	12/03/07	235,377
Total Domestic Time Deposits (amortized cost $235,377)				235,377
Foreign Commercial Paper - 0.9%
Westpac Banking Corp	150,000	4.970	02/28/08	148,137
Total Foreign Commercial Paper (amortized cost $148,137)				148,137
United States Government Agencies - 3.0%
Federal Home Loan Bank (Ê)	125,000	4.687	11/13/08	125,000
Federal Home Loan Bank Discount Note	100,000	4.360	01/30/08	99,275
Federal National Mortgage Association Discount Note	199,513	4.350	01/30/08	198,067
Freddie Mac (Ê)	100,000	4.639	03/26/08	99,984
Total United States Government Agencies (amortized cost $522,326)				522,326
Yankee Certificates of Deposit - 39.9%
Bank of Ireland	250,000	5.090	01/22/08	250,000
Bank of Nova Scotia	150,000	4.820	12/27/07	150,000
Bank of Nova Scotia	400,000	4.750	02/08/08	400,000
Bank of Scotland PLC	250,000	4.810	04/28/08	250,000
Bank of Scotland PLC	150,000	4.720	04/30/08	150,000
Barclays Bank PLC	100,000	5.350	12/20/07	100,000
Barclays Bank PLC	375,000	5.150	12/21/07	375,000
Barclays Bank PLC	75,000	5.355	01/22/08	75,000
BNP Paribas SA	100,000	5.345	12/10/07	100,000
Calyon NY	300,000	5.090	12/26/07	300,000
Calyon NY	105,000	4.745	03/26/08	105,002
Deutsche Bank AG	130,000	5.300	01/16/08	129,996
Deutsche Bank AG	250,000	4.680	04/01/08	250,000
Deutsche Bank AG	200,000	4.775	04/29/08	200,000
Dexia Bank	500,000	4.850	01/08/08	500,000
HBOS Treasury Services PLC	200,000	5.340	01/18/08	200,000
Landesbank Baden-Wuerttemberg	175,000	5.020	01/25/08	175,000
Lloyds TSB Bank PLC	150,000	4.730	03/03/08	150,001
National Australia Bank	200,000	4.810	02/11/08	200,004
Rabobank Nederland NV	500,000	4.755	02/08/08	500,005
Royal Bank of Scotland	405,000	5.200	01/10/08	405,002
Societe Generale	400,000	5.150	02/29/08	400,000
Societe Generale (Ê)	150,000	4.733	03/25/08	149,988
Svenska Handelsbanken	300,000	5.110	01/17/08	300,000
UBS AG	235,000	5.095	01/16/08	235,000
UBS AG	235,000	5.095	02/19/08	235,000
UBS AG	200,000	4.970	03/28/08	200,000

Prime Money Market Fund 6

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
UniCredito Italiano SpA	300,000	5.355	01/14/08	300,002
UniCredito Italiano SpA (Ê)(l)	35,000	4.672	09/12/08	35,000
Total Yankee Certificates of Deposit (amortized cost $6,820,000)				6,820,000
Total Investments - 72.8% (amortized cost $12,447,143)				12,447,143
Repurchase Agreements - 27.2%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $1,500,000 dated November 30, 2007 at 4.640% to be repurchased at $1,500,580 on December 3, 2007, collateralized by: $1,986,614 par various United States Government Agency Mortgage Obligations, valued at $1,530,000				1,500,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $75,000 dated November 30, 2007, at 4.788% to be repurchased at $75,030 on December 3, 2007, collateralized by: $67,768 par various Corporate Obligations, valued at $76,500				75,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $500,000 dated November 30, 2007, at 4.630% to be repurchased at $500,193 on December 3, 2007, collateralized by: $557,325 par various United States Government Agency Mortgage Obligations, valued at $510,000				500,000
Agreement with JP Morgan and JP Morgan Chase & Co. (Tri-Party) of $500,000 dated November 30, 2007 at 4.640% to be repurchased at $500,193 on December 3, 2007, collateralized by: $501,763 par various United States Government Agency Mortgage Obligations, valued at $510,004				500,000
Agreement with Morgan Stanley Inc. and The Bank of New York, Inc. (Tri-Party) of $80,000 dated November 30, 2007 at 4.808% to be repurchased at $80,032 on December 3, 2007, collateralized by: $110,591 par various Asset-Backed Securities, valued at $84,754				80,000
Agreement with Salomon Smith Barney. and The Bank of New York, Inc. (Tri-Party) of $1,500,000 dated November 30, 2007 at 4.630% to be repurchased at $1,500,579 on December 3, 2007, collateralized by: $3,564,775 par various United States Government Agency Mortgage Obligations, valued at $1,530,000				1,500,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $500,000 dated November 30, 2007 at 4.630% to be repurchased at $500,193 on December 3, 2007, collateralized by: $646,247 par various United States Government Agency Mortgage Obligations, valued at $510,004				500,000
Total Repurchase Agreements (identified cost $4,655,000)				4,655,000
Total Investments and Repurchase Agreements - 100.0% (cost $17,102,143) (†)				17,102,143
Other Assets and Liabilities, Net - 0.0%				2,675
Net Assets - 100.0%				17,104,818

See accompanying notes which are an integral part of the schedules of investments.
Prime Money Market Fund 7

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments — November 30, 2007 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

(l)  Restricted security (144). Security may have contractual restriction on resale, may have been offered in a private placement transaction, and may note registered under the Securities Act of 1933.

(ß)  Illiquid security.

Notes to Schedules of Investments 8

SSgA

Institutional Money Market Funds

Notes to Quarterly Report — November 30, 2007 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2007. This Quarterly Report reports on two Funds, the SSgA US Treasury Money Market Fund and the SSgA Prime Money Market Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. In addition, the Funds value repurchase agreements using specific identified cost.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Quarterly Report
9

SSgA
Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

3. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of November 30, 2007, $170,937,737 represents the investments of other Investment Company Funds not presented herein.

4. Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 10% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 10% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of November 30, 2007, the following illiquid security was held by the Funds:

Illiquid Securities

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount or Shares	Cost Cost per Unit $	Market Value (000) $	(000) $
Prime Money Market - 1.0%
Goldman Sachs Group Inc.*	09/26/07	175,000,000	100.00	175,000	175,000

*Restricted

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of November 30, 2007:

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Prime Money Market - 9.0%
Alliance & Leicester PLC	09/04/07	95,000,000	100.00	95,000	95,000
Bank of America	09/21/07	400,000,000	100.00	400,000	400,000
Bank of Ireland	07/19/07	100,000,000	100.00	100,000	100,000
Bank of Scotland PLC	09/04/07	100,000,000	100.00	100,000	100,000
Caja Madrid	07/19/07	60,000,000	100.00	60,000	60,000
CAM US Finance SA	07/03/07	45,000,000	100.00	45,000	45,000
Lloyds TSB Group PLC	08/06/07	250,000,000	100.00	250,000	250,000
Macquarie Bank, Ltd.	07/23/07	95,000,000	100.00	95,000	95,000
National Australia Bank	08/07/07	95,000,000	100.00	95,000	95,000
Nordea Bank AB	08/13/07	63,000,000	100.00	63,000	63,000
Northern Rock PLC	07/03/07	60,000,000	100.00	60,000	60,000
Northern Rock PLC	07/05/07	100,000,000	100.00	100,000	100,000
Svenska Handelsbanken AB	08/13/07	100,000,000	100.00	100,000	100,000
Svenska Handelsbanken AB	08/21/07	100,000,000	100.00	100,000	100,000
UniCredito Italiano SpA	08/15/07	35,000,000	100.00	35,000	35,000
Westpac Banking Corp.	08/06/07	82,000,000	100.00	82,000	82,000
Westpac Banking Corp.	08/16/07	100,000,000	100.00	100,000	100,000
					1,935,000

Notes to Quarterly Report
10

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — November 30, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv)at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
11

IMMQR-11/07

FIXED INCOME FUNDS

Yield Plus Fund

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Quarterly Report

November 30, 2007

SSgA Funds

Fixed Income Funds

Quarterly Report

November 30, 2007 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Yield Plus Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 97.7%
Asset-Backed Securities - 55.4%
Access Group, Inc. (Ê) Series 2003-A Class A1 5.514% due 04/25/23	2,373	2,373
ACE Securities Corp. (Ê) Series 2005-HE6 Class A2B 4.989% due 10/25/35	1,627	1,625
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R1 Class M5 5.989% due 02/25/34	2,107	1,864
Amortizing Residential Collateral Trust (Ê) Series 2002-BC5 Class M1 5.479% due 07/25/32	1,808	1,774
Argent Securities, Inc. (Ê) Series 2003-W3 Class M1 5.539% due 09/25/33	3,000	2,774
Asset Backed Funding Certificates (Ê) Series 2004-HE1 Class M2 5.939% due 07/25/34	1,617	1,593
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2 Class M1 6.441% due 04/15/33	3,248	3,236
GE Business Loan Trust (Ê)(l) Series 2004-1 Class B 5.791% due 05/15/32	2,005	2,004
GSAMP Trust (Ê) Series 2005-HE4 Class B2 6.089% due 08/25/35	1,000	462
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-WMC Class M2 5.079% due 07/25/36	3,000	1,242
Ownit Mortgage Loan Asset Backed Certificates (Ê) Series 2006-3 Class M3 5.159% due 03/25/37	2,805	1,100
SLM Student Loan Trust (Ê) Series 2003-B Class A2 6.094% due 03/15/22	4,000	3,970
SMS Student Loan Trust (Ê) Series 1998-A Class A2 5.131% due 07/28/26	1,081	1,082
Structured Asset Investment Loan Trust (Ê) Series 2003-BC2 Class M1 6.169% due 04/25/33	1,390	1,302
Series 2003-BC3 Class M1 6.214% due 04/25/33	2,109	1,682

	Principal Amount ($) or Shares	Market Value $
Series 2003-BC1 Class M2 6.639% due 10/25/33	621	331
6.539% due 11/25/33	866	775
Series 2004-BNC Class M3 6.089% due 12/25/34	3,811	3,686
		32,875
International Debt - 25.4%
ARMS II (Ê) Series 2004-G3 Class A1A 5.463% due 01/10/35	2,135	2,125
Crusade Global Trust (Ê) Series 2003-1 Class A 5.414% due 01/17/34	717	715
Series 2003-2 Class A 5.836% due 09/18/34	1,639	1,636
Granite Master Issuer PLC (Ê) Series 2007-2 Class 2B1 5.330% due 12/17/54	5,000	4,645
Granite Mortgages PLC (Ê) Series 2004-3 Class 2A1 5.728% due 09/20/44	1,121	1,099
Medallion Trust (Ê) Series 2004-1G Class A1 5.160% due 05/25/35	1,537	1,521
Series 2007-1G Class A1 5.080% due 02/27/39	1,188	1,149
Puma Finance, Ltd. (Ê) Series 2003-G3 Class A 5.586% due 08/08/34	883	882
Westpac Securitisation Trust (Ê) Series 2002-1G Class A 5.781% due 06/05/33	1,316	1,313
		15,085
Mortgage-Backed Securities - 16.9%
Credit Suisse First Boston Mortgage Securities Corp. (l) Series 2003-C4 Class ASP Interest Only STRIP 0.482% due 08/15/36	103,620	1,199
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.069% due 04/25/36	1,974	1,855
Morgan Stanley Capital I (l) Series 2003-IQ5 Class X2 Interest Only STRIP 0.933% due 04/15/38	31,244	801

Yield Plus Fund 3

SSgA
Yield Plus Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Residential Accredit Loans, Inc. (Ê) Series 2003-QS1 Class A5 5.439% due 07/25/33	912	884
Series 2004-QS1 Class A2 5.339% due 01/25/34	859	846
Residential Asset Securitization Trust (Ê) Series 2003-A8 Class A2 5.139% due 10/25/18	1,909	1,861
Series 2003-A9 Class A3 5.339% due 08/25/33	1,775	1,720
Sequoia Mortgage Trust (Ê) Series 2003-2 Class A1 5.330% due 06/20/33	33	33
Series 2004-1 Class B1 5.550% due 02/20/34	805	796
		9,995
Total Long-Term Investments (cost $63,368)		57,955
Short-Term Investments - 2.4%
Federated Investors Prime Cash Obligations Fund	1,431,133	1,431
Goldman Sachs Financial Square Funds - Prime Obligations Fund	7,342	7
Total Short-Term Investments (cost $1,438)		1,438
Total Investments - 100.1% (identified cost $64,806)		59,393
Other Assets and Liabilities, Net - (0.1%)		(71)
Net Assets - 100.0%		59,322

See accompanying notes which are an integral part of the schedules of investments.
Yield Plus Fund 4

SSgA
Bond Market Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 110.1%
Asset-Backed Securities - 10.0%
Asset Backed Securities Corp. Home Equity (Ê) Series 2005-HE3 Class M2 5.229% due 04/25/35	2,500	2,084
Series 2005-HE8 Class M2 5.239% due 11/25/35	1,000	813
Carrington Mortgage Loan Trust (Ê) Series 2006-RFC Class A1 4.829% due 05/25/36	78	77
Centex Home Equity (Ê) Series 2005-D Class M2 5.249% due 10/25/35	2,000	1,812
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2007-AMC Class A2B 4.939% due 12/25/36	240	220
Series 2007-AHL Class M1 5.039% due 12/25/36	570	324
Countrywide Asset-Backed Certificates (Ê) Series 2003-BC3 Class A2 5.409% due 09/25/33	144	141
Series 2004-6 Class M5 6.143% due 08/25/34	143	104
Series 2004-BC5 Class M4 5.719% due 09/25/34	357	314
Series 2007-2 Class M1 5.009% due 02/25/37	2,070	1,369
Series 2007-2 Class 2A3 4.929% due 08/25/37	165	142
GMAC Mortgage Corp. Loan Trust Series 2004-HE5 Class A3 3.970% due 09/25/34	165	164
IXIS Real Estate Capital Trust (Ê) Series 2006-HE2 Class A3 4.949% due 08/25/36	150	142
Long Beach Mortgage Loan Trust (Ê) Series 2005-3 Class M2 5.279% due 09/25/35	2,500	2,059
Morgan Stanley ABS Capital I (Ê) Series 2006-HE6 Class M2 5.089% due 09/25/36	1,285	553
Morgan Stanley Home Equity Loans (Ê) Series 2006-3 Class M2 5.099% due 04/25/36	455	241
Novastar Home Equity Loan (Ê) Series 2007-2 Class A2C 4.969% due 09/25/37	130	121
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	509

	Principal Amount ($) or Shares	Market Value $
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-OP1 Class M2 5.179% due 10/25/35	500	299
Soundview Home Equity Loan Trust (Ê) Series 2006-EQ2 Class A3 4.949% due 01/25/37	100	88
Structured Asset Securities Corp. Series 2005-4XS Class 3A4 4.790% due 03/25/35	543	474
Washington Mutual Asset-Backed Certificates (Ê) Series 2006-HE1 Class M2 5.149% due 04/25/36	330	197
Series 2007-HE1 Class 2A3 4.939% due 01/25/37	485	441
		12,688
Corporate Bonds and Notes - 18.1%
Abbott Laboratories 5.875% due 05/15/16	100	104
Aetna, Inc. 7.875% due 03/01/11	35	39
Alabama Power Co. 5.700% due 02/15/33	50	48
Alcoa, Inc. 5.550% due 02/01/17	25	25
Allstate Corp. (The) 5.550% due 05/09/35	85	76
AMBAC Financial Group, Inc. 5.950% due 12/05/35	75	56
American Express Co. 5.500% due 09/12/16	50	49
American Express Credit Corp. 5.300% due 12/02/15	50	49
American General Finance Corp. 3.875% due 10/01/09	30	30
5.750% due 09/15/16	75	74
Ameriprise Financial, Inc. 5.350% due 11/15/10	100	103
Amgen, Inc. 4.000% due 11/18/09	120	119
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	25	26
6.500% due 05/01/42	100	108
Apache Corp. 6.250% due 04/15/12	35	37
Appalachian Power Co. 6.375% due 04/01/36	75	75
Archer-Daniels-Midland Co. 7.000% due 02/01/31	100	114

Bond Market Fund 5

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Arizona Public Service Co. 6.375% due 10/15/11	85	89
AT&T, Inc. 4.125% due 09/15/09	200	199
5.625% due 06/15/16	50	51
Avon Products, Inc. 5.125% due 01/15/11	50	51
AXA Equitable Life Insurance Co. (l) 7.700% due 12/01/15	115	132
BAC Capital Trust VI 5.625% due 03/08/35	75	62
Bank of America Corp. 5.420% due 03/15/17	300	291
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	40	42
Bank One Corp. 7.625% due 10/15/26	150	167
BB&T Corp. 4.750% due 10/01/12	75	75
Bear Stearns Cos., Inc. (The) 5.550% due 01/22/17	145	132
BellSouth Corp. 6.000% due 10/15/11	200	209
Berkshire Hathaway Finance Corp. 4.850% due 01/15/15	150	150
Black & Decker Corp. 7.125% due 06/01/11	50	54
Boston Properties, LP 6.250% due 01/15/13	100	104
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	100	99
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	100	108
Campbell Soup Co. 6.750% due 02/15/11	50	54
5.000% due 12/03/12	50	51
Capital One Bank 5.125% due 02/15/14	25	23
Capital One Financial Corp. 5.700% due 09/15/11	115	110
Cardinal Health, Inc. 6.750% due 02/15/11	65	68
Caterpillar Financial Services Corp. 4.625% due 06/01/15	25	24
5.500% due 03/15/16	75	76
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	55

	Principal Amount ($) or Shares	Market Value $
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	56
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	100	108
CIT Group, Inc. 6.000% due 04/01/36	50	42
Citigroup, Inc. 5.100% due 09/29/11	150	150
5.850% due 08/02/16	300	302
5.850% due 12/11/34	100	93
Coca-Cola Enterprises, Inc. 7.000% due 10/01/26	100	114
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	175	197
Comcast Cable Communications LLC 6.875% due 06/15/09	100	103
Comcast Corp. 5.900% due 03/15/16	100	101
ConAgra Foods, Inc. 6.750% due 09/15/11	68	72
ConocoPhillips 6.650% due 07/15/18	175	194
Consolidated Edison Co. of New York, Inc. 5.375% due 12/15/15	75	75
5.850% due 03/15/36	75	73
Constellation Energy Group, Inc. 6.125% due 09/01/09	125	128
Consumers Energy Co. Series D 5.375% due 04/15/13	25	25
Countrywide Financial Corp. 6.250% due 05/15/16	125	79
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	50	38
COX Communications, Inc. 7.125% due 10/01/12	25	27
5.500% due 10/01/15	50	49
Credit Suisse USA, Inc. 6.125% due 11/15/11	200	210
5.375% due 03/02/16	100	100
CRH America, Inc. 6.950% due 03/15/12	100	106
Cytec Industries, Inc. 5.500% due 10/01/10	25	26
Daimler Finance NA LLC 5.750% due 09/08/11	175	180

Bond Market Fund 6

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Deere & Co. 7.850% due 05/15/10	32	35
Developers Diversified Realty Corp. (ö) 5.375% due 10/15/12	25	25
Dominion Resources, Inc. Series B 5.950% due 06/15/35	100	93
DR Horton, Inc. 6.000% due 04/15/11	100	90
DTE Energy Co. Series A 6.650% due 04/15/09	63	65
Electronic Data Systems Corp. 7.125% due 10/15/09	75	78
Emerson Electric Co. 5.000% due 12/15/14	100	100
Energy Transfer Partners, LP 6.125% due 02/15/17	70	69
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	50	51
5.000% due 03/01/15	100	96
ERP Operating, LP 6.625% due 03/15/12	75	79
Exelon Corp. 5.625% due 06/15/35	85	76
Exelon Generation Co. LLC 6.950% due 06/15/11	100	106
FedEx Corp. 9.650% due 06/15/12	125	150
FIA Card Services NA 6.625% due 06/15/12	150	160
Fifth Third Bank Series BKNT 4.750% due 02/01/15	100	95
FirstEnergy Corp. Series B 6.450% due 11/15/11	50	52
Florida Power & Light Co. 4.850% due 02/01/13	25	25
Fortune Brands, Inc. 5.375% due 01/15/16	50	47
Gannett Co., Inc. 6.375% due 04/01/12	100	104
GE Insurance Solutions Corp. 7.750% due 06/15/30	150	176
Genentech, Inc. 4.750% due 07/15/15	100	98
General Dynamics Corp. 4.250% due 05/15/13	60	59

	Principal Amount ($) or Shares	Market Value $
General Electric Capital Corp. Series GMTN 5.500% due 04/28/11	50	52
Series MTNA 5.875% due 02/15/12	250	262
5.000% due 01/08/16	175	175
Series MTNA 6.750% due 03/15/32	250	286
General Electric Co. 5.000% due 02/01/13	200	203
Genworth Financial, Inc. 4.950% due 10/01/15	50	48
Goldman Sachs Group, Inc. (The) 5.750% due 10/01/16	100	101
5.950% due 01/15/27	70	63
6.125% due 02/15/33	100	99
6.345% due 02/15/34	150	133
Goldman Sachs Group, LP 5.000% due 10/01/14	200	195
Harris Corp. 5.000% due 10/01/15	50	48
Hartford Life Global Funding Trusts 5.200% due 02/15/11	50	51
Hasbro, Inc. 6.300% due 09/15/17	150	154
Health Care REIT, Inc. 6.200% due 06/01/16	25	25
Hess Corp. 6.650% due 08/15/11	100	106
7.300% due 08/15/31	25	29
HJ Heinz Finance Co. 6.750% due 03/15/32	110	115
Home Depot, Inc. 5.400% due 03/01/16	75	71
Honeywell International, Inc. 5.400% due 03/15/16	25	25
Hospitality Properties Trust 5.125% due 02/15/15	100	96
HSBC Bank USA Series BKNT 5.625% due 08/15/35	75	64
HSBC Finance Capital Trust IX 5.911% due 11/30/35	50	45
HSBC Finance Corp. 7.000% due 05/15/12	100	106
5.500% due 01/19/16	250	247
International Business Machines Corp. 8.375% due 11/01/19	50	63
5.875% due 11/29/32	50	50
International Lease Finance Corp. 5.875% due 05/01/13	125	127

Bond Market Fund 7

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
International Paper Co. 4.250% due 01/15/09	150	148
iStar Financial, Inc. 5.650% due 09/15/11	100	89
Jefferies Group, Inc. 6.250% due 01/15/36	50	44
John Deere Capital Corp. 4.875% due 03/16/09	50	50
7.000% due 03/15/12	50	55
Johnson Controls, Inc. 5.500% due 01/15/16	45	45
JP Morgan Chase & Co. 7.875% due 06/15/10	200	216
JP Morgan Chase Bank NA Series BKNT 5.875% due 06/13/16	25	25
JP Morgan Chase Capital XV 5.875% due 03/15/35	100	81
Kellogg Co. Series B 7.450% due 04/01/31	50	57
KeyBank NA Series BKNT 7.000% due 02/01/11	125	133
4.950% due 09/15/15	50	48
Kimberly-Clark Corp. 5.625% due 02/15/12	100	104
Kimco Realty Corp. 5.783% due 03/15/16	50	50
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	37
7.400% due 03/15/31	100	109
Kraft Foods, Inc. 5.625% due 11/01/11	25	26
6.500% due 11/01/31	25	25
Kroger Co. (The) 5.500% due 02/01/13	100	102
Lehman Brothers Holdings, Inc. 5.500% due 04/04/16	150	144
5.750% due 01/03/17	100	96
Lincoln National Corp. 6.150% due 04/07/36	75	72
Lowe's Cos., Inc. 8.250% due 06/01/10	85	93
5.400% due 10/15/16	25	25
Lubrizol Corp. 6.500% due 10/01/34	100	106
Mack-Cali Realty, LP 7.250% due 03/15/09	50	51

	Principal Amount ($) or Shares	Market Value $
Macys Retail Holdings, Inc. 4.800% due 07/15/09	100	100
6.625% due 04/01/11	50	52
7.450% due 07/15/17	75	78
Marathon Oil Corp. 6.800% due 03/15/32	100	109
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	78
Mellon Funding Corp. 6.375% due 02/15/10	150	156
Merck & Co., Inc. 4.375% due 02/15/13	75	75
Merrill Lynch & Co., Inc. 6.000% due 02/17/09	100	100
Series MTNB 5.300% due 09/30/15	200	189
6.220% due 09/15/26	125	115
MetLife, Inc. 5.375% due 12/15/12	46	48
5.700% due 06/15/35	100	92
MGIC Investment Corp. 5.375% due 11/01/15	25	20
Midamerican Energy Holdings Co. 5.875% due 10/01/12	75	78
Morgan Stanley 5.750% due 10/18/16	250	246
6.250% due 08/09/26	25	24
Motorola, Inc. 8.000% due 11/01/11	125	139
National City Bank of Indiana 4.250% due 07/01/18	100	87
National City Corp. 6.875% due 05/15/19	100	104
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	25	27
NB Capital Trust IV 8.250% due 04/15/27	65	68
New Cingular Wireless Services, Inc. 8.750% due 03/01/31	100	129
News America Holdings, Inc. 9.250% due 02/01/13	50	59
8.000% due 10/17/16	75	86
News America, Inc. 6.150% due 03/01/37	50	48
Nisource Finance Corp. 6.150% due 03/01/13	100	105
Norfolk Southern Corp. 7.800% due 05/15/27	67	81
7.250% due 02/15/31	70	79

Bond Market Fund 8

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Northrop Grumman Corp. 7.125% due 02/15/11	150	162
Oncor Electric Delivery Co. 6.375% due 05/01/12	100	105
7.000% due 05/01/32	25	26
Pacific Gas & Electric Co. 3.600% due 03/01/09	25	25
4.800% due 03/01/14	75	73
Pacificorp 5.250% due 06/15/35	75	68
Pepco Holdings, Inc. 6.450% due 08/15/12	100	105
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	63
Pharmacia Corp. 6.600% due 12/01/28	100	111
Pitney Bowes, Inc. 4.625% due 10/01/12	75	76
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	49
PNC Funding Corp. 7.500% due 11/01/09	100	106
Popular North America, Inc. 4.700% due 06/30/09	85	85
PPL Energy Supply LLC 5.400% due 08/15/14	100	98
Praxair, Inc. 6.375% due 04/01/12	70	75
Principal Life Income Funding Trusts 5.125% due 03/01/11	50	51
5.150% due 09/30/11	100	103
Procter & Gamble - Esop Series A 9.360% due 01/01/21	24	30
Progress Energy, Inc. 7.100% due 03/01/11	75	80
5.625% due 01/15/16	100	101
Prologis (ö) 5.500% due 03/01/13	40	40
Protective Life Secured Trusts 4.850% due 08/16/10	50	51
Prudential Financial, Inc. Series MTNC 5.400% due 06/13/35	100	87
PSEG Power LLC 6.950% due 06/01/12	75	80
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	102
Questar Market Resources, Inc. 6.050% due 09/01/16	100	105

	Principal Amount ($) or Shares	Market Value $
Radian Group, Inc. 5.625% due 02/15/13	50	37
Reynolds American, Inc. Series * 7.250% due 06/01/12	75	80
Rohm & Haas Co. 7.850% due 07/15/29	50	60
Safeco Corp. 4.875% due 02/01/10	75	77
Sara Lee Corp. 6.250% due 09/15/11	50	53
Sempra Energy 7.950% due 03/01/10	80	86
Simon Property Group, LP 5.750% due 05/01/12	100	102
5.100% due 06/15/15	25	24
SLM Corp. 5.125% due 08/27/12	100	91
5.384% due 01/27/14 (Ê)	325	284
Southern California Edison Co. 5.000% due 01/15/14	100	100
5.625% due 02/01/36	50	48
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	25	26
Southern Copper Corp. 7.500% due 07/27/35	25	27
Sovereign Bank 5.125% due 03/15/13	75	74
Spectra Energy Capital LLC 6.250% due 02/15/13	50	53
Sprint Capital Corp. 6.900% due 05/01/19	100	98
Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/12	25	27
Swiss Bank Corp. NY 7.000% due 10/15/15	50	57
Target Corp. 5.875% due 07/15/16	25	25
Teva Pharmaceutical Finance LLC 5.550% due 02/01/16	75	76
Textron Financial Corp. (l) 6.000% due 02/15/67	300	271
Thermo Fisher Scientific, Inc. 5.000% due 06/01/15	75	70
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	50	59
Time Warner, Inc. 6.875% due 05/01/12	220	232
5.875% due 11/15/16	25	24

Bond Market Fund 9

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	100
UBS Preferred Funding Trust V (ƒ) Series 1 6.243% due 05/12/49	75	70
Unilever Capital Corp. 7.125% due 11/01/10	25	27
Union Pacific Corp. 6.125% due 01/15/12	150	158
UnitedHealth Group, Inc. 5.800% due 03/15/36	125	117
US Bank NA Series BKNT 6.375% due 08/01/11	75	80
Valero Energy Corp. 6.875% due 04/15/12	125	135
Verizon Communications, Inc. 5.850% due 09/15/35	150	150
Verizon Global Funding Corp. 6.875% due 06/15/12	90	97
4.375% due 06/01/13	50	48
Viacom, Inc. 5.750% due 04/30/11	50	51
Virginia Electric and Power Co. Series A 5.400% due 01/15/16	75	74
Vornado Realty, LP 5.600% due 02/15/11	50	50
Wachovia Bank NA
5.600% due 03/15/16	165	160
5.850% due 02/01/37	50	46
Wachovia Corp. 5.500% due 08/01/35	100	88
Wal-Mart Stores, Inc. 4.500% due 07/01/15	100	97
5.250% due 09/01/35	150	131
Walt Disney Co. (The) 5.625% due 09/15/16	150	156
Washington Mutual, Inc. 5.250% due 09/15/17	75	60
Waste Management, Inc. 7.375% due 08/01/10	125	133
WellPoint, Inc. 6.800% due 08/01/12	100	109
Wells Fargo & Co. 5.125% due 09/15/16	200	195
5.375% due 02/07/35	25	23
Wells Fargo Bank NA 6.450% due 02/01/11	150	159
Western Union Co. (The) Series WI 5.930% due 10/01/16	100	101

	Principal Amount ($) or Shares	Market Value $
Weyerhaeuser Co. 6.750% due 03/15/12	25	26
Wisconsin Power & Light Co. 6.375% due 08/15/37	100	104
Wyeth 7.250% due 03/01/23	75	86
XTO Energy, Inc. 5.000% due 01/31/15	25	24
Yum! Brands, Inc. 6.250% due 04/15/16	75	76
Zions Bancorporation 6.000% due 09/15/15	25	26
		23,002
International Debt - 3.6%
Abbey National PLC 7.950% due 10/26/29	80	95
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	44
Alcan, Inc. 4.500% due 05/15/13	100	98
America Movil SAB de CV 5.750% due 01/15/15	25	25
Anadarko Finance Co. Series B 7.500% due 05/01/31	25	28
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	80	88
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	150	150
Burlington Resources Finance Co. 7.200% due 08/15/31	100	118
Canadian National Railway Co. 4.400% due 03/15/13	50	49
6.900% due 07/15/28	25	28
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	150	153
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	51
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	85	84
CIT Group Funding Co. of Canada 5.600% due 11/02/11	175	166
Deutsche Telekom International Finance BV 8.000% due 06/15/10	25	27
8.250% due 06/15/30	100	124
Diageo Capital PLC 5.500% due 09/30/16	175	176
EnCana Corp. 6.300% due 11/01/11	100	104

Bond Market Fund 10

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Export-Import Bank of Korea 5.125% due 02/14/11	50	50
Falconbridge, Ltd. 7.350% due 06/05/12	25	27
France Telecom SA 7.750% due 03/01/11	25	27
8.500% due 03/01/31	100	133
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	98
Inco, Ltd. 7.200% due 09/15/32	250	271
Kowloon Canton Railway Corp. 8.000% due 03/15/10	100	107
Mexico Government International Bond 6.375% due 01/16/13	150	159
6.625% due 03/03/15	100	108
National Gas Co. of Trinidad & Tobago, Ltd. (l)
6.050% due 01/15/36	25	25
Petro-Canada 4.000% due 07/15/13	50	47
5.350% due 07/15/33	25	23
Royal Bank of Scotland Group PLC 5.000% due 11/12/13	50	51
Royal KPN NV 8.000% due 10/01/10	75	80
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	100	107
Scottish Power PLC 5.810% due 03/15/25	100	94
SMBC International Finance NV 8.500% due 06/15/09	70	75
South Africa Government International Bond 7.375% due 04/25/12	50	55
StatoilHydro ASA 7.250% due 09/23/27	50	59
Talisman Energy, Inc. 5.850% due 02/01/37	25	23
Teck Cominco, Ltd. 5.375% due 10/01/15	50	50
Telecom Italia Capital SA 4.000% due 01/15/10	100	98
5.250% due 10/01/15	25	24
6.375% due 11/15/33	100	100
Telefonica Europe BV 7.750% due 09/15/10	125	135
Telefonos de Mexico SAB de CV 4.750% due 01/27/10	100	99
TELUS Corp. 8.000% due 06/01/11	100	109

	Principal Amount ($) or Shares	Market Value $
Thomson Corp. (The) 6.200% due 01/05/12	100	105
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	95
Transocean, Inc. 7.500% due 04/15/31	25	29
Tyco International Group SA 7.000% due 06/15/28	275	310
Vale Overseas, Ltd. 6.250% due 01/23/17	50	51
Vodafone Group PLC 5.625% due 02/27/17	100	100
		4,532
Mortgage-Backed Securities - 56.0%
Banc of America Alternative Loan Trust Series 2006-3 Class 6A1 6.000% due 04/25/36	2,325	2,310
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	247
Banc of America Mortgage Securities, Inc. (Ê) Series 2005-B Class 2A1 4.388% due 03/25/35	319	316
Series 2005-I Class 2A2 4.868% due 10/25/35	3,701	3,679
Series 2005-L Class 2A2 5.234% due 01/25/36	4,372	4,345
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 Class A5 5.617% due 10/15/48	2,500	2,529
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6 Class A2FX 5.207% due 12/15/40	1,000	1,007
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 6.021% due 06/15/38	643	665
Fannie Mae 6.000% due 2009	227	228
6.000% due 2011	6	6
6.000% due 2013	264	271
5.500% due 2014	11	11
6.500% due 2014	380	394
7.500% due 2015	42	42
6.500% due 2016	61	63
5.000% due 2018	1,569	1,573
5.500% due 2018	329	334

Bond Market Fund 11

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
5.500% due 2019	138	140
8.000% due 2023	—	1
5.500% due 2024	1,317	1,333
9.000% due 2025	341	372
9.000% due 2026	3	3
7.500% due 2027	168	180
6.000% due 2028	16	17
6.000% due 2029	5	6
7.000% due 2029	5	5
6.000% due 2030	3	3
7.500% due 2030	5	5
8.000% due 2031	16	17
4.500% due 2033	754	718
6.000% due 2033	577	588
5.500% due 2034	2,104	2,112
4.788% due 2035 (Ê)	1,887	1,891
4.990% due 2036 (Ê)	2,412	2,420
5.135% due 2036 (Ê)	2,620	2,642
5.376% due 2036 (Ê)	2,243	2,265
30 Year TBA (Ï)
5.000%	3,750	3,675
6.000%	3,400	3,455
6.500%	1,000	1,028
Freddie Mac 7.000% due 2009	21	21
9.000% due 2010	12	13
6.000% due 2011	2	2
8.000% due 2011	4	4
7.000% due 2012	73	75
7.000% due 2013	616	636
6.000% due 2016	91	93
7.000% due 2016	135	141
4.500% due 2019	456	450
8.500% due 2025	1	1
7.000% due 2028	548	576
7.500% due 2028	237	253
6.500% due 2029	136	141
7.000% due 2030	4	4
7.000% due 2031	155	162
6.500% due 2032	385	398
6.000% due 2033	180	183
6.500% due 2033	506	522
7.000% due 2033	267	280
5.000% due 2035	2,156	2,118
5.161% due 2035 (Ê)	2,008	2,020
30 Year TBA (Ï)
5.500%	7,100	7,100
6.000%	3,900	3,959
GE Capital Commercial Mortgage Corp. Series 2004-C3 Class A3 4.865% due 07/10/39	2,065	2,053

	Principal Amount ($) or Shares	Market Value $
Ginnie Mae I 8.000% due 2012	107	113
10.000% due 2013	3	4
7.500% due 2022	1	1
7.000% due 2023	120	128
7.500% due 2023	1	2
6.500% due 2024	2	2
7.500% due 2024	48	51
8.500% due 2025	9	10
7.500% due 2027	4	4
6.500% due 2028	27	28
7.000% due 2028	21	22
7.500% due 2028	16	18
8.500% due 2028	19	21
7.500% due 2029	12	12
8.000% due 2029	13	14
8.500% due 2029	1	1
7.500% due 2030	13	15
8.000% due 2030	62	67
7.000% due 2031	193	205
6.500% due 2032	144	149
7.000% due 2032	257	272
7.500% due 2032	9	10
5.000% due 2033	978	973
6.500% due 2033	314	326
30 Year TBA (Ï)
5.500%	1,200	1,216
6.000%	1,000	1,026
Mastr Asset Backed Securities Trust (Ê) Series 2007-HE1 Class A3 4.999% due 05/25/37	315	271
Merrill Lynch Mortgage Trust Series 2003-KEY Class A4 5.236% due 11/12/35	750	744
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852% due 06/12/47	200	197
Residential Accredit Loans, Inc. Series 2006-QS2 Class 1A9 5.500% due 02/25/36	875	871
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class A2 4.039% due 10/15/41	2,000	1,966
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.545% due 03/25/35	333	330
		71,170

Bond Market Fund 12

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States Government Agencies - 5.2%
Fannie Mae 6.125% due 03/15/12	600	651
4.625% due 10/15/14	500	510
Zero coupon due 10/09/19	700	395
Federal Home Loan Bank Discount Notes Series 467 5.250% due 06/18/14	200	211
4.750% due 09/11/15	1,000	1,016
Federal Home Loan Bank System 4.250% due 11/02/10	1,000	1,015
Freddie Mac 4.750% due 12/08/10	1,000	1,028
5.750% due 05/23/11	1,000	1,007
6.750% due 03/15/31	650	805
		6,638
United States Government Treasuries - 17.2%
United States Treasury Notes 3.625% due 10/31/09	12,000	12,125
3.875% due 10/31/12	5,000	5,103
4.250% due 11/15/17	3,500	3,580
5.000% due 05/15/37	1,000	1,098
		21,906
Total Long-Term Investments (cost $143,066)		139,936
Short-Term Investments - 4.6%
Federated Investors Prime Cash Obligations Fund	3,934,888	3,935
United States Treasury Bills (ç)(§)(ÿ) 3.690% due 12/06/07	40	40
4.837% due 01/03/08	1,507	1,503
VTB Capital SA (Ê)(l) 5.511% due 08/01/08	350	347
Total Short-Term Investments (cost $5,825)		5,825
Total Investments - 114.7% (identified cost $148,891)		145,761
Other Assets and Liabilities, Net - (14.7%)		(18,634)
Net Assets - 100.0%		127,127

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury Bonds expiration date 03/08 (36)	4,219	8
United States Treasury 10 Year Notes expiration date 03/08 (48)	5,434	(2)
Short Positions
United States Treasury 2 Year Notes expiration date 03/08 (18)	3,782	—
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		6

See accompanying notes which are an integral part of the schedules of investments.
Bond Market Fund 13

SSgA
Intermediate Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 120.8%
Asset-Backed Securities - 7.6%
Chase Issuance Trust Series 2007-A17 Class A 5.120% due 10/15/14	500	500
Citibank Credit Card Issuance Trust Series 2007-A8 Class A8 5.650% due 09/20/19	500	517
Countrywide Asset-Backed Certificates (Ê) Series 2002-BC2 Class A 5.329% due 04/25/32	341	336
Series 2003-BC3 Class A2 5.409% due 09/25/33	157	154
Series 2007-2 Class M1 5.009% due 02/25/37	205	136
Series 2007-2 Class M2 5.049% due 02/25/37	115	50
Series 2007-2 Class 2A3 4.929% due 08/25/37	270	232
GSAMP Trust (Ê) Series 2004-NC1 Class M1 5.339% due 03/25/34	743	690
Morgan Stanley ABS Capital I (Ê) Series 2006-HE6 Class M2 5.089% due 09/25/36	215	93
Morgan Stanley Home Equity Loans (Ê) Series 2007-1 Class A3 4.929% due 12/25/36	270	232
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-HE1 Class A2C 4.949% due 07/25/36	500	470
Structured Asset Securities Corp. Series 2005-4XS Class 3A4 4.790% due 03/25/35	181	158
		3,568
Corporate Bonds and Notes - 32.3%
Abbott Laboratories 5.600% due 05/15/11	25	26
Aflac, Inc. 6.500% due 04/15/09	17	17
Alcoa, Inc. 7.375% due 08/01/10	55	59
Allstate Corp. (The) 6.125% due 02/15/12	72	76
American Express Co. 5.250% due 09/12/11	75	75
4.875% due 07/15/13	30	29
Ameriprise Financial, Inc. 5.350% due 11/15/10	75	77

	Principal Amount ($) or Shares	Market Value $
Anadarko Petroleum Corp. 5.950% due 09/15/16	50	51
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	100
Apache Corp. 6.250% due 04/15/12	20	21
Arizona Public Service Co. 6.375% due 10/15/11	50	52
AT&T Wireless, Inc. 8.125% due 05/01/12	75	84
AT&T, Inc. 4.125% due 09/15/09	100	99
AvalonBay Communities, Inc. 6.125% due 11/01/12	50	53
Bank of America Corp. 7.400% due 01/15/11	225	243
Bank of America NA 5.300% due 03/15/17	250	243
Bank of New York Mellon Corp. (The) 6.375% due 04/01/12	30	32
Bank One Corp. 5.900% due 11/15/11	35	36
BB&T Corp. 6.500% due 08/01/11	15	16
4.750% due 10/01/12	60	60
Bear Stearns Cos., Inc. (The) 5.300% due 10/30/15	50	46
BellSouth Corp. 6.000% due 10/15/11	50	52
5.200% due 12/15/16	125	124
Berkshire Hathaway Finance Corp. 4.850% due 01/15/15	150	150
Boeing Capital Corp., Ltd. 6.500% due 02/15/12	75	81
Boston Properties, LP 6.250% due 01/15/13	30	31
Bottling Group LLC 5.500% due 04/01/16	100	103
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	50	50
Burlington Northern Santa Fe Corp. 5.650% due 05/01/17	50	50
Campbell Soup Co. 6.750% due 02/15/11	35	38
Capital One Bank 5.750% due 09/15/10	50	50
Capital One Financial Corp. 5.700% due 09/15/11	60	58
Carolina Power & Light Co. 5.250% due 12/15/15	70	70
Caterpillar Financial Services Corp. 4.625% due 06/01/15	100	96

Intermediate Fund 14

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
CenterPoint Energy Resources Corp. 6.150% due 05/01/16	50	51
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	28
Cisco Systems, Inc. 5.500% due 02/22/16	100	102
CIT Group Holdings, Inc. 5.400% due 01/30/16	125	109
CIT Group, Inc. 4.250% due 02/01/10	100	96
Citigroup, Inc. 4.625% due 08/03/10	75	75
6.500% due 01/18/11	125	130
5.500% due 02/15/17	125	122
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	100
Coca-Cola Co. (The) 5.750% due 03/15/11	35	37
Coca-Cola Enterprises, Inc. 4.375% due 09/15/09	15	15
8.500% due 02/01/12	36	41
Comcast Corp. 5.850% due 01/15/10	100	103
6.500% due 01/15/15	50	52
4.950% due 06/15/16	125	118
ConAgra Foods, Inc. 5.819% due 06/15/17	61	62
ConocoPhillips 4.750% due 10/15/12	50	50
Constellation Energy Group, Inc. 6.125% due 09/01/09	80	82
Consumers Energy Co. 5.150% due 02/15/17	50	49
Cooper Industries, Inc. 5.500% due 11/01/09	20	21
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	75	57
COX Communications, Inc. 7.750% due 11/01/10	100	107
5.500% due 10/01/15	75	74
Credit Suisse USA, Inc. 4.875% due 01/15/15	200	195
5.375% due 03/02/16	75	75
CSX Corp. 6.750% due 03/15/11	25	27
CVS Caremark Corp. 5.750% due 06/01/17	50	50
Cytec Industries, Inc. 5.500% due 10/01/10	25	26
Daimler Finance NA LLC 4.875% due 06/15/10	50	50

	Principal Amount ($) or Shares	Market Value $
DCP Midstream LLC 6.875% due 02/01/11	40	42
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	25
Devon Financing Corp. ULC 6.875% due 09/30/11	50	54
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	50	49
Dover Corp. 4.780% due 10/15/15	25	24
DR Horton, Inc. 6.000% due 04/15/11	50	45
DTE Energy Co. Series A 6.650% due 04/15/09	35	36
Duke Energy Corp. 5.625% due 11/30/12	75	78
EI Du Pont de Nemours & Co. 4.125% due 04/30/10	75	75
Electronic Data Systems Corp. 7.125% due 10/15/09	60	62
Eli Lilly & Co. 6.000% due 03/15/12	100	107
Energy East Corp. 6.750% due 06/15/12	55	58
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	25	25
ERP Operating, LP 6.625% due 03/15/12	40	42
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	11
Exelon Corp. 6.750% due 05/01/11	50	52
Exelon Generation Co. LLC 6.950% due 06/15/11	5	5
FedEx Corp. 9.650% due 06/15/12	50	60
Fifth Third Bank Series BKNT 4.750% due 02/01/15	70	67
Fleet National Bank Series BKNT 5.750% due 01/15/09	100	100
Florida Power & Light Co. 4.850% due 02/01/13	50	50
Genentech, Inc. 4.750% due 07/15/15	50	49
General Dynamics Corp. 4.250% due 05/15/13	40	39

Intermediate Fund 15

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
General Electric Capital Corp. Series MTNA 4.125% due 09/01/09	250	250
5.875% due 02/15/12	250	262
6.000% due 06/15/12	300	316
5.400% due 02/15/17	250	255
General Mills, Inc. 6.000% due 02/15/12	25	26
Genworth Financial, Inc. 4.950% due 10/01/15	50	48
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	63
Golden West Financial Corp. 4.750% due 10/01/12	40	40
Goldman Sachs Group, Inc. (The) 6.650% due 05/15/09	50	52
5.700% due 09/01/12	150	154
5.750% due 10/01/16	75	75
5.625% due 01/15/17	50	49
Goodrich Corp. 7.625% due 12/15/12	30	34
Harris Corp. 5.000% due 10/01/15	50	48
Health Care REIT, Inc. 6.200% due 06/01/16	25	25
Hershey Co. (The) 4.850% due 08/15/15	50	48
Hess Corp. 6.650% due 08/15/11	25	27
HJ Heinz Finance Co. 6.625% due 07/15/11	70	75
6.000% due 03/15/12	25	26
Home Depot, Inc. 3.750% due 09/15/09	50	49
Honeywell International, Inc. 7.500% due 03/01/10	50	53
Hospitality Properties Trust 5.125% due 02/15/15	100	96
HSBC Finance Corp. 8.000% due 07/15/10	150	161
5.500% due 01/19/16	250	247
International Business Machines Corp. 4.375% due 06/01/09	50	51
4.750% due 11/29/12	50	51
iStar Financial, Inc. 6.000% due 12/15/10	50	45
Series B 5.950% due 10/15/13	50	43
John Deere Capital Corp. 7.000% due 03/15/12	50	55
JPMorgan Chase & Co. 3.800% due 10/02/09	200	198
5.150% due 10/01/15	100	96

	Principal Amount ($) or Shares	Market Value $
KeyBank NA Series BKNT 7.000% due 02/01/11	100	107
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kimco Realty Corp. 5.783% due 03/15/16	25	25
Kohl's Corp. 6.300% due 03/01/11	10	10
Kraft Foods, Inc. 4.125% due 11/12/09	75	75
6.250% due 06/01/12	75	78
Kroger Co. (The) 5.500% due 02/01/13	75	77
Lehman Brothers Holdings, Inc. 5.478% due 01/12/12 (Ê)	75	72
5.750% due 05/17/13	75	75
5.750% due 01/03/17	75	72
Lowe's Cos., Inc. 8.250% due 06/01/10	30	33
Lubrizol Corp. 5.875% due 12/01/08	50	50
M&I Marshall & Ilsley Bank 5.250% due 09/04/12	45	45
Mack-Cali Realty, LP 7.250% due 03/15/09	50	51
Macys Retail Holdings, Inc. 4.800% due 07/15/09	50	50
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	78
Masco Corp. 5.875% due 07/15/12	25	26
Mellon Funding Corp. 6.375% due 02/15/10	50	52
Merck & Co., Inc. 4.375% due 02/15/13	75	75
Merrill Lynch & Co., Inc. Series MTNC 4.250% due 02/08/10	100	98
MetLife, Inc. 5.375% due 12/15/12	75	78
MGIC Investment Corp. 5.375% due 11/01/15	25	20
Monsanto Co. 7.375% due 08/15/12	10	11
Morgan Stanley 6.750% due 04/15/11	125	131
5.300% due 03/01/13	150	149
Series GMTN 5.543% due 01/09/14	100	95
5.450% due 01/09/17	125	120
National City Bank 4.625% due 05/01/13	135	135

Intermediate Fund 16

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
National Fuel Gas Co. 5.250% due 03/01/13	20	20
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	85	87
Nationwide Financial Services 5.900% due 07/01/12	41	43
News America Holdings, Inc. 9.250% due 02/01/13	60	71
8.000% due 10/17/16	75	86
Nisource Finance Corp. 7.875% due 11/15/10	36	39
Ohio Power Co. Series F 5.500% due 02/15/13	25	25
Oncor Electric Delivery Co. 6.375% due 05/01/12	25	26
Oracle Corp. and Ozark Holding, Inc. 5.250% due 01/15/16	75	75
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	103
Pepco Holdings, Inc. 6.450% due 08/15/12	25	26
Pitney Bowes, Inc. 4.625% due 10/01/12	45	46
PNC Funding Corp. 7.500% due 11/01/09	50	53
Popular North America, Inc. 4.700% due 06/30/09	75	75
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	31
PPL Energy Supply LLC 5.400% due 08/15/14	50	49
Praxair, Inc. 6.375% due 04/01/12	50	54
Principal Life Income Funding Trusts 5.125% due 03/01/11	25	26
Procter & Gamble Co. 4.950% due 08/15/14	50	50
Prologis 5.500% due 03/01/13	50	50
Protective Life Secured Trusts 4.850% due 08/16/10	50	51
PSEG Power LLC 5.500% due 12/01/15	50	49
Public Service Co. of Colorado 7.875% due 10/01/12	90	102
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	49
Qwest Corp. 7.875% due 09/01/11	50	52

	Principal Amount ($) or Shares	Market Value $
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	65
Sempra Energy 7.950% due 03/01/10	55	59
Simon Property Group, LP 7.125% due 02/09/09	20	20
6.100% due 05/01/16	125	126
Southern California Edison Co. 5.000% due 01/15/14	30	30
Spectra Energy Capital LLC 5.668% due 08/15/14	100	102
Sprint Nextel Corp. 6.000% due 12/01/16	50	48
Suntrust Bank Series BKNT 6.375% due 04/01/11	50	52
Swiss Bank Corp. NY 7.000% due 10/15/15	50	57
Textron Financial Corp. (l) 6.000% due 02/15/67	75	68
Thermo Fisher Scientific, Inc. 5.000% due 06/01/15	25	23
Time Warner Cable, Inc. 5.400% due 07/02/12	125	126
Time Warner, Inc. 6.875% due 05/01/12	25	26
5.875% due 11/15/16	75	73
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	100
Unilever Capital Corp. 7.125% due 11/01/10	75	81
Union Pacific Corp. 5.650% due 05/01/17	50	50
United Technologies Corp. 6.100% due 05/15/12	90	95
US Bank NA Series BKNT 6.375% due 08/01/11	100	106
Valero Energy Corp. 6.125% due 06/15/17	50	52
Verizon Communications, Inc. 4.900% due 09/15/15	100	98
Viacom, Inc. 6.250% due 04/30/16	50	51
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	49
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	25	27
Wachovia Corp. 5.625% due 12/15/08	35	35
4.875% due 02/15/14	50	48
5.625% due 10/15/16	100	99

Intermediate Fund 17

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Wal-Mart Stores, Inc. 6.875% due 08/10/09	125	131
5.375% due 04/05/17	125	126
Walt Disney Co. (The) 6.000% due 07/17/17	100	107
Washington Mutual Bank 5.125% due 01/15/15	100	82
Washington Mutual, Inc. 8.250% due 04/01/10	30	30
WellPoint, Inc. 6.375% due 01/15/12	30	31
6.800% due 08/01/12	50	55
Wells Fargo Bank NA 6.450% due 02/01/11	410	434
Western Union Co. (The) Series WI 5.930% due 10/01/16	90	90
Weyerhaeuser Co. 6.750% due 03/15/12	50	53
Wisconsin Energy Corp. 6.500% due 04/01/11	59	62
Wyeth 6.950% due 03/15/11	75	80
Xerox Corp. 6.400% due 03/15/16	70	72
XTO Energy, Inc. 5.000% due 01/31/15	40	39
Yum! Brands, Inc. 6.250% due 04/15/16	50	51
Zions Bancorporation 5.500% due 11/16/15	50	48
		15,213
International Debt - 6.5%
Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	49
America Movil SAB de CV 4.125% due 03/01/09	100	99
Bank of Tokyo-Mitsubishi UFJ, Ltd. 8.400% due 04/15/10	90	99
BHP Finance USA, Ltd. 8.500% due 12/01/12	26	30
British Telecommunications PLC 8.625% due 12/15/10	75	82
Canadian National Railway Co. 4.400% due 03/15/13	50	49
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	56

	Principal Amount ($) or Shares	Market Value $
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	25	25
Deutsche Telekom International Finance BV 8.000% due 06/15/10	10	11
5.250% due 07/22/13	75	75
EnCana Corp. 6.300% due 11/01/11	50	52
Falconbridge, Ltd. 7.350% due 06/05/12	16	18
France Telecom SA 7.750% due 03/01/11	75	82
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	98
HSBC Holdings PLC 7.500% due 07/15/09	150	156
Hydro Quebec Series IF 8.000% due 02/01/13	85	101
Kaupthing Bank Hf (l) 5.750% due 10/04/11	125	119
Korea National Housing Corp. (Ê)(l) 5.745% due 11/22/11	90	90
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	97
Landesbank Baden-Wuerttemberg 5.050% due 12/30/15	200	208
Lloyds TSB Group PLC (ƒ)(l) 6.267% due 12/31/49	105	94
Mexico Government International Bond Series MTNA 5.875% due 01/15/14	100	104
Petrobras International Finance Co. 6.125% due 10/06/16	100	104
Rogers Cable, Inc. 6.250% due 06/15/13	75	78
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	100	100
Royal KPN NV 8.000% due 10/01/10	25	27
SMBC International Finance NV 8.500% due 06/15/09	60	64
South Africa Government International Bond 7.375% due 04/25/12	50	54
Stora Enso OYJ 7.375% due 05/15/11	5	5
Telecom Italia Capital SA 4.000% due 01/15/10	25	25
4.950% due 09/30/14	75	72

Intermediate Fund 18

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telefonica Emisiones SAU 6.421% due 06/20/16	65	69
Telefonos de Mexico SAB de CV 4.750% due 01/27/10	75	75
TELUS Corp. 8.000% due 06/01/11	25	27
Thomson Corp. (The) 6.200% due 01/05/12	100	105
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	47
Tyco International Group SA 6.000% due 11/15/13	100	104
Vale Overseas, Ltd. 6.250% due 01/23/17	75	76
Vodafone Group PLC 7.750% due 02/15/10	75	79
5.625% due 02/27/17	100	100
XL Capital Europe PLC 6.500% due 01/15/12	26	27
		3,042
Mortgage-Backed Securities - 34.4%
Banc of America Mortgage Securities, Inc. (Ê) Series 2005-I Class 2A2 4.868% due 10/25/35	834	829
Bear Stearns Commercial Mortgage Securities Series 2001-TOP Class A2 6.480% due 02/15/35	330	344
Series 2002-TOP Class X2 (l) Interest Only STRIP 0.782% due 10/15/36	4,045	32
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	566	578
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.069% due 04/25/36	662	622
Fannie Mae (Ê) 4.788% due 2035 4.990% due 2036 5.486% due 2036 5.672% due 2036 5.439% due 2037	636 804 804 736 937	637 806 815 747 944
Freddie Mac (Ê) 5.875% due 2011 5.161% due 2035 5.519% due 2036 5.662% due 2037	500 667 777 920	533 671 781 932

	Principal Amount ($) or Shares	Market Value $
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	647	657
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class A2 6.465% due 04/15/34	500	520
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A5 4.883% due 06/10/36	500	499
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A3
6.260% due 03/15/33	291	301
Series 2004-CB8 Class A4 4.404% due 01/12/39	750	710
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2 3.246% due 03/15/29	750	734
Morgan Stanley Capital I Series 2005-HQ6 Class A4A 4.989% due 08/13/42	500	487
TBW Mortgage Backed Pass Through Certificates Series 2007-2 Class A1A 5.965% due 07/25/37	840	843
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class A2 4.260% due 01/15/41	400	396
Wells Fargo Mortgage Backed Securities Trust Series 2006-5 Class 1A1 5.250% due 04/25/36	1,791	1,795
		16,213
United States Government Agencies - 9.0%
Fannie Mae 6.000% due 08/22/16	750	760
Federal Home Loan Bank System 4.250% due 11/02/10	500	507
Freddie Mac 4.375% due 03/01/10	300	304
4.125% due 07/12/10	700	707
5.750% due 05/23/11	750	755
5.450% due 09/02/11	650	657
5.000% due 07/15/14	500	523
		4,213

Intermediate Fund 19

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States Government Treasuries - 31.0%
United States Treasury Notes 3.625% due 10/31/09	2,675	2,703
4.625% due 10/31/11	6,019	6,312
3.875% due 10/31/12	750	766
4.625% due 02/15/17	4,600	4,829
		14,610
Total Long-Term Investments (cost $57,061)		56,859
Short-Term Investments - 8.5%
Fannie Mae 4.400% due 07/28/08	500	500
Federal Home Loan Bank System Series 560 3.875% due 08/22/08	500	498
Federated Investors Prime Cash Obligations Fund	2,024,380	2,024
Freddie Mac 4.250% due 06/23/08	500	499
United States Treasury Bills (ç)(ÿ) 3.693% due 12/06/07 (§)	152	152
4.837% due 01/03/08	220	219
VTB Capital SA (Ê)(l) 5.511% due 08/01/08	125	124
Total Short-Term Investments (cost $4,014)		4,016
Total Investments - 129.3% (identified cost $61,075)		60,875
Other Assets and Liabilities, Net - (29.3%)		(13,786)
Net Assets - 100.0%		47,089

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury 5 Year Notes expiration date 03/08 (42)	4,625	(17)
Short Positions
United States Treasury 2 Year Notes expiration date 03/08 (7)	1,471	—
United States Treasury 10 Year Notes expiration date 03/08 (26)	2,943	2
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(15)

See accompanying notes which are an integral part of the schedules of investments.
Intermediate Fund 20

SSgA
High Yield Bond Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 92.4%
Corporate Bonds and Notes - 69.2%
Actuant Corp. (l) 6.875% due 06/15/17	175	171
Albertsons LLC 7.500% due 02/15/11	100	105
7.450% due 08/01/29	230	219
Allied Waste NA, Inc. 7.250% due 03/15/15	250	249
Allison Transmission (l) 11.250% due 11/01/15	350	320
American Railcar Industries, Inc. 7.500% due 03/01/14	175	166
AmeriGas Partners, LP/AmeriGas Eagle Finance Corp. 7.125% due 05/20/16	400	384
Aramark Corp. 8.500% due 02/01/15	175	176
Arco Chemical Co. 10.250% due 11/01/10	450	481
Baldor Electric Co. 8.625% due 02/15/17	100	103
Cablevision Systems Corp. Series B 8.000% due 04/15/12	200	190
Caesars Entertainment, Inc. 8.125% due 05/15/11	475	470
CCH I Holdings LLC 9.920% due 04/01/14	175	112
11.000% due 10/01/15	300	260
Charter Communications Operating LLC/Charter Communications Operating Capital (l) 8.000% due 04/30/12	60	59
Chesapeake Energy Corp. 6.375% due 06/15/15	300	288
6.250% due 01/15/18	100	94
CII Carbon LLC (l) 11.125% due 11/15/15	175	172
Clear Channel Communications, Inc. 5.500% due 09/15/14	150	120
Constellation Brands, Inc. 8.375% due 12/15/14	175	176
7.250% due 05/15/17 (l)	200	186
Crown Americas LLC/Crown Americas Capital Corp. 7.750% due 11/15/15	175	178
DaVita, Inc. 7.250% due 03/15/15	275	267
Delhaize America, Inc. 9.000% due 04/15/31	92	109

	Principal Amount ($) or Shares	Market Value $
Deluxe Corp. 7.375% due 06/01/15	200	198
Denbury Resources, Inc. 7.500% due 12/15/15	215	218
Echostar DBS Corp. 6.375% due 10/01/11	360	365
Edison Mission Energy 7.000% due 05/15/17	175	168
Energy Future Holdings Corp. (l) 10.875% due 11/01/17	175	171
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. (l) 10.250% due 06/15/15	275	243
Ford Motor Credit Co. LLC 7.000% due 10/01/13	325	284
8.000% due 12/15/16	385	337
Forest Oil Corp. (l) 7.250% due 06/15/19	175	173
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	200	216
Freescale Semiconductor, Inc. 10.125% due 12/15/16	300	257
General Motors Corp. 7.125% due 07/15/13	175	152
8.375% due 07/15/33	250	207
Georgia-Pacific Corp. 8.000% due 01/15/24	300	283
GMAC LLC 5.625% due 05/15/09	220	208
6.750% due 12/01/14	340	280
8.000% due 11/01/31	160	136
Goodyear Tire & Rubber Co. (The) 9.135% due 12/01/09 (Ê)	80	80
8.625% due 12/01/11	52	54
GSC Holdings Corp. 8.000% due 10/01/12	200	208
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co (l) 9.750% due 04/01/17	200	202
HCA, Inc. 9.125% due 11/15/14	230	235
9.250% due 11/15/16	330	342
Health Net, Inc. 6.375% due 06/01/17	400	396
Hertz Corp. 8.875% due 01/01/14	255	255
Host Marriott, LP Series Q 6.750% due 06/01/16	320	318

High Yield Bond Fund 21

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Idearc, Inc. 8.000% due 11/15/16	160	150
Inergy, LP/Inergy Finance Corp. 8.250% due 03/01/16	175	181
ION Media Networks, Inc. (Ê)(l) 11.493% due 01/15/13	175	174
L-3 Communications Corp. 7.625% due 06/15/12	290	298
LBI Media, Inc. (l) 8.500% due 08/01/17	175	169
Local TV Finance LLC (l) 9.250% due 06/15/15	200	189
MarkWest Energy Partners, LP/ MarkWest Energy Finance Corp. Series B 8.500% due 07/15/16	400	401
MGM Mirage 6.750% due 09/01/12	225	218
Midwest Generation LLC Series B 8.560% due 01/02/16	238	254
Mohegan Tribal Gaming Authority 6.875% due 02/15/15	400	370
Momentive Performance Materials, Inc. (l) 11.500% due 12/01/16	175	155
Mosaic Co. (The) (l) 7.375% due 12/01/14	165	174
7.625% due 12/01/16	80	86
Neiman-Marcus Group, Inc. 9.000% due 10/15/15	325	338
Nevada Power Co. Series O 6.500% due 05/15/18	300	311
NRG Energy, Inc. 7.375% due 02/01/16	240	235
7.375% due 01/15/17	330	323
NTK Holdings, Inc. 10.750% due 03/01/14	410	242
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	110	114
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (l) 10.625% due 04/01/17	350	308
Plains Exploration & Production Co. 7.000% due 03/15/17	200	190
Pokagon Gaming Authority (l) 10.375% due 06/15/14	200	214
Qwest Communications International, Inc. Series B 7.500% due 02/15/14	445	442
RBS Global, Inc. and Rexnord Corp. 11.750% due 08/01/16	200	200

	Principal Amount ($) or Shares	Market Value $
Realogy Corp. (l) 11.000% due 04/15/14	200	140
RH Donnelley Corp. Series A-2 6.875% due 01/15/13	125	114
8.875% due 10/15/17 (l)	350	331
Rockwood Specialties Group, Inc. 7.500% due 11/15/14	300	297
Roseton/Danskammer Series B 7.670% due 11/08/16	250	246
Ryerson, Inc. (l) 12.000% due 11/01/15	70	69
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC (Ê)(l) 8.194% due 03/15/14	400	384
Service Corp. International 6.750% due 04/01/15	200	194
Shingle Springs Tribal Gaming Authority (l) 9.375% due 06/15/15	350	343
Smithfield Foods, Inc. 7.750% due 07/01/17	175	170
Snoqualmie Entertainment Authority (l) 9.125% due 02/01/15	240	231
Stater Brothers Holdings 7.750% due 04/15/15	200	194
Steel Dynamics, Inc. (l) 6.750% due 04/01/15	200	191
Suburban Propane Partners, LP/ Suburban Energy Finance Corp. 6.875% due 12/15/13	300	289
Sungard Data Systems, Inc. 9.125% due 08/15/13	375	382
Superior Essex Communications LLC/ Essex Group, Inc. 9.000% due 04/15/12	175	169
Tenneco, Inc. 8.625% due 11/15/14	210	209
TL Acquisitions, Inc. (l) 10.500% due 01/15/15	175	171
Trimas Corp. 9.875% due 06/15/12	350	345
Universal Hospital Services, Inc. (l) 8.500% due 06/01/15	200	200
Varietal Distribution Merger Sub, Inc. (l) 10.250% due 07/15/15	350	331
Warner Chilcott Corp. 8.750% due 02/01/15	150	155
Williams Cos., Inc. 8.750% due 03/15/32	200	241

High Yield Bond Fund 22

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Windstream Corp. 8.625% due 08/01/16	325	337
Xerox Capital Trust I 8.000% due 02/01/27	325	325
		22,835
International Debt - 12.0%
Avago Technologies Finance 10.125% due 12/01/13	240	253
Basell AF SCA (l) 8.375% due 08/15/15	360	303
Baytex Energy, Ltd. 9.625% due 07/15/10	230	238
Bombardier, Inc. (l) 6.300% due 05/01/14	400	392
Digicel Group, Ltd. (l) 8.875% due 01/15/15	225	201
Galaxy Entertainment Finance Co., Ltd. (l) 9.875% due 12/15/12	275	289
Intelsat Bermuda, Ltd. 9.250% due 06/15/16	200	204
11.250% due 06/15/16	350	362
Intelsat Subsidiary Holding Co., Ltd. 8.250% due 01/15/13	220	222
Quebecor Media, Inc. (l) 7.750% due 03/15/16	175	163
Quebecor World, Inc. (l) 9.750% due 01/15/15	225	179
Rogers Wireless, Inc. 8.000% due 12/15/12	425	443
Royal Caribbean Cruises, Ltd. 7.000% due 06/15/13	300	299
Vitro SAB de CV 9.125% due 02/01/17	440	410
		3,958
Loan Agreements - 11.1%
Aramark Corp. (ß) 7.198% due 08/08/13	325	305
7.198% due 01/26/14	25	24
AX Acquisition Corp. (ß) Zero coupon due 08/15/14	175	170
Bausch & Lomb, Inc. 8.268% due 04/11/15 (ß)	315	313
9.875% due 11/01/15 (ß)	150	152
Community Health Systems, Inc. (ß) 8.875% due 07/15/15	350	353
DJ Orthopedics, LLC (ß) 7.868% due 04/15/14	350	344

	Principal Amount ($) or Shares	Market Value $
First Data Corp. (ß) 7.960% due 09/24/14	350	331
Hawker Beechcraft, Inc. (ß) 6.809% due 03/26/14	27	26
Hawker Beechcraft, Inc., Term Loan B (ß) 7.198% due 03/26/14	323	310
Idearc, Inc. (ß) 7.200% due 11/17/14	349	333
Novelis, Inc. (ß) 7.200% due 06/30/13	349	330
Texas Competitive Electric Holdings Co. LLC (ß) 8.396% due 10/10/14	350	342
Univision Communications, Inc. (ß) Zero coupon due 09/15/14	350	321
		3,654
Total Long-Term Investments (cost $31,419)		30,447
Common Stocks - 0.6%
Consumer Discretionary - 0.3%
Inergy, LP	3,100	100
Utilities - 0.3%
Suburban Propane Partners, LP	2,400	102
Total Common Stocks (cost $215)		202
Preferred Stocks - 0.4%
Industrials - 0.4%
Freeport-McMoRan Copper & Gold, Inc. (Æ)	1,000	146
Total Preferred Stocks (cost $102)		146
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio Holdings, Inc. 2010 Warrants	400	1
Total Warrants & Rights (cost $81)		1

High Yield Bond Fund 23

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.6%
Alpine Securitzation (ç)(ÿ) 4.700% due 12/04/07	250	250
Federated Investors Prime Cash Obligations Fund	171,795	172
Regency Markets No. 1 LLC (ç)(ÿ) 4.750% due 12/11/07	1,250	1,248
Three Pillars Funding Corp. (ç)(ÿ) 4.740% due 12/07/07	500	500
Total Short-Term Investments (cost $2,170)		2,170
Total Investments - 99.9% (identified cost $33,987)		32,966
Other Assets and Liabilities, Net - 0.1%		44
Net Assets - 100.0%		33,010

See accompanying notes which are an integral part of the schedules of investments.
High Yield Bond Fund 24

SSgA

Fixed Income Funds

Notes to Schedules of Investments — November 30, 2007 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CDO - Collateralized Debt Obligation

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments 25

SSgA

Fixed Income Funds

Notes to Quarterly Report — November 30, 2007 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of November 30, 2007. This Quarterly Report reports on four Funds, the SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003 the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on the exchange on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board including a "qualified broker quote." A qualified broker quote is a price that originates from the trading desk of a broker-dealer that is actively trading in the applicable security. At November 30, 2007, 7.0% of net assets and 0.7% of net assets of the Yield Plus Fund and Bond Market Fund, respectively, were priced using a qualified broker quote.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board. Certain securities, as of November 30, 2007 were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their net asset value ("NAV") when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the SSgA Funds determine that a market quotation is unreliable. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may

Notes to Quarterly Report
26

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. During the period covered by this report, certain of the fixed income markets in which the Funds invest experienced less liquidity than in prior periods, which affected the reliability of market quotations for certain fixed income securities. As a result, a higher percentage of the Funds portfolios were priced using fair value procedures than in prior periods.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

As of November 30, 2007, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$64,806,072	$148,974,012	$61,112,749	$34,001,033
Gross Tax Unrealized Appreciation	942,982	1,535,107	736,535	244,114
Gross Tax Unrealized Depreciation	(6,355,717)	(4,748,163)	(973,786)	(1,278,925)
Net Tax Unrealized Appreciation (Depreciation)	$(5,412,735)	$(3,213,056)	$(237,251)	$(1,034,811)

Forward Commitments/Mortgage Dollar Rolls

The Bond Market Fund, Intermediate Fund, and High Yield Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Loan Agreements

The High Yield Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender

Notes to Quarterly Report
27

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the fiscal year ended November 30, 2007, there were no unfunded loan commitments in the High Yield Bond Fund.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

•  Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

•  Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

Notes to Quarterly Report
28

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

•  Written Options Contracts

Fund transactions in written options contracts for the period ended November 30, 2007 were as follows:

	Bond Market		Intermediate
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at August 31, 2007	-	$-	-	$-
Written	350	64,768	70	12,954
Closed	-	-	-	-
Expired	(350)	(64,768)	(70)	(12,954)
Outstanding at November 30, 2007	-	$-	-	$-

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of November 30, 2007, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2007, the Funds did not invest any of their cash reserves in the SSgA Prime Money Market Fund.

Notes to Quarterly Report
29

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

5.  Illiquid or Restricted Securities

Each Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Funds have valued the securities. Certain restricted securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of November 30, 2007, the following illiquid securities were held by the Funds:

Illiquid Securities

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
High Yield Bond Fund - 11.1%
Aramark Corp.	07/31/07	324,624	95.05	309	305
Aramark Corp.	07/31/07	25,376	95.00	24	24
AX Acquisition Corp.	09/14/07	175,000	96.25	169	170
Bausch & Lomb, Inc.	10/16/07	150,000	99.75	150	152
Bausch & Lomb, Inc.	10/22/07	250,000	99.75	249	248
Bausch & Lomb, Inc.	10/22/07	65,000	99.75	65	65
Community Health Systems, Inc.	07/12/07	350,000	101.00	355	353
DJ Orthopedic	11/13/07	350,000	99.00	347	344
First Data Corp.	09/27/07	350,000	96.08	336	331
Hawker Beechcraft, Inc.	07/31/07	27,368	95.30	26	26
Hawker Beechcraft Inc., Term Loan B	07/31/07	322,632	95.30	307	310
Idearc, Inc.	08/16/07	349,121	97.13	339	333
Novelis Inc.	09/07/07	349,125	97.25	340	330
Texas Competitive Electric Holdings Co. LLC	10/24/07	350,000	100.00	349	342
Univision Communications	09/12/07	350,000	93.13	327	321
					3,654

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of November 30, 2007:

Restricted Securities

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Yield Plus Fund - 6.8%
Credit Suisse First Boston Mortgage Securities Corp.	09/15/03	103,620,103	0.52	543	1,199
GE Business Loan Trust	06/03/04	2,005,394	100.00	2,005	2,004
Morgan Stanley Capital I	09/17/03	31,243,518	1.65	515	801
					4,004
Bond Market Fund - 0.6%
AXA Equitable Life Insurance Co.	11/06/98	115,000	103.82	119	132
National Gas Co. of Trinidad & Tobago, Ltd.	10/25/06	25,000	96.60	24	25
Textron Financial Corp.	02/01/07	300,000	99.44	298	271
VTB Capital SA	10/27/06	350,000	100.00	350	347
					775
Intermediate Fund - 1.1%
Bear Stearns Commercial Mortgage Securities	03/08/02	4,045,412	0.81	33	32
Kaupthing Bank Hf	09/27/06	125,000	99.63	125	119
Korea National Housing Corp.	11/15/06	90,000	99.93	90	90

Notes to Quarterly Report
30

SSgA

Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

Fund - % of Net Assets Securities	Acquistion	Principal Amount ($) Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
Lloyds TSB Group PLC	11/06/06	105,000	100.00	105	94
Textron Financial Corp.	02/01/07	75,000	99.44	75	68
VTB Capital SA	10/27/06	125,000	100.00	125	124
					527
High Yield Bond Fund - 21.5%
Actuant Corp.	06/06/07	175,000	99.62	174	171
Allison Transmission	10/12/07	350,000	100.00	350	320
Basell AF SCA	01/04/06	360,000	100.43	362	303
Bombardier, Inc.	03/27/07	400,000	95.49	382	392
Charter Communications Operating LLC/Charter Communications Operating Capital	05/18/05	60,000	97.90	59	59
CII Carbon LLC	11/01/07	175,000	100.00	175	172
Constellation Brands, Inc.	05/09/07	200,000	100.00	200	186
Digicel Group, Ltd.	02/22/07	225,000	99.21	223	201
Energy Future Holdings Corp.	10/24/07	175,000	100.00	175	171
Fontainebleau Las Vegas Holdings LLC/ Fontainebleau Las Vegas Capital Corp.	05/24/07	275,000	95.36	262	243
Forest Oil Corp.	06/01/07	175,000	100.00	175	173
Galaxy Entertainment Finance Co., Ltd.	06/02/06	275,000	104.91	289	289
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co	03/16/07	200,000	100.00	200	202
ION Media Networks, Inc.	10/17/07	175,000	102.21	179	174
LBI Media, Inc.	07/18/07	175,000	98.39	172	169
Local TV Finance LLC	05/02/07	200,000	100.00	200	189
Momentive Performance Materials, Inc.	10/18/07	175,000	98.26	172	155
Mosaic Co. (The)	11/16/06	165,000	100.00	165	174
Mosaic Co. (The)	11/16/06	80,000	100.00	80	86
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	03/22/07	350,000	98.18	344	308
Pokagon Gaming Authority	04/17/07	200,000	110.98	222	214
Quebecor Media, Inc.	09/26/07	175,000	93.83	164	163
Quebecor World, Inc.	01/24/07	225,000	105.59	238	179
Realogy Corp.	04/05/07	200,000	98.88	198	140
RH Donnelley Corp.	09/19/07	350,000	100.00	350	331
Ryerson, Inc.	10/03/07	70,000	100.00	70	69
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC	02/27/07	400,000	100.00	400	384
Shingle Springs Tribal Gaming Authority	06/22/07	350,000	100.78	353	343
Snoqualmie Entertainment Authority	01/23/07	240,000	100.00	240	231
Steel Dynamics, Inc.	03/28/07	200,000	100.00	200	191
TL Acquisitions, Inc.	06/22/07	175,000	98.77	173	171
Universal Hospital Services, Inc.	05/22/07	200,000	100.00	200	200
Varietal Distribution Merger Sub, Inc.	06/26/07	350,000	99.38	348	331
					7,084

Notes to Quarterly Report
31

SSgA

Fixed Income Funds

Shareholder Requests for Additional Information — November 30, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv)at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
32

FIQR-11/07

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

International Growth Opportunities Fund

Quarterly Report

November 30, 2007

SSgA Funds

International Equity Funds

Quarterly Report

November 30, 2007 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Emerging Markets Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 89.7%
Argentina - 0.5%
Banco Patagonia SA (Æ)	320,516	7,670
Empresa Distribuidora Y Comercializadora Norte - ADR (Æ)(Ñ)	153,116	3,456
Grupo Clarin Class B (Æ)(l)	481,399	8,944
		20,070
Bermuda - 0.9%
Credicorp, Ltd. (Ñ)	313,646	22,328
Dufry South America, Ltd. (Æ)	339,711	9,807
Nine Dragons Paper Holdings, Ltd. (Ñ)	2,492,000	6,286
Samling Global, Ltd.	412,000	104
		38,525
Brazil - 12.9%
Acucar Guarani SA (Æ)	732,748	3,965
Agra Empreendimentos Imobiliarios SA (Æ)	1,373,027	9,803
Agrenco Ltd. (Æ)	1,509,092	5,143
All America Latina Logistica SA	412,060	5,392
Amil Participacoes SA (Æ)	954,864	8,362
Anhanguera Educacional Participacoes SA (Æ)	483,401	9,168
Bolsa de Mercadorias e Futuros	447,699	6,093
Cia Vale do Rio Doce - ADR	4,113,066	142,230
Construtora Tenda SA (Æ)	1,055,689	5,388
Equatorial Energia SA	496,673	4,835
Estacio Participacoes SA (Æ)	522,808	4,943
Ez Tec Empreendimentos e Participacoes SA (Æ)	1,282,188	6,509
Fertilizantes Heringer SA (Æ)	619,545	5,868
General Shopping Brasil SA (Æ)	1,386,459	13,140
Gerdau SA - ADR (Ñ)	498,823	14,022
Global Village Telecom Holding SA (Æ)	435,399	9,156
Klabin Segall SA	659,350	5,149
Kroton Educacional SA (Æ)	74,418	1,312
Log-in Logistica Intermodal SA (Æ)	820,051	5,498
Lojas Renner SA	558,330	13,081
LPS Brasil Consultoria de Imoveis SA (Æ)	427,639	6,655
Marfrig Frigorificos e Comercio de Alimentos SA (Æ)	598,616	5,343
Medial Saude SA (Æ)	378,621	4,731
MMX Mineracao e Metalicos SA (Æ)	50,550	22,417
MRV Engenharia e Participacoes SA (Æ)	235,227	5,734
Multiplan Empreendimentos Imobiliarios SA (Æ)	493,499	6,706
Odontoprev SA	188,131	5,226
PDG Realty SA Empreendimentos e Participacoes	1,430,669	20,909
Petroleo Brasileiro SA - ADR	1,695,429	143,126

	Principal Amount ($) or Shares	Market Value $
Porto Seguro SA	196,423	7,451
Redecard SA	742,448	13,518
Tecnisa SA	981,744	6,572
Tele Norte Leste Participacoes SA	224,013	7,398
Tractebel Energia SA	460,400	5,714
Usinas Siderurgicas de Minas Gerais SA	332,550	17,994
		558,551
Cayman Islands - 1.6%
China Mengniu Dairy Co., Ltd.	3,800,000	13,657
Country Garden Holdings Co., Ltd. (Æ)	8,660,000	10,827
New Oriental Education & Technology Group - ADR (Æ)	57,700	4,620
Parkson Retail Group, Ltd. (Ñ)	791,000	8,393
Tencent Holdings, Ltd. (Ñ)	1,643,000	12,355
Xinao Gas Holdings, Ltd. (Ñ)	3,274,000	6,115
Yingli Green Energy Holding Co., Ltd. - ADR (Æ)(Ñ)	464,600	12,363
		68,330
China - 9.7%
Angang Steel Co., Ltd. Class H (Ñ)	4,082,679	12,754
Bank of China, Ltd. (Ñ)	9,888,000	5,177
China Coal Energy Co. (Ñ)	5,174,000	16,543
China Communications Construction Co., Ltd. Class H (Ñ)	8,546,824	24,949
China Construction Bank Corp. Class H (Ñ)	29,528,000	28,563
China COSCO Holdings Co., Ltd. Class H	4,880,500	18,330
China Life Insurance Co., Ltd. Class H (Ñ)	9,209,000	50,447
China Merchants Bank Co., Ltd.	2,954,000	13,709
China Molybdenum Co., Ltd. Class H (Æ)	2,665,000	5,981
China Petroleum & Chemical Corp. Class H (Ñ)	25,935,000	39,450
China Shenhua Energy Co., Ltd. (Ñ)	2,692,800	16,010
China Shipping Container Lines Co., Ltd. Class H (Ñ)	10,737,500	9,821
China Shipping Development Co., Ltd. Class H (Ñ)	5,438,000	14,886
China Telecom Corp., Ltd. Class H (Ñ)	8,678,000	6,935
Guangzhou R&F Properties Co., Ltd. (Ñ)	4,045,600	17,277
Harbin Power Equipment Class H	4,706,000	15,886
Industrial & Commercial Bank of China (Ñ)	25,147,000	20,037
Jiangxi Copper Co., Ltd. Class H (Ñ)	4,583,000	12,169
PetroChina Co., Ltd. Class H (Ñ)	23,744,000	45,550
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	2,609,000	29,001

Emerging Markets Fund 3

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Shenzhen Chiwan Wharf Holdings, Ltd. Class B	45	—	±
Sinopec Shanghai Petrochemical Co., Ltd. Class H (Ñ)	8,510,000	5,338
Zijin Mining Group Co., Ltd. Class H (Ñ)	6,127,000	8,926
		417,739
Egypt - 1.3%
Egyptian Financial Group-Hermes Holding	1,164,247	12,110
El Sewedy Cables Holding Co. (Æ)	427,489	8,743
Orascom Construction Industries	197,826	18,037
Orascom Hotels & Development (Æ)	319,211	4,443
Orascom Telecom Holding SAE	421,158	6,401
Orascom Telecom Holding SAE - GDR (l)	34,800	2,714
Telecom Egypt	1,381,166	4,915
		57,363
Hong Kong - 5.0%
Beijing Enterprises Holdings, Ltd.	1,082,000	5,457
China Everbright, Ltd. (Æ)(Ñ)	2,150,000	7,069
China Mobile, Ltd. (Ñ)	7,085,700	129,224
China Overseas Land & Investment, Ltd. (Ñ)	9,060,000	20,589
China Resources Enterprise (Ñ)	1,176,000	4,968
China Resources Power Holdings Co.	4,014,000	13,819
CNOOC, Ltd. (Ñ)	15,779,500	29,096
Shenzhen Investment, Ltd. (Ñ)	5,658,000	4,322
		214,544
Hungary - 1.7%
Magyar Telekom Telecommunications PLC	742,977	3,872
MOL Hungarian Oil and Gas NyRt	180,842	25,995
OTP Bank Nyrt	810,748	39,969
Richter Gedeon Nyrt	21,130	4,701
		74,537
India - 1.2%
Aditya Birla Nuvo, Ltd.	70,885	2,799
Bharat Heavy Electricals, Ltd.	51,340	3,486
Firstsource Solutions, Ltd. (Æ)	244,242	405
Housing Development Finance Corp.	23,465	1,652
ICICI Bank, Ltd.	56,835	1,689
ICICI Bank, Ltd. - ADR	72,700	4,399
Idea Cellular, Ltd. (Æ)	637,437	1,972
Infosys Technologies, Ltd.	100,174	4,048
Larsen & Toubro, Ltd.	71,198	7,414
Mundra Port And Special Economic Zone, Ltd. (Æ)	103,733	2,413
Power Grid Corp. of India, Ltd. (Æ)	1,249,947	4,666

	Principal Amount ($) or Shares	Market Value $
Reliance Communications, Ltd.	188,009	3,201
Reliance Industries, Ltd.	88,200	6,348
Suzlon Energy, Ltd.	106,750	5,107
Tata Consultancy Services, Ltd.	32,182	824
		50,423
Indonesia - 2.8%
Aneka Tambang Tbk PT	43,707,500	21,941
Bank Central Asia Tbk PT	8,411,500	6,402
Bank Mandiri Persero Tbk PT	15,909,000	6,060
Bank Rakyat Indonesia	18,258,500	15,268
Berlian Laju Tanker Tbk PT	46,458,000	10,753
Kalbe Farma Tbk PT	8,165,000	1,066
Perusahaan Gas Negara PT	1,474,500	2,672
PT Astra International Tbk	9,301,120	24,914
Tambang Batubara Bukit Asam Tbk PT	1,003,000	1,303
Telekomunikasi Indonesia Tbk PT	21,988,000	23,803
United Tractors Tbk PT	6,205,000	7,484
		121,666
Ireland - 0.2%
Dragon Oil PLC (Æ)	1,095,283	7,224
Israel - 1.3%
Bank Hapoalim BM	641,652	3,226
Bank Leumi Le-Israel BM	730,389	3,402
Elbit Systems, Ltd.	93,982	5,330
Israel Chemicals, Ltd.	859,758	9,173
Makhteshim-Agan Industries, Ltd. (Æ)	722,707	6,164
Ormat Industries	255,735	4,172
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	506,657	22,612
		54,079
Luxembourg - 0.2%
Evraz Group SA - GDR	100,105	7,318
Malaysia - 0.7%
Bumiputra-Commerce Holdings BHD	2,146,900	6,853
Digi.Com BHD	176,300	1,358
Genting BHD	947,200	2,248
IJM Corp. BHD	857,300	2,121
IOI Corp. BHD (Æ)	3,433,390	6,912
Kuala Lumpur Kepong BHD	499,300	2,351
Malayan Banking BHD	486,700	1,649
Resorts World BHD	805,845	913
SP Setia BHD	840,600	1,920
Telekom Malaysia BHD	549,000	1,763
UEM World BHD	1,343,000	1,501
		29,589

Emerging Markets Fund 4

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mexico - 2.7%
America Movil SAB de CV	6,429,100	19,775
America Movil SAB de CV Series L - ADR	360,865	22,251
Banco Compartamos SA de CV (Æ)	755,900	3,374
Cemex SAB de CV - ADR (Æ)(Ñ)	285,589	8,171
Controladora Comercial Mexicana SAB de CV	1,402,500	3,814
Corp. GEO SAB de CV (Æ)(Ñ)	814,300	2,313
Desarrolladora Homex SAB de CV - ADR (Æ)(Ñ)	32,500	1,598
Empresas ICA SAB de CV - ADR (Æ)(Ñ)	195,100	4,610
Financiera Independencia SAB de CV (Æ)	1,711,700	3,278
Grupo Aeroportuario del Pacifico SA de CV - ADR (Ñ)	124,823	5,733
Grupo Famsa SAB de CV Class A (Æ)(Ñ)	1,029,400	4,220
Grupo Mexico SAB de CV	1,882,587	13,186
Grupo Televisa SA - ADR (Ñ)	174,949	4,229
Megacable Holdings SAB de CV (Æ)	1,402,400	4,629
Mexichem SAB de CV (Ñ)	1,103,000	4,085
Telefonos de Mexico SAB de CV Series L (Ñ)	96,256	3,587
Wal-Mart de Mexico SAB de CV	2,262,550	8,181
		117,034
Netherlands - 0.1%
X 5 Retail Group NV - GDR (Æ)	101,903	3,197
Nigeria - 0.1%
Guaranty Trust Bank - GDR (Æ)(l)	525,700	5,888
Pakistan - 1.7%
Bank Alfalah, Ltd. (Æ)	5,812,000	5,015
Engro Chemical Pakistan, Ltd.	1,446,700	6,537
MCB Bank, Ltd.	2,298,535	13,996
National Bank of Pakistan	2,230,264	8,885
Nishat Mills, Ltd.	2,870,000	5,311
Oil & Gas Development Co., Ltd.	5,162,300	10,189
Pakistan Petroleum, Ltd.	1,242,450	5,103
Pakistan State Oil Co., Ltd.	1,374,500	9,644
Pakistan Telecommunication Co., Ltd.	11,068,455	8,032
		72,712
Peru - 0.5%
Cia de Minas Buenaventura SA - ADR (Ñ)	410,100	22,896
Philippines - 1.2%
Ayala Corp.	449,384	5,899

	Principal Amount ($) or Shares	Market Value $
Ayala Land, Inc.	38,336,325	13,822
Filinvest Land, Inc. (Æ)	25,938,000	913
Megaworld Corp.	40,279,100	3,747
Philippine Long Distance Telephone Co. - ADR (Ñ)	405,107	29,423
		53,804
Poland - 1.2%
Bank BPH SA	7,811	2,958
Bank Pekao SA	41,494	4,132
Bank Zachodni WBK SA	24,587	2,317
BRE Bank SA (Æ)	8,001	1,598
Getin Holding SA (Æ)	463,924	2,709
Globe Trade Centre SA (Æ)	255,596	4,806
Grupa Kety SA	20,283	1,308
KGHM Polska Miedz SA	119,881	5,447
Polski Koncern Naftowy Orlen (Æ)	320,146	6,798
Polskie Gornictwo Naftowe I Gazownictwo SA	2,114,577	4,621
Powszechna Kasa Oszczednosci Bank Polski SA	477,765	9,686
Telekomunikacja Polska SA	413,531	3,703
TVN SA	282,885	2,868
		52,951
Russia - 8.1%
Chelyabinsk Pipe Works (Æ)	236,395	1,064
Comstar United Telesystems - GDR	428,353	4,798
Gazprom OAO - ADR (Ñ)	2,443,141	128,753
Gazpromneft OAO - ADR	76,450	2,026
LSR Group OJSC - GDR (Æ)(l)	337,865	4,510
LUKOIL - ADR	512,823	43,898
Magnit OAO (Æ)	16,574	774
Mechel - ADR (Ñ)	90,000	8,188
MMC Norilsk Nickel - ADR	117,900	34,309
Mobile Telesystems OJSC - ADR	144,868	13,139
Novolipetsk Steel - GDR	97,839	3,904
OGK-5 OJSC Class 5	4,588,038	805
Open Investments (Æ)	3,332	946
Pharmstandard - GDR (Æ)	80,377	1,897
Rosneft Oil Co.	549,865	4,982
Sberbank	9,224,345	38,915
Sistema JSFC - GDR	103,967	4,113
Sistema-Hals - GDR (Æ)(l)	172,540	1,536
Surgutneftegaz - ADR (Ñ)	105,249	6,062
Tatneft - GDR	30,300	3,683
TMK OAO - GDR	75,950	3,293
Unified Energy System (Æ)	10,285,590	12,806
Vimpel-Communications - ADR	714,227	23,998
Wimm-Bill-Dann Foods OJSC	39,111	3,254
Wimm-Bill-Dann Foods OJSC - ADR (Ñ)	4,011	460
		352,113

Emerging Markets Fund 5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Singapore - 0.1%
Yangzijiang Shipbuilding Holdings, Ltd. (Æ)(Ñ)	4,439,641	6,121
South Africa - 6.8%
African Bank Investments, Ltd. (Ñ)	1,049,628	5,375
African Rainbow Minerals, Ltd.	278,281	6,087
Anglo Platinum, Ltd.	78,091	11,112
ArcelorMittal South Africa, Ltd.	683,984	13,869
Aveng, Ltd. (Ñ)	984,303	8,357
Barloworld, Ltd.	400,103	6,692
Discovery Holdings, Ltd.	241,394	988
Exxaro Resources, Ltd.	469,365	7,158
FirstRand, Ltd.	4,300,287	13,553
Grindrod, Ltd.	1,383,153	4,963
Impala Platinum Holdings, Ltd.	746,215	25,893
Kumba Iron Ore, Ltd.	380,382	15,069
Massmart Holdings, Ltd.	477,336	5,071
Metropolitan Holdings, Ltd.	1,993,452	4,389
MTN Group, Ltd.	2,123,368	42,771
Murray & Roberts Holdings, Ltd.	775,378	10,954
Pretoria Portland Cement Co., Ltd.	901,104	5,985
Sanlam, Ltd.	2,997,847	10,255
Sasol, Ltd.	840,236	42,366
Shoprite Holdings, Ltd.	1,259,244	7,424
Standard Bank Group, Ltd.	1,688,506	25,975
Telkom SA, Ltd.	413,713	8,824
Tiger Brands, Ltd.	177,463	4,716
Truworths International, Ltd.	1,714,855	7,211
		295,057
South Korea - 14.5%
Daelim Industrial Co.	102,161	18,076
Dongbu Insurance Co., Ltd.	236,240	12,037
GS Engineering & Construction Corp.	67,160	11,879
Hana Financial Group, Inc.	223,525	10,561
Hanjin Heavy Industries & Const Holdings Co., Ltd.	25,976	1,194
Hanjin Heavy Industries & Construction Co., Ltd. (Æ)	89,961	7,570
Hyundai Department Store Co., Ltd.	93,701	11,507
Hyundai Development Co.	153,556	13,805
Hyundai Heavy Industries	36,204	18,608
Hyundai Mipo Dockyard	80,767	28,182
Hyundai Mobis	108,448	10,199
Hyundai Motor Co. (Ñ)	150,708	11,379
Hyundai Steel Co. (Ñ)	117,723	10,025
Industrial Bank of Korea (Ñ)	328,210	5,738
Kookmin Bank	421,024	30,595
Korea Investment Holdings Co., Ltd.	182,670	14,447
Korea Kumho Petrochemical (Ñ)	88,818	6,690

	Principal Amount ($) or Shares	Market Value $
Korea Zinc Co., Ltd.	16,832	2,483
Korean Air Lines Co., Ltd.	102,703	8,789
KT&G Corp.	324,896	27,162
LG Chem, Ltd.	168,451	18,030
LG Electronics, Inc. (Ñ)	257,119	26,847
LG Fashion Corp.	98,670	3,438
LG Household & Health Care, Ltd.	1,754	375
LS Cable, Ltd.	112,880	12,965
NHN Corp. (Æ)(Ñ)	86,556	24,710
POSCO (Ñ)	98,369	62,469
Pusan Bank	425,450	6,675
Samsung Electronics Co., Ltd. (Ñ)	133,937	82,483
Samsung Engineering Co., Ltd.	61,468	7,110
Samsung Fire & Marine Insurance Co., Ltd.	18,565	4,636
Samsung Heavy Industries Co., Ltd.	125,050	5,780
Samsung Techwin Co., Ltd. (Ñ)	167,332	8,397
Shinhan Financial Group Co., Ltd.	422,530	23,133
Shinsegae Co., Ltd.	12,792	10,123
SK Energy Co., Ltd. (Æ)	149,916	31,007
SK Holdings Co., Ltd.	60,201	14,159
SK Telecom Co., Ltd.	57,807	15,552
STX Engine Co., Ltd.	38,790	3,848
Woori Finance Holdings Co., Ltd.	298,690	5,771
		628,434
Sri Lanka - 0.3%
Dialog Telekom, Ltd.	56,711,403	11,165
Taiwan - 5.2%
Acer, Inc.	900,306	1,905
Asia Cement Corp.	3,814,560	5,577
Asustek Computer, Inc.	1,997,891	6,255
AU Optronics Corp.	5,492,862	10,741
Catcher Technology Co., Ltd.	577,534	3,566
Cathay Financial Holding Co., Ltd.	5,668,057	12,772
China Steel Corp.	9,563,873	12,578
Chunghwa Telecom Co., Ltd. (Æ)	3,663,308	7,305
Compal Electronics, Inc.	3,529,000	4,085
Delta Electronics, Inc.	2,082,537	7,198
Far Eastern Textile Co., Ltd.	4,851,178	5,911
First Financial Holding Co., Ltd.	5,189,989	3,926
Formosa Chemicals & Fibre Corp.	3,244,543	8,237
Formosa Petrochemical Corp.	1,560,000	4,439
Formosa Taffeta Co., Ltd.	3,043,000	3,158
Foxconn Technology Co., Ltd.	362,250	3,530
Fubon Financial Holding Co., Ltd.	4,749,000	4,171
High Tech Computer Corp.	241,540	4,501
HON HAI Precision Industry Co., Ltd.	3,481,666	22,319
InnoLux Display Corp.	1,684,222	6,289
MediaTek, Inc.	793,999	10,382
Nan Ya Plastics Corp.	4,203,158	10,903

Emerging Markets Fund 6

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Powertech Technology, Inc.	958,812	3,294
Richtek Technology Corp.	198,950	1,869
Siliconware Precision Industries Co.	3,648,116	6,702
Taishin Financial Holdings Co., Ltd. (Æ)	5,124,700	2,190
Taiwan Cooperative Bank	1,298,000	966
Taiwan Fertilizer Co., Ltd.	647,000	1,494
Taiwan Semiconductor Manufacturing Co., Ltd.	14,417,118	27,154
Tripod Technology Corp.	1,165,335	4,292
U-Ming Marine Transport Corp.	2,794,000	7,469
United Microelectronics Corp. (Æ)	3,858,011	2,314
Wistron Corp.	2,163,563	3,738
Yuanta Financial Holding Co., Ltd. (Æ)	7,797,220	5,217
		226,447
Thailand - 2.3%
Advanced Info Service PCL	649,200	1,774
Aromatics Thailand PCL	1,681,300	3,162
Bangkok Bank PCL	2,692,900	9,127
Banpu PCL	1,139,200	15,417
Electricity Generating PCL	761,100	2,613
Kasikornbank PCL	519,400	1,324
Kasikornbank PCL Class R	3,535,500	9,015
Krung Thai Bank PCL	20,518,800	6,275
Land and Houses PCL	5,597,000	1,233
Minor International PCL	3,473,738	1,714
PTT Chemical PCL	1,733,154	6,145
PTT PCL	1,823,233	20,469
Siam Cement PCL	210,900	1,436
Thai Oil PCL	2,017,618	5,126
Thoresen Thai Agencies PCL	3,866,000	5,882
Total Access Communication PCL (Æ)(Ñ)	3,075,500	3,167
True Corp. PCL (Æ)	39,006,500	7,491
		101,370
Turkey - 3.3%
Akbank TAS	2,652,327	19,199
Anadolu Efes Biracilik Ve Malt Sanayii AS	645,059	6,868
Asya Katilim Bankasi AS (Æ)	809,448	6,678
BIM Birlesik Magazalar AS	32,388	2,665
Enka Insaat ve Sanayi AS	367,469	5,920
Eregli Demir ve Celik Fabrikalari TAS	1,270,521	10,438
Ford Otomotiv Sanayi AS	340,504	3,561
Haci Omer Sabanci Holding AS	874,911	4,861
KOC Holding AS (Æ)	797,652	4,028
Petkim Petrokimya Holding (Æ)	18,844	148
Tofas Turk Otomobil Fabrikasi AS	641,539	3,117
Tupras Turkiye Petrol Rafine	261,600	6,778
Turkcell Iletisim Hizmet AS	1,659,956	18,090
Turkiye Garanti Bankasi AS	3,146,916	27,665
Turkiye Halk Bankasi AS (Æ)	227,926	1,919

	Principal Amount ($) or Shares	Market Value $
Turkiye Is Bankasi Class C	2,024,734	13,030
Yapi ve Kredi Bankasi AS (Æ)	1,854,468	6,845
		141,810
United Arab Emirates - 0.2%
DP World, Ltd. (Æ)	6,336,348	8,301
United States - 1.4%
BMB Munai, Inc. (Æ)	437,800	2,478
Caspian Services, Inc. (Æ)(Ñ)	3,500	10
Golden Telecom, Inc. (Æ)	19,116	1,940
Southern Copper Corp. (Ñ)	494,669	54,735
		59,163
Total Common Stocks (cost $2,139,749)		3,878,421
Preferred Stocks - 3.8%
Brazil - 3.2%
Banco Cruzeiro do Sul SA Class Preferenc (Æ)	1,076,755	7,838
Banco Daycoval SA Class Preferenc (Æ)	722,913	7,259
Banco do Estado do Rio Grande do Sul (Æ)	1,045,957	6,710
Banco Industrial e Comercial SA (Æ)	880,795	5,896
Banco Itau Holding Financeira SA	1,073,540	29,643
Banco Pine SA (Æ)	611,964	6,964
Banco Sofisa SA (Æ)	1,086,118	8,845
Bradespar SA	1,074,344	31,463
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	152,820,000	11,942
Investimentos Itau SA	1,225,831	8,889
NET Servicos de Comunicacao SA (Æ)	550,538	8,169
Petroleo Brasileiro SA	106,300	4,263
		137,881
Russia - 0.2%
Surgutneftegaz - ADR (Ñ)	65,726	4,206
Transneft	1,770	3,354
		7,560
South Korea - 0.4%
Hyundai Motor Co.	72,100	2,549
LG Electronics, Inc.	25,720	1,271
Samsung Electronics Co., Ltd.	36,437	16,129
		19,949
Total Preferred Stocks (cost $86,859)		165,390

Emerging Markets Fund 7

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Warrants & Rights - 0.0%
Hong Kong - 0.0%
China Overseas Land & Investment, Ltd. 2008 Warrant (Æ)	833	1
Total Warrants & Rights (cost $0)		1
Short-Term Investments - 4.8%
United States - 4.8%
SSgA Prime Money Market Fund	167,670,377	167,670
Unicredito Italiano NY (Ê) Series YCD 5.621% due 12/03/07	38,600	38,600
Total Short-Term Investments (cost $206,270)		206,270
Other Securities - 10.3%
State Street Navigator Securities Prime Lending Portfolio (d)	445,423,031	445,423
Total Other Securities (cost $445,423)		445,423
Total Investments - 108.6% (identified cost $2,878,301)		4,695,505
Other Assets and Liabilities, Net - (8.6%)		(373,709)
Net Assets - 100.0%		4,321,796

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund 8

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Taiwan Index expiration date 12/07 (2,376)	80,285	2,312
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		2,312

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	17,500	HKD	136,299	12/03/07	6
USD	63,980	MYR	214,558	03/19/08	32
HKD	12,451	USD	1,599	12/04/07	—
MXN	60,501	HKD	43,129	12/03/07	(8)
MXN	12,130	USD	1,112	12/04/07	—
PHP	326,878	USD	7,682	12/04/07	40
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					70

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	4.8	208,443
Consumer Staples	2.5	106,261
Energy	14.5	625,506
Financials	23.8	1,032,003
Health Care	0.8	35,502
Industrials	9.9	427,191
Information Technology	6.2	268,316
Materials	17.9	775,071
Telecommunication Services	10.7	462,554
Utilities	2.4	102,964
Warrants & Rights	—	1
Short-Term Investments	4.8	206,270
Other Securities	10.3	445,423
Total Investments	108.6	4,695,505
Other Assets and Liabilities, Net	(8.6)	(373,709)
Net Assets	100.0	4,321,796
Geographic Diversification	% of Net Assets	Market Value $
Africa	6.9	300,945
Asia	45.2	1,953,964
Europe	15.0	646,710
Latin America	22.3	963,287
Middle East	2.8	119,743
Other Regions	6.1	265,433
Other Securities	10.3	445,423
Total Investments	108.6	4,695,505
Other Assets and Liabilities, Net	(8.6)	(373,709)
Net Assets	100.0	4,321,796

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund 9

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	6,472	3 Month USD LIBOR- BBA minus 1.25%	02/29/08	2,017
MSCI Brazil Free Gross Dividends Reinvested	Citigroup	5,161	3 Month USD LIBOR- BBA minus 2.00%	07/07/08	—
MSCI Brazil Free Gross Dividends Reinvested	Citigroup	6,225	3 Month USD LIBOR- BBA minus 2.00%	07/07/08	212
MSCI Egypt Gross Dividends Reinvested	Morgan Stanley	8,820	3 Month USD LIBOR- BBA minus 3.25%	04/10/08	—
MSCI Egypt Gross Dividends Reinvested	Morgan Stanley	9,351	3 Month USD LIBOR- BBA minus 3.25%	04/10/08	873
MSCI India Gross Dividends Reinvested	Morgan Stanley	12,253	3 Month USD LIBOR- BBA minus 2.25%	12/13/07	—
MSCI India Gross Dividends Reinvested	Morgan Stanley	13,792	3 Month USD LIBOR- BBA minus 2.25%	12/13/07	4,091
MSCI India Gross Dividends Reinvested	Merrill Lynch	6,329	3 Month USD LIBOR- BBA minus 2.50%	01/11/08	—
MSCI India Gross Dividends Reinvested	Merrill Lynch	8,192	3 Month USD LIBOR- BBA minus 2.50%	01/11/08	364
MSCI India Gross Dividends Reinvested	Merrill Lynch	11,189	3 Month USD LIBOR- BBA minus 3.00%	04/30/08	—
MSCI India Gross Dividends Reinvested	Merrill Lynch	15,071	3 Month USD LIBOR- BBA minus 3.00%	04/30/08	(201)
MSCI India Gross Dividends Reinvested	Morgan Stanley	9,500	3 Month USD LIBOR- BBA minus 3.75%	03/13/08	2,791
MSCI India Gross Dividends Reinvested	Morgan Stanley	15,000	3 Month USD LIBOR- BBA minus 4.10%	04/24/08	731
MSCI Malaysia Gross Dividends Reinvested	Merrill Lynch	3,659	3 Month USD LIBOR- BBA minus 2.00%	04/30/08	—
MSCI Malaysia Gross Dividends Reinvested	Merrill Lynch	3,659	3 Month USD LIBOR- BBA minus 2.00%	04/30/08	(87)
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,830	3 Month USD LIBOR- BBA minus 2.25%	11/30/07	—
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,593	3 Month USD LIBOR- BBA minus 2.25%	11/30/07	(104)
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,867	3 Month USD LIBOR- BBA minus 2.25%	12/04/07	—
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,630	3 Month USD LIBOR- BBA minus 2.25%	12/04/07	(106)
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	7,503	3 Month USD LIBOR- BBA minus 2.25%	01/25/08	—
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	7,638	3 Month USD LIBOR- BBA minus 2.25%	01/25/08	(526)
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,246	3 Month USD LIBOR- BBA minus 2.00%	01/28/08	—

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund 10

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,520	3 Month USD LIBOR- BBA minus 2.00%	01/28/08	(305)
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	5,156	3 Month USD LIBOR- BBA minus 2.25%	01/28/08	—
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	5,584	3 Month USD LIBOR- BBA minus 2.25%	01/28/08	(469)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	4,738	1 Month USD LIBOR- BBA minus 2.00%	02/18/08	—
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	5,179	1 Month USD LIBOR- BBA minus 2.00%	02/18/08	8
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	8,741	3 Month USD LIBOR- BBA minus 2.00%	03/07/08	—
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	8,261	3 Month USD LIBOR- BBA minus 2.00%	03/07/08	39
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	9,609	3 Month USD LIBOR- BBA minus 2.25%	04/30/08	—
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	10,057	3 Month USD LIBOR- BBA minus 2.25%	04/30/08	(747)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	6,223	3 Month USD LIBOR- BBA minus 2.00%	05/16/08	—
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	6,802	3 Month USD LIBOR- BBA minus 2.00%	05/16/08	10
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	5,199	3 Month USD LIBOR- BBA minus 2.25%	06/16/08	—
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	4,758	3 Month USD LIBOR- BBA minus 2.25%	06/16/08	19
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	4,175	3 Month USD LIBOR- BBA minus 2.00%	07/03/08	—
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,995	3 Month USD LIBOR- BBA minus 2.00%	07/03/08	(228)
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	2,559	3 Month USD LIBOR- BBA minus 1.00%	08/18/08	—
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	4,292	3 Month USD LIBOR- BBA minus 1.00%	08/18/08	(232)
MSCI Poland Gross Dividends Reinvested	Merrill Lynch	2,116	3 Month USD LIBOR- BBA minus 2.50%	01/11/08	—
MSCI Poland Gross Dividends Reinvested	Merrill Lynch	2,366	3 Month USD LIBOR- BBA minus 2.50%	01/11/08	—
MSCI Poland Gross Dividends Reinvested	Merrill Lynch	2,497	3 Month USD LIBOR- BBA minus 2.50%	01/11/08	(91)
MSCI Taiwan Index Price Return Index	Citigroup	18,364	3 Month USD LIBOR- BBA minus 0.90%	05/31/08	—
MSCI Taiwan Index Price Return Index	Citigroup	19,552	3 Month USD LIBOR- BBA minus 0.90%	05/31/08	610

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund 11

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Thailand	Morgan Stanley	1,919	3 Month USD LIBOR- BBA minus 2.00%	05/29/08	(2)
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	5,200	3 Month USD LIBOR- BBA minus 2.75%	12/14/07	—
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	6,213	3 Month USD LIBOR- BBA minus 2.75%	12/14/07	725
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	3,857	3 Month USD LIBOR- BBA minus 2.25%	01/22/08	—
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	3,771	3 Month USD LIBOR- BBA minus 2.25%	01/22/08	73
MSCI Turkey Free Gross Dividends Reinvested	Merrill Lynch	5,029	3 Month USD LIBOR- BBA minus 2.75%	04/30/08	—
MSCI Turkey Free Gross Dividends Reinvested	Merrill Lynch	5,621	3 Month USD LIBOR- BBA minus 2.75%	04/30/08	105
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	1,700	3 Month USD LIBOR- BBA minus 2.50%	07/14/08	—
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	2,055	3 Month USD LIBOR- BBA minus 2.50%	07/14/08	(174)
Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					9,396

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund 12

SSgA
International Stock Selection Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.4%
Australia - 9.2%
Ansell, Ltd. (Ñ)	1,149,486	11,774
Centro Properties Group (Ñ)	1,733,119	8,425
Commonwealth Bank of Australia	796,534	42,049
CSL, Ltd. (Ñ)	1,482,990	45,796
GPT Group	2,441,896	9,326
Qantas Airways, Ltd.	7,119,389	36,835
Rio Tinto, Ltd. (Ñ)	524,559	67,488
Stockland (Ñ)	2,660,838	21,215
Suncorp-Metway, Ltd. (Ñ)	1,721,724	28,448
Westpac Banking Corp. (Ñ)	1,329,298	33,337
		304,693
Belgium - 0.9%
Dexia SA	664,885	18,028
Fortis	419,251	11,248
		29,276
Bermuda - 0.7%
Esprit Holdings, Ltd.	789,800	11,922
Orient Overseas International, Ltd. (Ñ)	1,612,000	12,486
		24,408
Cayman Islands - 0.5%
Kingboard Chemical Holdings, Ltd.	2,768,000	15,327
Denmark - 0.8%
Danske Bank A/S	687,200	27,400
Finland - 1.9%
Nokia OYJ	1,208,704	47,592
Rautaruukki OYJ	349,113	16,340
		63,932
France - 10.5%
Accor SA (Ñ)	217,107	18,396
AXA SA (Ñ)	733,695	29,754
BNP Paribas (Ñ)	188,563	21,117
Bouygues (Ñ)	517,766	46,434
Business Objects SA (Æ)(Ñ)	287,848	17,489
Capital Gemini SA (Ñ)	346,029	20,171
Casino Guichard-Perrachon SA (Ñ)	142,001	15,570
Eutelsat Communications	335,990	8,963
PPR (Ñ)	171,783	28,936
Societe Generale (Ñ)	122,741	18,797
Total SA	895,367	72,427
UbiSoft Entertainment (Æ)	375,120	32,694
Vivendi (Ñ)	362,806	16,678
		347,426

	Principal Amount ($) or Shares	Market Value $
Germany - 11.0%
BASF AG (Ñ)	482,948	66,893
Daimler AG (Ñ)	198,894	20,260
Deutsche Bank AG (Ñ)	281,792	36,796
Deutsche Lufthansa AG (Ñ)	564,942	15,276
E.ON AG (Ñ)	182,627	37,198
MAN AG (Ñ)	219,008	35,205
RWE AG	214,276	29,260
Salzgitter AG	143,836	22,989
ThyssenKrupp AG	506,535	29,837
Volkswagen AG (Ñ)	296,893	71,217
		364,931
Hong Kong - 1.5%
Hang Seng Bank, Ltd. (Ñ)	1,858,200	35,567
New World Development Co., Ltd. (Ñ)	3,727,000	14,444
		50,011
Ireland - 0.2%
Independent News & Media PLC (Ñ)	1,970,342	6,319
Italy - 3.3%
Enel SpA (Ñ)	3,597,637	43,009
ENI SpA (Ñ)	1,818,749	64,959
		107,968
Japan - 18.7%
Alfresa Holdings Corp.	177,300	10,200
Amada Co., Ltd.	2,609,000	24,007
Aozora Bank, Ltd. (Ñ)	7,143,000	23,427
Asahi Breweries, Ltd. (Ñ)	1,174,300	20,390
Bank of Yokohama, Ltd. (The)	1,640,000	12,685
Canon, Inc.	331,200	17,440
Central Japan Railway Co.	2,325	24,468
Chubu Electric Power Co., Inc.	1,066,200	29,672
Fujitsu, Ltd. (Ñ)	6,822,000	47,750
Honda Motor Co., Ltd.	970,100	33,349
ITOCHU Corp.	3,004,000	31,955
Makita Corp.	457,100	20,341
Mitsubishi Corp.	1,960,800	56,694
Mitsubishi Electric Corp.	1,986,000	22,659
Mitsui Mining & Smelting Co., Ltd.	3,599,000	15,513
Mitsui OSK Lines, Ltd.	2,490,000	37,313
Mizuho Financial Group, Inc.	1,964	10,561
Nippon Telegraph & Telephone Corp.	7,076	32,005
NTT Data Corp. (Ñ)	6,264	28,441
Sekisui House, Ltd.	1,708,000	21,817
Shimachu Co., Ltd.	559,600	16,557
Takeda Pharmaceutical Co., Ltd.	353,400	22,837
Toyo Suisan Kaisha, Ltd.	758,000	14,222
Toyota Motor Corp.	599,000	33,729
UNY Co., Ltd.	1,144,000	10,139
		618,171

International Stock Selection Fund 13

SSgA
International Stock Selection Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Luxembourg - 1.6%
ArcelorMittal (Æ)(Ñ)	694,777	51,384
Netherlands - 5.3%
Aegon NV	1,076,427	19,250
ASM International NV	414,758	9,708
ING Groep NV	1,223,192	47,061
Royal KPN NV	3,351,668	61,631
Unilever NV	1,118,209	39,303
		176,953
Norway - 1.0%
StatoilHydro ASA	981,200	31,851
Singapore - 1.2%
Singapore Exchange, Ltd.	3,551,000	34,838
Wing Tai Holdings, Ltd. (Ñ)	2,652,000	4,818
		39,656
Spain - 4.6%
Altadis SA (Ñ)	392,738	28,506
Banco Bilbao Vizcaya Argentaria SA	2,077,882	51,490
Banco Santander SA	3,410,700	73,119
		153,115
Sweden - 2.9%
Electrolux AB (Ñ)	1,067,700	17,990
Nordea Bank AB	2,943,915	49,447
Volvo AB Class B (Æ)	1,681,000	28,643
		96,080
Switzerland - 5.1%
ABB, Ltd.	1,253,365	36,816
Baloise Holding AG	266,448	25,621
Credit Suisse Group (Æ)	118,537	7,098
Georg Fischer AG (Æ)	12,258	8,059
Roche Holding AG	178,448	33,871
Swatch Group AG Class B	42,320	11,786
Swiss Reinsurance	190,304	14,032
Zurich Financial Services AG	103,830	30,046
		167,329
United Kingdom - 18.5%
Antofagasta PLC (Ñ)	2,470,404	38,840
AstraZeneca PLC	659,201	31,279
Barclays PLC	4,524,218	52,412
BHP Billiton PLC	854,663	28,288
BP PLC	4,540,912	55,033
BT Group PLC	4,912,234	28,936

	Principal Amount ($) or Shares	Market Value $
Centrica PLC	3,928,877	29,385
GlaxoSmithKline PLC	1,347,224	35,560
Imperial Tobacco Group PLC	1,170,433	60,548
Michael Page International PLC	2,415,111	16,213
Next PLC	772,976	27,612
Royal & Sun Alliance Insurance Group PLC	7,636,336	23,285
Royal Bank of Scotland Group PLC	3,051,352	28,754
Royal Dutch Shell PLC Class A	739,312	29,819
SABMiller PLC	1,133,675	32,276
Shire PLC	1,677,361	39,797
Vodafone Group PLC	14,222,308	53,221
		611,258
Total Common Stocks (cost $2,917,872)		3,287,488
Warrants & Rights - 0.0%
Singapore - 0.0%
Wing Tai Holdings, Ltd. (Æ)(Ñ)	155,900	63
Total Warrants & Rights (cost $0)		63
Short-Term Investments - 0.0%
United States - 0.0%
SSgA Prime Money Market Fund	945,397	945
Total Short-Term Investments (cost $945)		945
Other Securities - 10.5%
State Street Navigator Securities Prime Lending Portfolio (d)	348,467,780	348,468
Total Other Securities (cost $348,468)		348,468
Total Investments - 109.9% (identified cost $3,267,285)		3,636,964
Other Assets and Liabilities, Net - (9.9%)		(328,405)
Net Assets - 100.0%		3,308,559

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund 14

SSgA
International Stock Selection Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPY	2,550	AUD	246,534	12/03/07	(16)
JPY	2,550	AUD	246,534	12/03/07	50
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					34

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	10.4	342,844
Consumer Staples	7.0	231,156
Energy	7.7	254,089
Financials	26.1	864,840
Health Care	6.6	219,340
Industrials	13.5	446,634
Information Technology	6.4	211,577
Materials	11.0	364,673
Telecommunication Services	5.6	184,756
Utilities	5.1	168,524
Warrants & Rights	—	63
Other Securities	10.5	348,468
Total Investments	109.9	3,636,964
Other Assets and Liabilities, Net	(9.9)	(328,405)
Net Assets	100.0	3,308,559
Geographic Diversification	% of Net Assets	Market Value $
Asia	11.9	394,423
Europe	49.1	1,623,964
Japan	18.7	618,171
Latin America	1.2	39,735
United Kingdom	18.5	611,258
Other Regions	—	945
Other Securities	10.5	348,468
Total Investments	109.9	3,636,964
Other Assets and Liabilities, Net	(9.9)	(328,405)
Net Assets	100.0	3,308,559

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund 15

SSgA
International Growth Opportunities Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.8%
Australia - 1.7%
BHP Billiton, Ltd. (Ñ)	9,477	360
Austria - 1.1%
Immofinanz Immobilien Anlagen AG	21,993	231
Finland - 1.7%
Kone OYJ Class B	4,790	361
France - 16.7%
L'Oreal SA	3,796	527
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	4,323	525
Neopost SA (Ñ)	2,673	285
Pernod-Ricard SA (Ñ)	1,378	304
Suez SA (Æ)	11,788	781
Total SA (Ñ)	15,035	1,216
		3,638
Germany - 6.4%
Allianz SE	1,627	335
Continental AG	1,630	212
Fresenius Medical Care AG & Co. KGaA (Ñ)	6,567	366
Merck KGaA	3,740	484
		1,397
Hong Kong - 1.9%
Hang Seng Bank, Ltd.	22,000	421
Ireland - 0.8%
Anglo Irish Bank Corp. PLC	10,646	180
Italy - 5.0%
Luxottica Group SpA (Ñ)	11,397	380
Mediolanum SpA (Ñ)	35,626	258
UniCredito Italiano SpA	53,318	452
		1,090
Japan - 21.2%
Dentsu, Inc. (Ñ)	96	246
Eisai Co., Ltd.	5,300	235
Hokuriku Electric Power Co.	19,400	452
Komatsu, Ltd.	21,700	661
Mizuho Financial Group, Inc.	78	419
Murata Manufacturing Co., Ltd.	3,300	193
Nintendo Co., Ltd.	500	307
Nippon Building Fund, Inc. Class A (ö)(Ñ)	32	461
Nippon Electric Glass Co., Ltd.	24,000	403
Shin-Etsu Chemical Co., Ltd.	3,600	214
Shiseido Co., Ltd.	16,000	386

	Principal Amount ($) or Shares	Market Value $
Sojitz Corp.	60,100	239
Sumitomo Metal Industries, Ltd.	91,000	404
		4,620
Netherland Antilles - 1.9%
Schlumberger, Ltd.	4,430	414
Netherlands - 1.7%
Akzo Nobel NV	2,173	167
USG People NV	7,213	198
		365
Norway - 4.2%
DnB NOR ASA	19,304	302
Telenor ASA (Æ)	26,075	604
		906
South Korea - 1.5%
Samsung Electronics Co., Ltd. - GDR (l)	1,508	336
Spain - 2.5%
Banco Santander SA	24,867	533
Switzerland - 12.6%
ABB, Ltd.	23,198	681
Credit Suisse Group (Æ)	5,056	303
Nestle SA	1,376	658
Nobel Biocare Holding AG	1,154	326
Roche Holding AG	1,336	254
Syngenta AG (Æ)	2,063	510
		2,732
Taiwan - 0.9%
Fubon Financial Holding Co., Ltd. - GDR (l)	23,000	201
Turkey - 1.9%
Turkiye Halk Bankasi AS (Æ)	49,408	416
United Kingdom - 14.1%
BAE Systems PLC	49,972	472
BP PLC	54,892	665
HSBC Holdings PLC	36,472	623
Kesa Electricals PLC	47,266	230
Rio Tinto PLC	4,822	558
Rolls-Royce Group PLC	47,194	513
Rolls-Royce Group PLC Class B (Æ)	2,033,008	4
		3,065
Total Common Stocks (cost $16,656)		21,266

International Growth Opportunities Fund 16

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.7%
United States - 2.7%
SSgA Prime Money Market Fund	592,278	592
Total Short-Term Investments (cost $592)		592
Other Securities - 12.2%
State Street Navigator Securities Prime Lending Portfolio (d)	2,648,384	2,648
Total Other Securities (cost $2,648)		2,648
Total Investments - 112.7% (identified cost $19,896)		24,506
Other Assets and Liabilities, Net - (12.7%)		(2,762)
Net Assets - 100.0%		21,744

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	4.5	995
Consumer Staples	8.6	1,875
Energy	10.6	2,295
Financials	28.7	6,252
Health Care	7.7	1,665
Industrials	14.3	3,129
Information Technology	7.2	1,597
Materials	10.4	2,213
Telecommunication Services	2.8	604
Utilities	5.7	1,233
Other Securities	12.2	2,648
Total Investments	112.7	24,506
Other Assets and Liabilities, Net	(12.7)	(2,762)
Net Assets	100.0	21,744
Geographic Diversification	% of Net Assets	Market Value $
Asia	6.0	1,318
Europe	56.5	12,263
Japan	21.2	4,620
Other Regions	2.7	592
United Kingdom	14.1	3,065
Other Securities	12.2	2,648
Total Investments	112.7	24,506
Other Assets and Liabilities, Net	(12.7)	(2,762)
Net Assets	100.0	21,744

See accompanying notes which are an integral part of the schedules of investments.

International Growth Opportunities Fund 17

SSgA

International Equity Funds

Notes to Schedules of Investments — November 30, 2007 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(Ê)  Adjustable or floating rate security.

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(d)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments 18

SSgA

International Equity Funds

Notes to Quarterly Report — November 30, 2007 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2007. This Quarterly Report reports on three Funds, the SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and the SSgA International Growth Opportunities Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of International Stock Selection Fund, which became effective July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

Select Class shares of the SSgA Funds, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds or State Street Global Markets LLC to offer shares (Select Intermediaries). Select Intermediaries are advisers, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value

Notes to Quarterly Report
19

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Taxes

As of November 30, 2007, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes areas follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Cost of Investments for Tax Purposes	$2,899,131,998	$3,271,901,326	$19,972,717
Gross Tax Unrealized Appreciation	1,825,512,751	467,336,168	5,193,626
Gross Tax Unrealized Depreciation	(29,139,253)	(102,273,801)	(660,318)
Net Tax Unrealized Appreciation (Depreciation)	$1,796,373,498	$365,062,367	$4,533,308

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with

Notes to Quarterly Report
20

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at November 30, 2007 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of November 30, 2007, the cash collateral balances held in connection with futures contracts purchased (sold) for the Emerging Markets Fund was $21,208,188.

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Notes to Quarterly Report
21

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2007, the non-cash collateral received for the securities on loan in the Emerging Markets Fund was $21,208,188 and consisted of a pool of U.S. Government and corporate securities.

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2007, $169,208,051 of the Prime Money Market Fund's net assets represents investments by these Funds, and $1,729,686 represents the investments of other Investment Company Funds not presented herein.

5.  Illiquid or Restricted Securities

The Funds may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation

Notes to Quarterly Report
22

SSgA

International Equity Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of November 30, 2007, there were no illiquid securities held by the Funds.

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of November 30, 2007:

Fund - % of Net Assets Securities	Acquisition Date	Shares Outstanding	Cost per Unit $	Cost (000) $	Market Value (000) $
Emerging Markets Fund - 1.1%
Grupo Clarin	10/19/07	481,399	18.50	8,906	8,944
Guaranty Trust Bank	07/20/07	525,700	11.20	5,888	5,888
LSR Group OJSC	11/09/07	337,865	14.50	4,899	4,510
Orascom Telecom Holding SAE	03/17/05	34,800	34.72	1,208	2,714
Sistema-Hals	11/03/06	172,540	10.70	1,846	1,536
					23,592
International Growth Opportunities Fund - 2.3%
Fubon Financial Holding Co., Ltd.	04/27/06	23,000	9.91	228	201
Samsung Electronics Co., Ltd.	08/27/03	1,508	88.20	133	336
					537

Notes to Quarterly Report
23

SSgA
International Equity Funds

Shareholder Requests for Additional Information — November 30, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv)at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
24

IEQR-11/07

S&P 500 INDEX FUND

Quarterly Report

November 30, 2007

SSgA Funds

S&P 500 Index Fund

Quarterly Report

November 30, 2007 (Unaudited)

Table of Contents

Page
Notes to Quarterly Report	3

Shareholder Requests for Additional Information	4

State Street Equity 500 Index Portfolio	5

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

S&P 500 Index Fund

Notes to Quarterly Report — November 30, 2007 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of November 30, 2007. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The S&P 500 Index Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Master Portfolio"). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund's investment in the Master Portfolio reflects the Fund's proportionate interest in the net assets of the Master Portfolio (approximately 78.70% at November 30, 2007). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio's Notes to Financial Statements which are included elsewhere in this report.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expect the risk of loss to be remote.

Notes to Quarterly Report
3

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — November 30, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv)at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
4

State Street Equity 500 Index Portfolio

Portfolio of Investments

November 30, 2007 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS - 97.8%
Consumer Discretionary - 9.0%
Abercrombie & Fitch Co.	15,846	$1,300
Amazon.Com, Inc. (a)	56,092	5,080
Apollo Group, Inc. Class A (a)	26,529	2,030
AutoNation, Inc. (a)	23,063	381
AutoZone, Inc. (a)	8,964	1,001
Bed Bath & Beyond, Inc. (a)	50,745	1,596
Best Buy Co., Inc.	64,119	3,273
Big Lots, Inc. (a)	17,227	322
Black & Decker Corp.	11,837	978
Brunswick Corp.	18,586	379
Carnival Corp.	80,250	3,621
CBS Corp. Class B	125,903	3,454
Centex Corp.	24,082	502
Circuit City Stores, Inc.	28,732	186
Clear Channel Communications, Inc.	92,947	3,337
Coach, Inc. (a)	68,028	2,527
Comcast Corp. Class A (a)	574,801	11,806
D.R. Horton, Inc.	53,476	640
Darden Restaurants, Inc.	25,688	1,022
Dillard's, Inc. Class A	12,294	251
DIRECTV Group, Inc. (a)	134,077	3,334
Dow Jones & Co., Inc.	13,225	790
Eastman Kodak Co.	54,482	1,279
eBay, Inc. (a)	211,466	7,090
EW Scripps Co. Class A	16,835	731
Expedia, Inc. (a)	39,255	1,280
Family Dollar Stores, Inc.	27,158	640
Ford Motor Co. (a)	383,580	2,881
Fortune Brands, Inc.	27,745	2,127
Gannett Co., Inc.	42,074	1,546
Gap, Inc.	91,398	1,865
General Motors Corp.	103,845	3,098
Genuine Parts Co.	31,409	1,509
Goodyear Tire & Rubber Co. (a)	37,257	1,071
H&R Block, Inc.	58,415	1,150
Harley-Davidson, Inc.	46,901	2,252
Harman International Industries, Inc.	10,521	774
Harrah's Entertainment, Inc.	34,888	3,073
Hasbro, Inc.	25,825	717
Home Depot, Inc.	313,609	8,957
Host Hotels & Resorts, Inc.	98,665	1,893
International Game Technology	61,319	2,677
Interpublic Group of Cos., Inc. (a)	83,694	794
JC Penney & Co., Inc.	40,310	1,778
Johnson Controls, Inc.	109,486	4,228
Jones Apparel Group, Inc.	13,434	250
KB HOME	14,794	309
Kohl's Corp. (a)	59,833	2,949
Leggett & Platt, Inc.	34,398	708
Lennar Corp. Class A	27,931	442
Limited Brands	58,467	1,174
Liz Claiborne, Inc.	20,797	522
Lowe's Cos., Inc.	274,062	6,690
Macy's, Inc.	78,723	2,334

	Shares	Market Value (000)
Marriot International, Inc. Class A	59,721	$2,240
Mattel, Inc.	66,976	1,338
McDonald's Corp.	219,804	12,852
McGraw-Hill, Inc.	63,566	3,120
Meredith Corp.	7,889	434
New York Times Co. Class A	29,122	481
Newell Rubbermaid, Inc.	51,593	1,382
News Corp. Class A	429,909	9,058
NIKE, Inc. Class B	70,852	4,651
Nordstrom, Inc.	38,133	1,279
Office Depot, Inc. (a)	51,256	879
OfficeMax, Inc.	15,131	377
Omnicom Group, Inc.	59,941	2,922
Polo Ralph Lauren Corp.	10,615	732
Pulte Homes, Inc.	42,826	438
Radioshack Corp.	27,503	509
Sears Holdings Corp. (a)	14,174	1,495
Sherwin-Williams Co.	20,596	1,294
Snap-On, Inc.	11,812	577
Stanley Works	14,583	761
Staples, Inc.	130,833	3,101
Starbucks Corp. (a)	136,861	3,201
Starwood Hotels & Resorts Worldwide, Inc.	36,747	1,973
Target Corp.	157,204	9,442
Tiffany & Co.	25,080	1,164
Time Warner, Inc.	693,738	11,974
TJX Cos., Inc.	81,106	2,380
Tribune Co.	13,026	404
V.F. Corp.	16,893	1,263
Viacom, Inc. Class B (a)	126,909	5,333
Walt Disney Co.	360,971	11,966
Wendy's International, Inc.	17,016	477
Whirlpool Corp.	13,761	1,114
Wyndham Worldwide Corp.	34,299	1,000
Yum! Brands, Inc.	95,392	3,544
		221,753
Consumer Staples - 10.1%
Altria Group, Inc.	390,107	30,257
Anheuser-Busch Cos., Inc.	138,896	7,322
Archer-Daniels-Midland Co.	118,424	4,305
Avon Products, Inc.	81,160	3,331
Brown-Forman Corp. Class B	15,624	1,104
Campbell Soup Co.	41,465	1,522
Clorox Co.	25,743	1,670
Coca-Cola Co.	368,617	22,891
Coca-Cola Enterprises, Inc.	53,901	1,400
Colgate-Palmolive Co.	94,576	7,574
ConAgra Foods, Inc.	91,275	2,284
Constellation Brands, Inc. Class A (a)	37,226	877
Costco Wholesale Corp.	80,737	5,442
CVS Corp.	275,452	11,043
Dean Foods Co.	25,258	630
Estee Lauder Cos, Inc. Class A	20,552	922
General Mills, Inc.	60,632	3,647
H.J. Heinz Co.	58,369	2,761

5

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2007 (Unaudited)

	Shares	Market Value (000)
Hershey Foods Corp.	32,582	$1,300
Kellogg Co.	48,435	2,617
Kimberly-Clark Corp.	78,500	5,480
Kraft Foods, Inc.	292,941	10,121
Kroger Co.	129,276	3,717
McCormick & Co., Inc.	25,353	969
Molson Coors Brewing Co., Class B	26,262	1,414
Pepsi Bottling Group, Inc.	26,453	1,129
PepsiCo, Inc.	299,367	23,105
Procter & Gamble Co.	577,113	42,706
Reynolds American, Inc.	31,887	2,233
Safeway, Inc.	80,264	2,793
Sara Lee Corp.	137,534	2,315
SuperValu, Inc.	37,648	1,576
Sysco Corp.	112,209	3,648
Tyson Foods, Inc., Class A	52,935	789
UST Corp.	30,037	1,739
Wal-Mart Stores, Inc.	444,655	21,299
Walgreen Co.	183,684	6,721
Whole Foods Market, Inc.	25,433	1,094
Wrigley Wm., Jr. Co.	39,748	2,544
		248,291
Energy - 11.3%
Anadarko Petroleum Corp.	85,626	4,846
Apache Corp.	61,411	5,944
Baker Hughes, Inc.	58,978	4,734
BJ Services Co.	54,548	1,341
Chesapeake Energy Corp.	77,682	2,940
ChevronTexaco Corp.	395,110	34,679
ConocoPhillips	301,467	24,129
Devon Energy Corp.	82,712	6,849
El Paso Corp.	130,592	2,100
ENSCO International, Inc.	28,377	1,528
EOG Resources, Inc.	44,917	3,718
ExxonMobil Corp.	1,026,314	91,506
Halliburton Co.	164,834	6,035
Hess Corp.	51,987	3,703
Marathon Oil Corp.	130,790	7,311
Murphy Oil Corp.	35,541	2,542
Nabors Industries, Ltd. (a)	52,404	1,410
National Oilwell Varco, Inc. (a)	65,557	4,468
Noble Corp.	48,918	2,550
Noble Energy, Inc.	31,210	2,248
Occidental Petroleum Corp.	154,438	10,775
Rowan Cos., Inc.	19,520	691
Schlumberger, Ltd.	220,806	20,634
Smith International, Inc.	37,934	2,379
Sunoco, Inc.	21,584	1,448
Tesoro Corp.	26,365	1,297
Transocean, Inc.	57,700	7,922
Valero Energy Corp.	102,606	6,677
Weatherford International Ltd. (a)	63,055	3,949
Williams Cos., Inc.	110,168	3,824
XTO Energy, Inc.	71,177	4,400
		278,577

	Shares	Market Value (000)
Financials - 18.2%
ACE, Ltd.	60,483	$3,619
AFLAC, Inc.	90,070	5,642
Allstate Corp.	108,279	5,535
Ambac Financial Group, Inc.	20,232	551
American Capital Strategies Ltd.	34,302	1,290
American Express Co.	218,179	12,868
American International Group, Inc.	475,149	27,620
Ameriprise Financial, Inc.	43,007	2,524
AON Corp.	54,447	2,721
Apartment Investment & Management Co. Class A	16,714	665
Assurant, Inc.	17,131	1,121
AvalonBay Communities, Inc.	14,753	1,467
Bank of America Corp.	822,539	37,945
Bank of New York Mellon Corp.	211,403	10,139
BB&T Corp.	101,370	3,657
Bear Stearns Cos., Inc.	21,168	2,110
Boston Properties, Inc.	21,667	2,133
Capital One Financial Corp.	78,263	4,172
CB Richard Ellis Group, Inc. Class A (a)	37,475	890
Charles Schwab Corp.	174,693	4,247
Chubb Corp.	72,375	3,948
Cincinnati Financial Corp.	31,514	1,260
CIT Group, Inc.	35,142	935
Citigroup, Inc.	921,907	30,700
CME Group, Inc.	9,841	6,481
Comerica, Inc.	27,144	1,243
Commerce Bancorp, Inc.	34,174	1,361
Countrywide Financial Corp.	111,146	1,203
Developers Diversified Realty Corp.	23,024	1,023
Discover Financial Services	85,605	1,487
E*Trade Financial Corp. (a)	81,315	374
Equity Residential	52,057	1,937
Fannie Mae	180,644	6,940
Federal Home Loan Mortgage Corp.	120,139	4,213
Federated Investors, Inc. Class B	15,270	623
Fidelity National Information Services, Inc.	30,977	1,339
Fifth Third Bancorp	99,816	2,986
First Horizon National Corp.	25,172	556
Franklin Resources, Inc.	29,680	3,656
General Growth Properties, Inc.	45,893	2,131
Genworth Financial, Inc. Class A	80,451	2,111
Goldman Sachs Group, Inc.	75,099	17,020
Hartford Financial Services Group, Inc.	58,797	5,605
Hudson City Bancorp, Inc.	95,292	1,450
Huntington Bancshares, Inc.	64,656	1,014
IntercontinentalExchange, Inc. (a)	12,680	2,117
J.P. Morgan Chase & Co.	627,037	28,605
Janus Capital Group, Inc.	29,407	987
KeyCorp	70,475	1,856
Kimco Realty Corp.	45,869	1,811
Legg Mason, Inc.	24,942	1,903
Lehman Brothers Holdings, Inc.	97,913	6,132
Leucadia National Corp.	31,736	1,490
Lincoln National Corp.	49,592	3,053
Loews Corp.	81,290	3,885

6

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2007 (Unaudited)

	Shares	Market Value (000)
M & T Bank Corp.	14,137	$1,286
Marsh & McLennan Cos., Inc.	100,753	2,531
Marshall & Ilsley Corp.	49,593	1,561
MBIA, Inc.	24,784	905
Merrill Lynch & Co., Inc.	160,058	9,594
MetLife, Inc.	137,945	9,048
MGIC Investment Corp.	16,800	395
Moody's Corp.	42,066	1,584
Morgan Stanley	195,648	10,315
National City Corp.	115,554	2,283
Northern Trust Corp.	36,106	2,924
NYSE Euronext	48,600	4,209
Plum Creek Timber Co., Inc.	33,411	1,549
PNC Financial Services Group, Inc.	63,051	4,616
Principal Financial Group, Inc.	49,791	3,261
Progressive Corp.	135,301	2,490
ProLogis	47,991	3,140
Prudential Financial, Inc.	85,239	8,024
Public Storage, Inc.	23,087	1,786
Regions Financial Corp.	128,789	3,404
SAFECO Corp.	16,950	978
Simon Property Group, Inc.	41,100	4,046
SLM Corp.	77,599	2,955
Sovereign Bancorp, Inc.	65,974	777
State Street Corp. (b)	72,025	5,754
SunTrust Banks, Inc.	64,418	4,516
Synovus Financial Corp.	62,285	1,550
T. Rowe Price Group, Inc.	48,675	2,993
Torchmark Corp.	17,921	1,105
Travelers Cos, Inc.	121,604	6,458
U.S. Bancorp	320,831	10,616
Unum Group Corp.	68,229	1,695
Vornado Realty Trust	25,034	2,253
Wachovia Corp.	351,122	15,098
Washington Mutual, Inc.	159,441	3,109
Wells Fargo Co.	619,044	20,076
Western Union Co.	144,285	3,261
XL Capital, Ltd. Class A	33,044	1,934
Zions Bancorp	20,553	1,122
		449,552
Health Care - 11.9%
Abbott Laboratories	285,308	16,408
Aetna, Inc.	94,197	5,264
Allergan, Inc.	56,592	3,794
AmerisourceBergen Corp.	32,593	1,479
Amgen, Inc. (a)	202,095	11,166
Applera Corp. - Applied Biosystems Group	33,273	1,137
Barr Pharmaceuticals, Inc. (a)	18,923	1,016
Baxter International, Inc.	119,161	7,134
Becton, Dickinson & Co.	45,597	3,772
Biogen Idec, Inc. (a)	52,931	3,923
Boston Scientific Corp. (a)	244,634	3,090
Bristol-Myers Squibb Co.	367,616	10,892
C.R. Bard, Inc.	19,097	1,614
Cardinal Health, Inc.	66,957	4,054

	Shares	Market Value (000)
Celgene Corp. (a)	70,418	$4,334
CIGNA Corp.	51,496	2,761
Coventry Health Care, Inc. (a)	29,703	1,719
Covidien Ltd.	93,004	3,730
Eli Lilly & Co.	183,343	9,708
Express Scripts, Inc. (a)	47,299	3,205
Forest Laboratories, Inc. (a)	58,602	2,259
Genzyme Corp. (a)	48,492	3,634
Gilead Sciences, Inc. (a)	171,794	7,995
Hospira, Inc. (a)	28,503	1,234
Humana, Inc. (a)	31,747	2,445
IMS Health, Inc.	34,732	811
Johnson & Johnson	536,540	36,345
King Pharmaceuticals, Inc. (a)	49,292	522
Laboratory Corp. of America Holdings (a)	21,122	1,535
Manor Care, Inc.	14,208	918
McKesson Corp.	54,455	3,634
Medco Health Solutions, Inc. (a)	50,034	5,003
Medtronic, Inc.	210,711	10,715
Merck & Co., Inc.	403,238	23,936
Millipore Corp. (a)	9,535	781
Mylan Laboratories Inc.	49,109	706
Patterson Cos., Inc. (a)	25,094	808
Pfizer, Inc.	1,283,794	30,503
Quest Diagnostics, Inc.	28,100	1,547
Schering-Plough Corp.	300,684	9,411
St. Jude Medical, Inc. (a)	63,894	2,540
Stryker Corp.	43,489	3,159
Tenet Healthcare Corp. (a)	95,470	526
Thermo Fisher Scientific, Inc. (a)	78,724	4,538
UnitedHealth Group, Inc.	244,446	13,445
Varian Medical Systems, Inc. (a)	22,860	1,142
Watson Pharmaceuticals, Inc. (a)	17,346	508
Wellpoint, Inc. (a)	106,070	8,932
Wyeth	250,116	12,281
Zimmer Holdings, Inc. (a)	44,052	2,851
		294,864
Industrials - 11.4%
3M Co.	133,060	11,079
Allied Waste Industries, Inc. (a)	51,430	587
Avery Dennison Corp.	20,488	1,068
Boeing Co.	144,554	13,377
Burlington Northern Santa Fe Corp.	55,082	4,600
Caterpillar, Inc.	118,640	8,530
CH Robinson Worldwide, Inc.	32,561	1,679
Cintas Corp.	25,088	803
Cooper Industries, Ltd.	34,434	1,729
CSX Corp.	80,738	3,391
Cummins, Inc.	19,729	2,306
Danaher Corp.	45,386	3,940
Deere & Co.	40,981	7,041
Domtar Corp. (a)(c)	11	0
Dover Corp.	39,095	1,809
Eaton Corp.	26,595	2,375
Emerson Electric Co.	146,540	8,356

7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2007 (Unaudited)

	Shares	Market Value (000)
Equifax, Inc.	23,683	$882
Expeditors International Washington, Inc.	40,720	1,911
FedEx Corp.	56,939	5,607
Fluor Corp.	16,630	2,447
General Dynamics Corp.	75,148	6,672
General Electric Co.	1,895,692	72,586
Goodrich Co.	23,645	1,686
Honeywell International, Inc.	138,882	7,863
Illinois Tool Works, Inc.	78,671	4,366
Ingersoll-Rand Co. Class A	54,121	2,795
ITT Industries, Inc.	33,792	2,178
Jacobs Engineering Group, Inc. (a)	22,800	1,910
L-3 Communications Holdings, Inc.	23,603	2,612
Lockheed Martin Corp.	64,412	7,128
Manitowoc Co., Inc.	24,000	1,052
Masco Corp.	67,523	1,513
Monster Worldwide, Inc. (a)	26,009	878
Norfolk Southern Corp.	71,955	3,685
Northrop Grumman Corp.	63,311	4,988
PACCAR, Inc.	68,474	3,465
Pall Corp.	22,209	849
Parker-Hannifin Corp.	32,403	2,574
Pitney Bowes, Inc.	40,827	1,572
Precision Castparts Corp.	25,307	3,729
R.R. Donnelley & Sons Co.	40,209	1,474
Raytheon Co.	80,556	4,982
Robert Half International, Inc.	31,140	840
Rockwell Automation, Inc.	27,505	1,867
Rockwell Collins, Inc.	30,231	2,180
Ryder Systems, Inc.	12,321	534
Southwest Airlines Co.	138,886	1,965
Terex Corp. (a)	19,035	1,227
Textron, Inc.	45,639	3,151
Tyco Electronics Ltd.	91,104	3,406
Tyco International Ltd.	90,861	3,646
Union Pacific Corp.	49,184	6,204
United Parcel Service, Inc. Class B	193,650	14,268
United Technologies Corp.	183,024	13,685
W.W. Grainger, Inc.	12,169	1,075
Waste Management, Inc.	97,639	3,351
		281,473
Information Technology - 15.4%
Adobe Systems, Inc. (a)	108,557	4,575
Advanced Micro Devices, Inc. (a)	98,086	957
Affiliated Computer Services, Inc. Class A (a)	19,337	811
Agilent Technologies, Inc. (a)	72,468	2,742
Akamai Technologies, Inc. (a)	29,424	1,120
Altera Corp.	59,454	1,117
Analog Devices, Inc.	57,869	1,781
Apple Computer, Inc. (a)	161,117	29,359
Applied Materials, Inc.	254,507	4,792
Autodesk, Inc. (a)	41,876	1,972
Automatic Data Processing, Inc.	97,217	4,381
BMC Software, Inc. (a)	35,721	1,182
Broadcom Corp. Class A (a)	85,359	2,283
CA, Inc.	73,599	1,802

	Shares	Market Value (000)
CIENA Corp. (a)	17,229	$758
Cisco Systems, Inc. (a)	1,128,901	31,632
Citrix Systems, Inc. (a)	33,467	1,238
Cognizant Technology Solutions Corp. Class A (a)	54,284	1,688
Computer Sciences Corp. (a)	33,044	1,745
Compuware Corp. (a)	54,650	451
Convergys Corp. (a)	27,935	456
Corning, Inc.	290,644	7,060
Dell, Inc. (a)	422,463	10,367
Electronic Arts, Inc. (a)	57,100	3,208
Electronic Data Systems Corp.	91,816	1,860
EMC Corp. (a)	389,042	7,497
Fiserv, Inc. (a)	29,952	1,537
Google, Inc. Class A (a)	42,771	29,640
Hewlett-Packard Co.	477,694	24,439
IAC (a)	34,889	971
Intel Corp.	1,082,236	28,225
International Business Machines Corp.	252,129	26,519
Intuit, Inc. (a)	61,163	1,793
Jabil Circuit, Inc.	39,951	677
Juniper Networks, Inc. (a)	94,093	2,796
KLA-Tencor Corp.	33,505	1,611
Lexmark International Group, Inc. Class A (a)	19,042	664
Linear Technology Corp.	40,863	1,245
LSI Logic Corp. (a)	138,462	769
MEMC Electronic Materials, Inc. (a)	41,078	3,187
Metavante Technologies, Inc. (a)(c)	1	0
Microchip Technology, Inc.	41,989	1,209
Micron Technology, Inc. (a)	142,362	1,184
Microsoft Corp.	1,491,333	50,109
Molex, Inc.	24,805	684
Motorola, Inc.	427,865	6,833
National Semiconductor Corp.	46,496	1,063
Network Appliance, Inc. (a)	66,057	1,632
Novell, Inc. (a)	68,720	482
Novellus Systems, Inc. (a)	20,030	521
NVIDIA Corp. (a)	100,756	3,178
Oracle Corp. (a)	726,572	14,662
Paychex, Inc.	61,738	2,408
PerkinElmer, Inc.	21,118	576
QLogic Corp. (a)	24,322	329
QUALCOMM, Inc.	308,834	12,594
SanDisk Corp. (a)	43,167	1,616
Sun Microsystems, Inc. (a)	154,541	3,211
Symantec Corp. (a)	164,763	2,933
Tellabs, Inc. (a)	85,030	592
Teradata Corp. (a)	33,520	870
Teradyne, Inc. (a)	27,649	301
Texas Instruments, Inc.	265,256	8,374
Unisys Corp. (a)	69,807	346
VeriSign, Inc. (a)	40,321	1,649
Waters Corp. (a)	18,865	1,472
Xerox Corp. (a)	171,534	2,896
Xilinx, Inc.	52,602	1,152
Yahoo!, Inc. (a)	249,519	6,690
		380,473

8

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2007 (Unaudited)

	Shares	Market Value (000)
Materials - 3.4%
Air Products & Chemicals, Inc.	39,609	$3,923
Alcoa, Inc.	163,062	5,931
Allegheny Technologies, Inc.	19,328	1,889
Ashland, Inc.	10,700	527
Ball Corp.	20,062	928
Bemis Co., Inc.	21,262	577
Consol Energy, Inc.	33,573	1,990
Dow Chemical Co.	176,130	7,387
E.I. Du Pont de Nemours & Co.	170,274	7,858
Eastman Chemical Co.	15,004	963
Ecolab, Inc.	33,166	1,589
Freeport-McMoRan Copper & Gold, Inc. Class B	70,723	6,997
Hercules, Inc.	23,050	447
International Flavors & Fragrances, Inc.	14,331	719
International Paper Co.	78,611	2,653
MeadWestvaco Corp.	32,320	1,062
Monsanto Co.	101,325	10,069
Newmont Mining Corp.	83,206	4,134
Nucor Corp.	52,454	3,106
Pactiv Corp. (a)	23,915	607
Peabody Energy Corp.	48,324	2,689
PPG Industries, Inc.	29,871	2,050
Praxair, Inc.	58,914	5,030
Rohm & Haas Co.	23,906	1,300
Sealed Air Corp.	28,492	666
Sigma-Aldrich Corp.	24,234	1,276
Temple-Inland, Inc.	20,883	960
Titanium Metals Corp. (a)	16,600	493
United States Steel Corp.	21,578	2,108
Vulcan Materials Co.	17,861	1,586
Weyerhaeuser Co.	39,537	2,893
		84,407
Telecommunication Services - 3.4%
American Tower Corp. (a)	75,200	3,425
AT&T, Inc.	1,127,852	43,095
CenturyTel, Inc.	20,441	871
Citizens Communications Co.	60,384	784
Embarq Corp.	27,597	1,406
JDS Uniphase Corp. (a)	42,723	575
Qwest Communications International, Inc. (a)	301,590	2,000
Sprint Nextel Corp.	528,343	8,200
Verizon Communications, Inc.	537,729	23,235
Windstream Corp.	89,913	1,164
		84,755
Utilities - 3.7%
AES Corp. (a)	124,495	2,720
Allegheny Energy, Inc.	30,759	1,869
Ameren Corp.	39,360	2,120
American Electric Power Co., Inc.	73,152	3,487
CenterPoint Energy, Inc.	57,611	1,028
CMS Energy Corp.	38,856	677
Consolidated Edison, Inc.	50,552	2,449
Constellation Energy Group, Inc.	33,014	3,308

	Shares	Market Value (000)
Dominion Resources, Inc.	107,524	$5,078
DTE Energy Co.	30,584	1,500
Duke Energy Corp.	232,020	4,592
Dynegy, Inc. (a)	95,490	727
Edison International	59,819	3,349
Entergy Corp.	35,998	4,303
Exelon Corp.	125,274	10,156
FirstEnergy Corp.	56,007	3,840
FPL Group, Inc.	75,021	5,233
Integrys Energy Group, Inc.	15,016	766
Nicor, Inc.	9,100	384
NiSource, Inc.	49,982	925
Pepco Holdings, Inc.	36,900	1,037
PG&E Corp.	64,726	2,995
Pinnacle West Capital Corp.	17,760	761
PPL Corp.	71,575	3,647
Progress Energy, Inc.	46,981	2,294
Public Service Enterprise Group, Inc.	46,912	4,491
Questar Corp.	32,468	1,735
Sempra Energy	49,486	3,099
Southern Co.	139,787	5,259
Spectra Energy Corp.	118,498	2,920
TECO Energy, Inc.	42,351	734
Trane, Inc.	31,030	1,139
Xcel Energy, Inc.	77,251	1,785
		90,407
Total Common Stocks (Cost $1,440,197,236)		2,414,552
	Par Amount (000)
U.S. GOVERNMENT SECURITIES - 0.2%
United States Treasury Bill 4.2% due 12/06/07 (d)(e)	$4,299	4,297
Total U.S. Government Securities (Cost $4,296,522)		4,297
	Shares (000)
MONEY MARKET FUNDS - 1.1%
AIM Short Term Investment Prime Portfolio	27,328	27,328
Federated Money Market Obligations Trust	552	552
Total Money Market Funds (Cost $27,880,011)		27,880
Total Investments - 99.1% (identified cost $1,472,373,769)		2,446,729
Other Assets in Excess of Liabilities - 0.9%		22,153
Net Assets - 100.0%		$2,468,882

9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2007 (Unaudited)

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d)  Rate represents annualized yield at date of purchase.

(e)  Security held as collateral in relation to initial margin requirements on futures contracts.

(f)  Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007 was $1,035,901,466 and $61,546,690, respectively, resulting in net unrealized appreciation of investments of $974,354,776.

(g)  Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Fund's financial statement disclosures.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number of Contracts	Unrealized Depreciation (000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2007	727	$(543)
Total unrealized appreciation on open futures contracts purchased		$(543)

10

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

November 30, 2007 (Unaudited)

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at November 30, 2007 is listed in the Portfolio of Investments.

Security Description	Number of Shares held at 12/31/06	Shares Purchased For the 11 Months Ended 11/30/07	Shares Sold For the 11 Months Ended 11/30/07	Number of Shares held at 11/30/07	Income Earned For the 11 Months Ended 11/30/07 (000)	Realized Gain on shares sold (000)
State Street Corp.	69,744	17,100	14,819	72,025	$46	$422

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

11

IQR-11/07

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Core Opportunities Fund

Tuckerman Active REIT Fund

Aggressive Equity Fund

IAM SHARES Fund

Large Cap Value Fund

Concentrated Growth Opportunities Fund
(formerly Large Cap Growth Opportunities Fund)

Directional Core Equity Fund

Enhanced Small Cap Fund

Quarterly Report

November 30, 2007

SSgA Funds
Equity Funds

Quarterly Report

November 30, 2007 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Disciplined Equity Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.4%
Consumer Discretionary - 9.1%
Amazon.Com, Inc. (Æ)	17,000	1,539
Autozone, Inc. (Æ)	6,900	770
Best Buy Co., Inc. (Ñ)	3,900	199
Burger King Holdings, Inc.	700	18
CBS Corp. Class B (Ñ)	51,300	1,407
Comcast Corp. Class A (Æ)(Ñ)	32,949	677
Crocs, Inc. (Æ)(Ñ)	1,200	47
Darden Restaurants, Inc.	8,900	354
Dollar Tree Stores, Inc. (Æ)	9,300	267
Ford Motor Co. (Æ)(Ñ)	11,200	84
Gap, Inc. (The)	61,900	1,263
General Motors Corp. (Ñ)	5,300	158
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	36,300	1,044
Guess ?, Inc.	22,200	1,042
Harte-Hanks, Inc. (Ñ)	15,700	264
IAC/InterActiveCorp (Æ)(Ñ)	32,900	916
International Speedway Corp. Class A	10,200	435
Lowe's Cos., Inc.	30,700	749
Macy's, Inc.	5,502	163
McDonald's Corp.	10,700	626
Newell Rubbermaid, Inc. (Ñ)	900	24
News Corp. Class A	10,800	228
Omnicom Group, Inc.	27,100	1,321
Regal Entertainment Group Class A (Ñ)	39,200	776
Sears Holdings Corp. (Æ)(Ñ)	900	95
Sherwin-Williams Co. (The) (Ñ)	2,500	157
Stanley Works (The) (Ñ)	9,900	516
Staples, Inc.	33,900	803
Time Warner, Inc.	131,850	2,276
TJX Cos., Inc.	14,600	428
VF Corp.	10,700	800
Viacom, Inc. Class B (Æ)	3,100	130
Walt Disney Co. (The)	69,700	2,311
Warner Music Group Corp. (Ñ)	8,200	62
		21,949
Consumer Staples - 9.7%
Alberto-Culver Co. Class B	14,100	360
Altria Group, Inc.	50,700	3,932
Anheuser-Busch Cos., Inc.	1,100	58
Coca-Cola Co. (The)	19,600	1,217
Coca-Cola Enterprises, Inc. (Ñ)	47,000	1,221
CVS Caremark Corp.	2,100	84
Herbalife, Ltd.	26,600	1,114
HJ Heinz Co.	21,600	1,022
Kimberly-Clark Corp.	20,400	1,424
Kroger Co. (The)	52,100	1,498
Loews Corp. - Carolina Group	5,800	516

	Principal Amount ($) or Shares	Market Value $
Molson Coors Brewing Co. Class B (Ñ)	6,000	323
Pepsi Bottling Group, Inc.	9,700	414
PepsiCo, Inc.	35,600	2,748
Procter & Gamble Co.	41,885	3,099
Reynolds American, Inc. (Ñ)	1,400	98
Sysco Corp.	34,100	1,109
Wal-Mart Stores, Inc.	66,900	3,204
		23,441
Energy - 12.0%
Apache Corp.	6,400	619
Cameron International Corp. (Æ)	5,900	550
Chesapeake Energy Corp. (Ñ)	36,400	1,378
Chevron Corp.	27,420	2,407
ConocoPhillips	25,329	2,027
Exxon Mobil Corp.	114,316	10,192
Forest Oil Corp. (Æ)(Ñ)	16,800	791
Frontier Oil Corp.	24,600	1,087
Global Industries, Ltd. (Æ)	47,500	1,053
Grant Prideco, Inc. (Æ)	6,300	303
Halliburton Co.	32,200	1,179
Helix Energy Solutions Group, Inc. (Æ)	15,400	625
Marathon Oil Corp.	31,200	1,744
National Oilwell Varco, Inc. (Æ)	800	55
Occidental Petroleum Corp.	31,100	2,170
Schlumberger, Ltd.	10,500	981
Superior Energy Services (Æ)	4,800	168
Valero Energy Corp.	21,500	1,399
W&T Offshore, Inc.	800	21
XTO Energy, Inc.	3,600	223
		28,972
Financials - 17.4%
ACE, Ltd.	3,100	185
Allstate Corp. (The)	29,900	1,528
American Express Co.	4,600	271
American International Group, Inc.	63,825	3,710
Annaly Capital Management, Inc. (ö)	65,200	1,122
Bank of America Corp.	103,703	4,784
BB&T Corp. (Ñ)	17,900	646
Chubb Corp.	7,800	425
CIT Group, Inc.	800	21
Citigroup, Inc.	99,400	3,310
Discover Financial Services	5,950	103
Eaton Vance Corp. (Ñ)	10,800	473
Federal National Mortgage Association	12,100	465
Federated Investors, Inc. Class B (Ñ)	28,500	1,162
First Marblehead Corp. (The) (Ñ)	12,600	378
Freddie Mac	16,100	565
Genworth Financial, Inc. Class A	4,900	129

Disciplined Equity Fund
3

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
GLG Partners, Inc. (Æ)(Ñ)	24,000	330
Goldman Sachs Group, Inc. (The)	12,200	2,765
Hartford Financial Services Group, Inc.	6,900	658
HCC Insurance Holdings, Inc.	1,100	34
HRPT Properties Trust (ö)(Ñ)	65,900	546
JPMorgan Chase & Co.	86,172	3,931
Keycorp	7,900	208
Lincoln National Corp.	21,800	1,342
MetLife, Inc.	29,700	1,948
MF Global, Ltd. (Æ)	22,600	652
Morgan Stanley	27,600	1,455
Popular, Inc. (Ñ)	11,300	109
Regions Financial Corp. (Ñ)	34,800	920
Reinsurance Group of America, Inc.	7,000	379
SEI Investments Co.	1,900	59
Sovereign Bancorp, Inc. (Ñ)	20,000	235
Travelers Cos., Inc. (The)	25,400	1,349
UnionBanCal Corp.	700	38
US Bancorp	8,200	271
Wachovia Corp. (Ñ)	57,900	2,490
Wells Fargo & Co.	91,300	2,961
WR Berkley Corp.	3,100	95
		42,052
Health Care - 12.3%
Abbott Laboratories	9,200	529
Aetna, Inc.	5,600	313
AmerisourceBergen Corp. Class A	23,800	1,080
Amgen, Inc. (Æ)	788	44
Applera Corp. - Applied Biosystems Group (Ñ)	9,300	318
Cardinal Health, Inc.	22,800	1,381
Cigna Corp.	26,700	1,431
Covidien, Ltd.	7,450	299
Eli Lilly & Co.	8,300	439
Endo Pharmaceuticals Holdings, Inc. (Æ)	8,600	236
Humana, Inc. (Æ)	11,900	917
ImClone Systems, Inc. (Æ)(Ñ)	21,700	978
Intuitive Surgical, Inc. (Æ)	700	229
Invitrogen Corp. (Æ)	9,400	912
Johnson & Johnson	68,730	4,656
Kinetic Concepts, Inc. (Æ)	18,500	1,085
McKesson Corp.	21,300	1,421
Medtronic, Inc.	22,600	1,149
Merck & Co., Inc.	35,900	2,131
Pfizer, Inc.	172,455	4,098
Thermo Fisher Scientific, Inc. (Æ)	21,500	1,239
UnitedHealth Group, Inc.	37,900	2,084

	Principal Amount ($) or Shares	Market Value $
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	12,500	366
WellPoint, Inc. (Æ)	23,500	1,979
Wyeth	5,100	250
		29,564
Industrials - 11.4%
3M Co.	200	17
AGCO Corp. (Æ)(Ñ)	3,600	248
Boeing Co.	25,700	2,378
Cummins, Inc.	10,400	1,216
Delta Air Lines, Inc. (Æ)(Ñ)	1,200	24
Foster Wheeler, Ltd. (Æ)	400	60
General Dynamics Corp.	17,300	1,536
General Electric Co.	163,600	6,264
Hertz Global Holdings, Inc. (Æ)(Ñ)	17,100	327
Lennox International, Inc. (Ñ)	8,700	294
Lockheed Martin Corp.	15,900	1,760
Manitowoc Co., Inc. (The) (Ñ)	28,500	1,250
McDermott International, Inc. (Æ)	9,500	497
Norfolk Southern Corp.	21,000	1,075
Northrop Grumman Corp.	3,100	244
Parker Hannifin Corp.	1,900	151
Pitney Bowes, Inc.	7,000	269
Republic Services, Inc. Class A	5,900	196
RR Donnelley & Sons Co.	31,900	1,169
Teleflex, Inc.	200	12
Toro Co. (Ñ)	7,100	395
Tyco International, Ltd.	35,650	1,431
UAL Corp. (Æ)(Ñ)	24,600	1,007
United Parcel Service, Inc. Class B	27,200	2,004
United Technologies Corp.	33,000	2,467
Waste Management, Inc.	36,500	1,253
		27,544
Information Technology - 16.5%
Accenture, Ltd. Class A	23,600	816
Apple, Inc. (Æ)	20,700	3,772
Applied Materials, Inc.	60,700	1,143
Automatic Data Processing, Inc.	11,900	536
Avnet, Inc. (Æ)	28,000	966
AVX Corp. (Ñ)	37,700	540
BMC Software, Inc. (Æ)	12,200	404
Cadence Design Systems, Inc. (Æ)	37,500	622
Cisco Systems, Inc. (Æ)	105,300	2,950
CommScope, Inc. (Æ)(Ñ)	21,300	863
Corning, Inc.	26,800	651
Dell, Inc. (Æ)	63,700	1,563

Disciplined Equity Fund
4

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Electronic Data Systems Corp.	10,700	217
Google, Inc. Class A (Æ)	3,900	2,703
Hewlett-Packard Co.	26,063	1,333
Ingram Micro, Inc. Class A (Æ)	28,500	567
Intel Corp.	114,100	2,976
International Business Machines Corp.	35,300	3,713
Lam Research Corp. (Æ)	17,000	779
Microsoft Corp.	180,500	6,065
Oracle Corp. (Æ)	46,900	946
Qualcomm, Inc.	5,100	208
Seagate Technology	34,300	885
Symantec Corp. (Æ)	66,844	1,190
Tech Data Corp. (Æ)	100	4
Texas Instruments, Inc.	10,700	338
Tyco Electronics, Ltd.	7,450	278
Vishay Intertechnology, Inc. (Æ)	50,200	627
Western Union Co. (The)	62,200	1,406
Xerox Corp.	33,800	570
		39,631
Materials - 4.3%
Carpenter Technology Corp. (Ñ)	15,000	1,132
Celanese Corp. Class A	27,900	1,107
Cleveland-Cliffs, Inc. (Ñ)	9,100	821
Dow Chemical Co. (The)	38,000	1,594
EI Du Pont de Nemours & Co.	20,100	927
Freeport-McMoRan Copper & Gold, Inc.	17,649	1,746
Hercules, Inc.	28,500	553
Lubrizol Corp.	10,100	648
Owens-Illinois, Inc. (Æ)	1,300	58
Packaging Corp. of America (Ñ)	100	3
Pactiv Corp. (Æ)	22,800	579
PPG Industries, Inc.	10,300	707
RPM International, Inc.	18,200	347
United States Steel Corp.	2,400	234
		10,456
Telecommunication Services - 3.5%
AT&T, Inc.	89,088	3,404
CenturyTel, Inc.	25,200	1,074
Embarq Corp.	22,813	1,163
Qwest Communications International, Inc. (Æ)(Ñ)	69,100	458
Sprint Nextel Corp.	61,666	957
Verizon Communications, Inc.	28,300	1,223
Windstream Corp. (Ñ)	7,100	92
		8,371

	Principal Amount ($) or Shares	Market Value $
Utilities - 3.2%
Centerpoint Energy, Inc. (Ñ)	59,500	1,062
Duke Energy Corp.	77,700	1,538
Dynegy, Inc. Class A (Æ)	2,242	17
Exelon Corp.	18,800	1,524
MDU Resources Group, Inc.	9,450	258
NRG Energy, Inc. (Æ)(Ñ)	26,000	1,102
SCANA Corp. (Ñ)	6,200	264
Sierra Pacific Resources (Ñ)	18,800	323
Southern Co. (Ñ)	7,800	294
Xcel Energy, Inc. (Ñ)	55,600	1,285
		7,667
Total Common Stocks (cost $202,912)		239,647
Short-Term Investments - 0.2%
AIM Short Term Investment Prime Portfolio	6	—	±
Federated Investors Prime Cash Obligations Fund	1,870	2
United States Treasury Bills (ç)(ÿ)(§) 3.812% due 12/06/07 200 200 4.152% due 12/06/07	250	250
Total Short-Term Investments (cost $452)		452
Other Securities - 11.0%
State Street Navigator Securities Prime Lending Portfolio (d)	26,429,353	26,429
Total Other Securities (cost $26,429)		26,429
Total Investments - 110.6% (identified cost $229,793)		266,528
Other Assets and Liabilities, Net - (10.6%)		(25,459)
Net Assets - 100.0%		241,069

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund
5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount	Unrealized Appreciation (Depreciation) $$
Long Positions
S&P 500 Index (CME) expiration date 12/07 (1)	371	1
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		1

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund
6

SSgA
Small Cap Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.8%
Consumer Discretionary - 14.9%
1-800-FLOWERS.COM, Inc. Class A (Æ)	47,600	498
Aeropostale, Inc. (Æ)(Ñ)	31,604	807
Aftermarket Technology Corp. (Æ)(Ñ)	20,534	573
American Axle & Manufacturing Holdings, Inc. (Ñ)	6,300	146
American Greetings Corp. Class A (Ñ)	8,500	198
Big Lots, Inc. (Æ)	54,700	1,021
Blount International, Inc. (Æ)(Ñ)	23,500	288
Blue Nile, Inc. (Æ)(Ñ)	13,301	982
Blyth, Inc. (Ñ)	41,843	823
Bob Evans Farms, Inc.	7,949	245
Buffalo Wild Wings, Inc. (Æ)(Ñ)	6,700	194
Capella Education Co. (Æ)	1,800	127
Helen of Troy, Ltd. (Æ)(Ñ)	25,419	461
ITT Educational Services, Inc. (Æ)	9,600	1,086
Jakks Pacific, Inc. (Æ)	44,832	1,132
Jo-Ann Stores, Inc. (Æ)(Ñ)	51,322	845
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	21,700	562
Movado Group, Inc. (Ñ)	31,400	870
Polaris Industries, Inc. (Ñ)	6,000	273
Rent-A-Center, Inc. Class A (Æ)(Ñ)	12,700	180
Shutterfly, Inc. (Æ)	2,500	71
Tempur-Pedic International, Inc.	26,800	796
Tupperware Brands Corp. (Ñ)	35,100	1,224
		13,402
Consumer Staples - 2.8%
Andersons, Inc. (The)	7,500	318
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	17,700	547
NBTY, Inc. (Æ)	32,343	966
Ralcorp Holdings, Inc. (Æ)	11,300	694
		2,525
Energy - 4.2%
Alon USA Energy, Inc. (Ñ)	24,300	676
Cal Dive International, Inc. (Æ)(Ñ)	6,300	78
Delek US Holdings, Inc. (Ñ)	40,711	751
Holly Corp.	10,173	493
NATCO Group, Inc. Class A (Æ)(Ñ)	19,300	917
Overseas Shipholding Group, Inc. (Ñ)	5,200	372
T-3 Energy Services, Inc. (Æ)	1,800	91
Trico Marine Services, Inc. (Æ)(Ñ)	9,899	350
		3,728
Financials - 17.3%
Advance America Cash Advance Centers, Inc. (Ñ)	28,470	260
Amtrust Financial Services, Inc. (Ñ)	49,500	629
Aspen Insurance Holdings, Ltd.	34,200	985

	Principal Amount ($) or Shares	Market Value $
Asta Funding, Inc. (Ñ)	29,838	1,079
Cash America International, Inc. (Ñ)	30,800	1,108
Cathay General Bancorp (Ñ)	6,200	180
Central Pacific Financial Corp. (Ñ)	31,000	627
CNA Surety Corp. (Æ)(Ñ)	1,881	39
Downey Financial Corp. (Ñ)	7,005	292
Ezcorp, Inc. Class A (Æ)(Ñ)	44,069	554
FBL Financial Group, Inc. Class A (Ñ)	8,400	311
Financial Federal Corp. (Ñ)	33,286	735
First Bancorp	80,177	524
First Cash Financial Services, Inc. (Æ)(Ñ)	17,731	301
First Citizens BancShares, Inc. Class A	400	63
First Financial Bankshares, Inc. (Ñ)	5,666	221
FirstFed Financial Corp. (Æ)(Ñ)	18,274	640
Gramercy Capital Corp. (ö)(Ñ)	19,100	454
Hilb Rogal & Hobbs Co.	10,700	457
Horace Mann Educators Corp.	10,697	209
Hospitality Properties Trust (ö)	6,100	223
International Bancshares Corp. (Ñ)	12,040	265
Max Capital Group, Ltd. (Ñ)	13,065	370
National Penn Bancshares, Inc. (Ñ)	20,100	316
PFF Bancorp, Inc. (Ñ)	6,100	57
Platinum Underwriters Holdings, Ltd. (Ñ)	25,300	919
Portfolio Recovery Associates, Inc. (Ñ)	26,300	1,059
Safety Insurance Group, Inc. (Ñ)	4,159	152
Strategic Hotels & Resorts, Inc. (ö)	40,600	743
Sunstone Hotel Investors, Inc. (ö)	33,830	785
UMB Financial Corp. (Ñ)	6,709	252
United Fire & Casualty Co. (Ñ)	22,364	689
		15,498
Health Care - 11.3%
AMERIGROUP Corp. (Æ)(Ñ)	26,601	914
Apria Healthcare Group, Inc. (Æ)(Ñ)	33,000	715
Arena Pharmaceuticals, Inc. (Æ)	48,200	422
Centene Corp. (Æ)(Ñ)	24,600	615
Chemed Corp. (Ñ)	14,843	804
Conmed Corp. (Æ)	34,900	868
Greatbatch, Inc. (Æ)(Ñ)	9,187	189
Healthspring, Inc. (Æ)	35,100	663
inVentiv Health, Inc. (Æ)(Ñ)	17,700	516
Lifecell Corp. (Æ)(Ñ)	13,700	555
Martek Biosciences Corp. (Æ)(Ñ)	21,266	550
Medcath Corp. (Æ)	8,061	205
Molina Healthcare, Inc. (Æ)(Ñ)	23,920	897
Myriad Genetics, Inc. (Æ)(Ñ)	3,500	169
Quidel Corp. (Æ)	33,000	624
Sciele Pharma, Inc. (Æ)(Ñ)	22,700	507
SurModics, Inc. (Æ)(Ñ)	4,300	222
United Therapeutics Corp. (Æ)	7,180	719
		10,154

Small Cap Fund
7

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 20.5%
Administaff, Inc.	26,366	862
Avis Budget Group, Inc. (Æ)	31,553	474
Belden, Inc. (Ñ)	17,000	783
Ceradyne, Inc. (Æ)	18,400	910
Columbus McKinnon Corp. (Æ)(Ñ)	9,400	292
Curtiss-Wright Corp. (Ñ)	19,500	1,052
Deluxe Corp.	30,900	976
Drew Industries, Inc. (Æ)(Ñ)	32,572	890
DynCorp International, Inc. Class A (Æ)(Ñ)	28,400	593
EMCOR Group, Inc. (Æ)(Ñ)	34,488	919
Encore Wire Corp. (Ñ)	39,049	668
EnPro Industries, Inc. (Æ)(Ñ)	28,210	863
GeoEye, Inc. (Æ)	8,600	273
GrafTech International, Ltd. (Æ)	70,623	1,135
Heidrick & Struggles International, Inc. (Ñ)	20,100	729
Interline Brands, Inc. (Æ)(Ñ)	18,855	451
Labor Ready, Inc. (Æ)(Ñ)	8,900	134
Landstar System, Inc.	3,109	124
Orbital Sciences Corp. (Æ)(Ñ)	40,029	963
Perini Corp. (Æ)	17,000	904
Raven Industries, Inc. (Ñ)	11,600	403
Rush Enterprises, Inc. Class A (Æ)(Ñ)	28,500	449
Taleo Corp. Class A (Æ)	32,500	917
TBS International, Ltd. Class A (Æ)(Ñ)	12,200	533
Teleflex, Inc.	4,800	290
Toro Co.	18,480	1,028
United Stationers, Inc. (Æ)(Ñ)	16,596	841
		18,456
Information Technology - 19.7%
Advanced Energy Industries, Inc. (Æ)	46,676	677
Anadigics, Inc. (Æ)(Ñ)	46,700	514
Arris Group, Inc. (Æ)(Ñ)	115,334	1,203
Aspen Technology, Inc. (Æ)(Ñ)	73,107	1,240
Blue Coat Systems, Inc. (Æ)	14,200	514
CACI International, Inc. Class A (Æ)	20,100	912
CSG Systems International, Inc. (Æ)(Ñ)	44,300	734
Emulex Corp. (Æ)	65,575	1,098
Informatica Corp. (Æ)(Ñ)	20,363	349
InterDigital, Inc. (Æ)(Ñ)	6,300	113
Ixia (Æ)(Ñ)	53,717	555
j2 Global Communications, Inc. (Æ)	19,400	472
LoopNet, Inc. (Æ)(Ñ)	16,100	247
Mantech International Corp. Class A (Æ)(Ñ)	27,351	1,058
MasTec, Inc. (Æ)(Ñ)	72,200	730
Micrel, Inc. (Ñ)	42,600	380
MKS Instruments, Inc. (Æ)(Ñ)	55,557	1,010
Novatel Wireless, Inc. (Æ)(Ñ)	49,554	770

	Principal Amount ($) or Shares	Market Value $
Plantronics, Inc. (Ñ)	36,253	973
RF Micro Devices, Inc. (Æ)(Ñ)	148,900	861
Sigma Designs, Inc. (Æ)	7,300	475
SPSS, Inc. (Æ)(Ñ)	25,675	928
SRA International, Inc. Class A (Æ)	3,800	104
Tekelec (Æ)(Ñ)	55,500	683
Tessera Technologies, Inc. (Æ)	3,000	116
Zoran Corp. (Æ)(Ñ)	43,100	941
		17,657
Materials - 5.0%
CF Industries Holdings, Inc.	11,182	1,017
Greif, Inc. Class A (Ñ)	8,200	484
HB Fuller Co.	2,100	53
Hecla Mining Co. (Æ)(Ñ)	45,100	529
Quanex Corp. (Ñ)	16,400	821
Rock-Tenn Co. Class A	9,093	240
Spartech Corp. (Ñ)	7,871	108
Terra Industries, Inc. (Æ)	24,012	907
Worthington Industries, Inc.	17,400	369
		4,528
Telecommunication Services - 4.1%
Cbeyond, Inc. (Æ)	27,700	1,146
Centennial Communications Corp. (Æ)	51,200	456
Cincinnati Bell, Inc. (Æ)(Ñ)	157,800	751
NTELOS Holdings Corp.	30,800	817
Syniverse Holdings, Inc. (Æ)(Ñ)	31,545	493
		3,663
Total Common Stocks (cost $93,659)		89,611
Short-Term Investments - 0.1%
Federated Investors Prime Cash Obligations Fund	109,003	109
Total Short-Term Investments (cost $109)		109
Other Securities - 24.5%
State Street Navigator Securities Prime Lending Portfolio (d)	22,048,888	22,049
Total Other Securities (cost $22,049)		22,049
Total Investments - 124.4% (identified cost $115,817)		111,769
Other Assets and Liabilities, Net - (24.4%)		(21,949)
Net Assets - 100.0%		89,820

See accompanying notes which are an integral part of the schedules of investments.

Small Cap Fund
8

SSgA
Core Opportunities Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.4%
Consumer Discretionary - 9.5%
AnnTaylor Stores Corp. (Æ)(Ñ)	23,900	728
Coach, Inc. (Æ)	23,279	865
GameStop Corp. Class A (Æ)	20,087	1,154
Home Depot, Inc.	31,300	894
International Game Technology (Ñ)	27,200	1,187
Newell Rubbermaid, Inc. (Ñ)	41,834	1,120
Target Corp. (Ñ)	11,900	715
		6,663
Consumer Staples - 12.1%
Colgate-Palmolive Co.	16,120	1,291
CVS Caremark Corp.	31,950	1,281
Loews Corp. - Carolina Group (Ñ)	13,391	1,191
PepsiCo, Inc.	12,600	972
Procter & Gamble Co.	21,417	1,585
Walgreen Co.	36,010	1,318
WM Wrigley Jr Co.	13,497	864
		8,502
Energy - 10.6%
ConocoPhillips	8,259	661
Exxon Mobil Corp.	25,646	2,287
Halliburton Co. (Ñ)	30,400	1,113
Occidental Petroleum Corp.	32,209	2,247
Schlumberger, Ltd.	12,041	1,125
		7,433
Financials - 14.7%
Aflac, Inc.	11,900	745
Bank of America Corp.	30,647	1,414
Bank of New York Mellon Corp. (The)	19,679	944
Citigroup, Inc.	26,993	899
Discover Financial Services (Ñ)	11,161	194
First Marblehead Corp. (The) (Ñ)	14,362	431
Goldman Sachs Group, Inc. (The)	7,188	1,629
JPMorgan Chase & Co.	33,971	1,550
Morgan Stanley	21,823	1,150
Wells Fargo & Co. (Ñ)	40,500	1,313
		10,269
Health Care - 10.9%
Baxter International, Inc.	20,363	1,219
Covidien, Ltd.	21,400	858
Medtronic, Inc.	18,144	923
Pfizer, Inc.	84,881	2,017

	Principal Amount ($) or Shares	Market Value $
Psychiatric Solutions, Inc. (Æ)(Ñ)	19,300	705
UnitedHealth Group, Inc.	34,573	1,901
		7,623
Industrials - 12.2%
Danaher Corp. (Ñ)	17,165	1,490
General Electric Co.	57,043	2,184
Joy Global, Inc. (Ñ)	21,300	1,235
Landstar System, Inc. (Ñ)	14,847	591
Thomas & Betts Corp. (Æ)(Ñ)	22,479	1,222
United Technologies Corp.	23,835	1,782
		8,504
Information Technology - 19.2%
Apple, Inc. (Æ)	7,889	1,438
Broadcom Corp. Class A (Æ)	31,431	840
Cisco Systems, Inc. (Æ)	77,030	2,158
Corning, Inc.	52,361	1,272
Google, Inc. Class A (Æ)	1,900	1,317
International Business Machines Corp.	7,318	770
Microsoft Corp.	53,854	1,809
Network Appliance, Inc. (Æ)	31,219	771
SanDisk Corp. (Æ)(Ñ)	17,243	646
Texas Instruments, Inc.	37,000	1,168
Yahoo!, Inc. (Æ)(Ñ)	47,185	1,265
		13,454
Materials - 4.5%
Freeport-McMoRan Copper & Gold, Inc.	12,900	1,276
Monsanto Co.	10,600	1,054
Rohm & Haas Co. (Ñ)	14,605	794
		3,124
Telecommunication Services - 2.2%
American Tower Corp. Class A (Æ)	34,014	1,549
Utilities - 2.5%
Edison International	16,400	918
Exelon Corp.	10,000	811
		1,729
Total Common Stocks (cost $55,818)		68,850
Short-Term Investments - 1.6%
SSgA Prime Money Market Fund	1,141,746	1,141
Total Short-Term Investments (cost $1,141)		1,141

Core Opportunities Fund
9

SSgA
Core Opportunities Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 18.2%
State Street Navigator Securities Prime Lending Portfolio (d)	12,736,645	12,737
Total Other Securities (cost $12,737)		12,737
Total Investments - 118.2% (identified cost $69,696)		82,728
Other Assets and Liabilities, Net - (18.2%)		(12,762)
Net Assets - 100.0%		69,966

See accompanying notes which are an integral part of the schedules of investments.

Core Opportunities Fund
10

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.4%
Apartments - 12.0%
AvalonBay Communities, Inc. (ö)(Ñ)	47,816	4,755
Equity Residential (ö)	169,844	6,320
Essex Property Trust, Inc. (ö)(Ñ)	32,039	3,324
		14,399
Diversified - 6.1%
Vornado Realty Trust (ö)	82,056	7,385
Health Care - 7.8%
HCP, Inc. (ö)	127,041	4,249
Ventas, Inc. (ö)	117,955	5,143
		9,392
Hotels/Leisure - 7.5%
Host Hotels & Resorts, Inc. (ö)	270,864	5,198
LaSalle Hotel Properties (ö)(Ñ)	62,370	2,320
Starwood Hotels & Resorts Worldwide, Inc.	29,028	1,558
		9,076
Industrial - 13.4%
AMB Property Corp. (ö)	85,066	5,203
Prologis (ö)	167,141	10,934
		16,137
Mixed Industrial/Office - 1.9%
Digital Realty Trust, Inc. (ö)	59,347	2,265
Office - 17.5%
Boston Properties, Inc. (ö)	81,473	8,018
Brookfield Properties Corp.	104,265	2,242
Corporate Office Properties Trust (ö)	72,170	2,607
Douglas Emmett, Inc. (ö)(Ñ)	136,577	3,279
SL Green Realty Corp. (ö)	47,389	4,924
		21,070
Regional Malls - 18.2%
General Growth Properties, Inc. (ö)(Ñ)	146,720	6,814
Simon Property Group, Inc. (ö)	127,057	12,509
Taubman Centers, Inc. (ö)	49,625	2,656
		21,979
Self Storage - 4.2%
Public Storage, Inc. (ö)(Ñ)	64,655	5,001

	Principal Amount ($) or Shares	Market Value $
Shopping Centers - 9.8%
Acadia Realty Trust (ö)(Ñ)	94,403	2,491
Federal Realty Investors Trust (ö)	45,644	3,797
Kimco Realty Corp. (ö)	141,239	5,578
		11,866
Total Common Stocks (cost $65,140)		118,570
Short-Term Investments - 1.1%
AIM Short Term Investment Prime Portfolio	2,106	2
Federated Investors Prime Cash Obligations Fund	1,269,109	1,269
Total Short-Term Investments (cost $1,271)		1,271
Other Securities - 13.8%
State Street Navigator Securities Prime Lending Portfolio (d)	16,618,439	16,618
Total Other Securities (cost $16,618)		16,618
Total Investments - 113.3% (identified cost $83,029)		136,459
Other Assets and Liabilities, Net - (13.3%)		(15,987)
Net Assets - 100.0%		120,472

See accompanying notes which are an integral part of the schedules of investments.

Tuckerman Active REIT Fund
11

SSgA
Aggressive Equity Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.2%
Consumer Discretionary - 19.8%
Autozone, Inc. (Æ)(Ñ)	5,822	650
Big Lots, Inc. (Æ)(Ñ)	25,263	472
Coach, Inc. (Æ)	6,513	242
Darden Restaurants, Inc. (Ñ)	9,967	396
Fossil, Inc. (Æ)(Ñ)	13,618	590
ITT Educational Services, Inc. (Æ)(Ñ)	5,132	581
McDonald's Corp.	9,967	583
Men's Wearhouse, Inc. (Ñ)	7,500	259
Omnicom Group, Inc. (Ñ)	11,645	568
Tempur-Pedic International, Inc. (Ñ)	1,900	56
Viacom, Inc. Class B (Æ)	10,066	423
Walt Disney Co. (The) (Ñ)	14,605	484
		5,304
Consumer Staples - 2.5%
JM Smucker Co. (The) (Ñ)	8,289	407
NBTY, Inc. (Æ)(Ñ)	9,276	277
		684
Energy - 12.1%
Chevron Corp. (Ñ)	7,599	667
ConocoPhillips (Ñ)	5,625	450
Dresser-Rand Group, Inc. (Æ)(Ñ)	11,151	397
Exxon Mobil Corp. (Ñ)	15,395	1,373
Holly Corp. (Ñ)	6,513	316
Tesoro Corp. (Ñ)	1,000	49
		3,252
Financials - 15.5%
American Express Co.	3,355	198
AON Corp. (Ñ)	13,026	651
Axis Capital Holdings, Ltd. (Ñ)	12,237	467
Colonial BancGroup, Inc. (The) (Ñ)	28,322	451
Franklin Resources, Inc.	3,454	426
GFI Group, Inc. (Æ)(Ñ)	1,678	163
JPMorgan Chase & Co.	20,724	945
MetLife, Inc. (Ñ)	4,737	311
XL Capital, Ltd. Class A	9,178	537
		4,149
Health Care - 11.9%
Aetna, Inc. (Ñ)	5,132	287
Arena Pharmaceuticals, Inc. (Æ)(Ñ)	54,079	473
Covidien, Ltd.	3,257	130
Humana, Inc. (Æ)(Ñ)	12,434	958
McKesson Corp. (Ñ)	15,197	1,014
UnitedHealth Group, Inc.	5,921	326
		3,188

	Principal Amount ($) or Shares	Market Value $
Industrials - 9.4%
Avis Budget Group, Inc. (Æ)	4,900	74
Ceradyne, Inc. (Æ)(Ñ)	3,849	190
Deluxe Corp. (Ñ)	7,993	253
GrafTech International, Ltd. (Æ)(Ñ)	5,600	90
ITT Corp. (Ñ)	4,441	286
Landstar System, Inc. (Ñ)	6,316	251
Lockheed Martin Corp.	5,724	634
Perini Corp. (Æ)(Ñ)	1,400	74
Roper Industries, Inc. (Ñ)	10,559	670
		2,522
Information Technology - 17.8%
Advanced Energy Industries, Inc. (Æ)(Ñ)	9,671	140
Apple, Inc. (Æ)	3,553	647
Arris Group, Inc. (Æ)	57,928	604
Dell, Inc. (Æ)	33,849	831
International Business Machines Corp.	9,375	986
j2 Global Communications, Inc. (Æ)(Ñ)	7,895	192
Motorola, Inc. (Ñ)	19,342	309
Novellus Systems, Inc. (Æ)(Ñ)	2,000	52
Oracle Corp. (Æ)	12,730	257
Tessera Technologies, Inc. (Æ)(Ñ)	19,835	766
		4,784
Materials - 5.1%
Lubrizol Corp.	2,467	158
Pactiv Corp. (Æ)(Ñ)	18,553	471
Terra Industries, Inc. (Æ)(Ñ)	19,835	750
		1,379
Telecommunication Services - 4.9%
Cbeyond, Inc. (Æ)(Ñ)	2,200	91
Centennial Communications Corp. (Æ)(Ñ)	47,862	426
CenturyTel, Inc. (Ñ)	16,579	707
US Cellular Corp. (Æ)(Ñ)	1,200	98
		1,322
Utilities - 0.2%
Portland General Electric Co. (Ñ)	2,100	56
Total Common Stocks (cost $26,358)		26,640
Short-Term Investments - 0.0%
Federated Investors Prime Cash Obligations Fund	197	—	±
Total Short-Term Investments (cost $0)		—	±

Aggressive Equity Fund
12

SSgA
Aggressive Equity Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 23.8%
State Street Navigator Securities Prime Lending Portfolio (d)	6,379,392	6,379
Total Other Securities (cost $6,379)		6,379
Total Investments - 123.0% (identified cost $32,737)		33,019
Other Assets and Liabilities, Net - (23.0%)		(6,178)
Net Assets - 100.0%		26,841

See accompanying notes which are an integral part of the schedules of investments.

Aggressive Equity Fund
13

SSgA
IAM SHARES Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.5%
Consumer Discretionary - 10.0%
99 Cents Only Stores (Æ)(Ñ)	5,700	46
Amazon.Com, Inc. (Æ)	4,500	407
AutoNation, Inc. (Æ)(Ñ)	7,400	122
Bed Bath & Beyond, Inc. (Æ)(Ñ)	3,900	123
Best Buy Co., Inc. (Ñ)	5,225	267
Black & Decker Corp. (Ñ)	5,400	446
Brunswick Corp. (Ñ)	4,700	96
Carnival Corp.	4,300	194
CBS Corp. Class B (Ñ)	13,001	357
Citadel Broadcasting Corp. (Ñ)	4,085	9
Coach, Inc. (Æ)	16,976	630
Comcast Corp. Class A (Æ)(Ñ)	63,466	1,304
Denny's Corp. (Æ)(Ñ)	20,300	83
DIRECTV Group, Inc. (The) (Æ)	24,011	597
Dow Jones & Co., Inc.	11,800	705
DR Horton, Inc. (Ñ)	5,100	61
Ethan Allen Interiors, Inc. (Ñ)	8,566	245
Family Dollar Stores, Inc.	2,500	59
Ford Motor Co. (Æ)(Ñ)	43,221	325
Gap, Inc. (The)	7,300	149
General Motors Corp. (Ñ)	9,900	295
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	4,000	115
Hanesbrands, Inc. (Æ)(Ñ)	1,900	54
Harley-Davidson, Inc.	11,100	533
Home Depot, Inc.	27,700	791
Jakks Pacific, Inc. (Æ)(Ñ)	100	3
JC Penney Co., Inc.	3,900	172
Johnson Controls, Inc.	24,000	927
Kohl's Corp. (Æ)	5,700	281
Koninklijke Philips Electronics NV	6,389	266
Leggett & Platt, Inc. (Ñ)	7,700	158
Liberty Global, Inc. Class A (Æ)(Ñ)	6,800	276
Liberty Media Corp. - Capital Series A (Æ)	1,201	143
Liberty Media Corp. - Interactive (Æ)	7,298	147
Lowe's Cos., Inc. (Ñ)	20,000	488
Macy's, Inc.	9,268	275
Marriott International, Inc. Class A	14,600	547
Matthews International Corp. Class A (Ñ)	3,500	154
McClatchy Co. Class A (Ñ)	3,070	41
McDonald's Corp.	20,130	1,177
Meredith Corp.	6,300	347
New York Times Co. (The) Class C (Ñ)	17,100	282
Newell Rubbermaid, Inc.	14,600	391
News Corp. Class A	27,100	571
Nordstrom, Inc. (Ñ)	3,600	121
Office Depot, Inc. (Æ)(Ñ)	4,800	82
Omnicom Group, Inc.	3,200	156
Phillips-Van Heusen	5,200	221

	Principal Amount ($) or Shares	Market Value $
Sears Holdings Corp. (Æ)(Ñ)	4,839	511
Sherwin-Williams Co. (The) (Ñ)	5,700	358
Sonic Automotive, Inc. Class A (Ñ)	4,700	109
Staples, Inc.	8,400	199
Starbucks Corp. (Æ)(Ñ)	8,800	206
Starwood Hotels & Resorts Worldwide, Inc. (ö)	4,300	231
Sun-Times Media Group, Inc. Class A (Æ)(Ñ)	6,700	7
Target Corp.	14,600	877
Tiffany & Co.	10,500	487
Time Warner, Inc.	69,850	1,206
Tribune Co.	7,006	217
Viacom, Inc. Class B (Æ)	12,101	508
WABCO Holdings, Inc. (Ñ)	866	41
Walt Disney Co. (The)	53,200	1,764
Washington Post Co. (The) Class B	521	420
Whirlpool Corp. (Ñ)	4,900	397
Wyndham Worldwide Corp.	3,360	98
Yum! Brands, Inc.	5,200	193
		23,068
Consumer Staples - 10.0%
Altria Group, Inc.	41,385	3,210
Anheuser-Busch Cos., Inc.	26,491	1,397
Archer-Daniels-Midland Co.	18,198	662
Arden Group, Inc. Class A (Ñ)	700	101
Campbell Soup Co.	10,190	374
Coca-Cola Co. (The)	37,575	2,333
ConAgra Foods, Inc.	21,300	533
Costco Wholesale Corp. (Ñ)	6,100	411
CVS Caremark Corp. (Ñ)	19,119	766
Dean Foods Co. (Ñ)	6,600	165
Energizer Holdings, Inc. (Æ)	300	34
Great Atlantic & Pacific Tea Co. (Æ)(Ñ)	3,000	90
Imperial Sugar Co. (Ñ)	700	16
JM Smucker Co. (The)	2,200	108
Kellogg Co.	7,435	402
Kimberly-Clark Corp. (Ñ)	13,688	956
Kraft Foods, Inc. Class A	34,109	1,178
Kroger Co. (The)	24,800	713
PepsiCo, Inc.	30,123	2,325
Procter & Gamble Co.	59,115	4,375
Rite Aid Corp. (Æ)(Ñ)	25,600	95
Safeway, Inc.	18,600	647
Sara Lee Corp.	36,430	613
Spectrum Brands, Inc. (Æ)(Ñ)	5,700	29
Supervalu, Inc.	8,500	356
Sysco Corp.	19,900	647
Walgreen Co.	16,300	596
		23,132

IAM Shares Fund
14

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy - 11.6%
Anadarko Petroleum Corp.	7,000	396
Apache Corp.	5,400	523
Baker Hughes, Inc.	6,200	498
BP PLC - ADR	3,568	259
Chevron Corp.	47,329	4,154
ConocoPhillips	28,377	2,271
Devon Energy Corp.	7,700	638
El Paso Corp.	10,300	166
EOG Resources, Inc.	3,200	265
Exxon Mobil Corp.	110,168	9,823
Halliburton Co.	14,660	537
Hess Corp.	6,100	434
Marathon Oil Corp.	8,200	458
Occidental Petroleum Corp.	8,000	558
Schlumberger, Ltd.	31,782	2,970
Spectra Energy Corp.	9,498	234
Transocean, Inc. (Æ)	9,070	1,245
Valero Energy Corp.	8,200	534
Williams Cos., Inc.	8,400	292
XTO Energy, Inc.	6,100	377
		26,632
Financials - 15.9%
ACE, Ltd.	3,200	191
Aegon NV	32,703	581
Aflac, Inc.	7,900	495
Allstate Corp. (The)	8,800	450
American Express Co.	21,200	1,250
American Financial Group, Inc. (Ñ)	19,521	570
American International Group, Inc.	34,074	1,981
Ameriprise Financial, Inc.	3,340	196
AON Corp.	5,900	295
Bank of America Corp.	77,134	3,558
Bank of New York Mellon Corp. (The)	18,598	892
BB&T Corp. (Ñ)	7,900	285
Bear Stearns Cos., Inc. (The) (Ñ)	1,600	160
Capital One Financial Corp.	8,061	430
Charles Schwab Corp. (The)	13,300	323
Chubb Corp.	2,800	153
Citigroup, Inc.	106,601	3,550
Countrywide Financial Corp. (Ñ)	8,200	89
Discover Financial Services	6,550	114
E*Trade Financial Corp. (Æ)(Ñ)	7,100	33
Fannie Mae	12,200	469
Fifth Third Bancorp (Ñ)	6,200	185
Franklin Resources, Inc.	1,700	209
Freddie Mac	7,900	277
Goldman Sachs Group, Inc. (The)	5,700	1,292
Hartford Financial Services Group, Inc.	3,200	305
Host Hotels & Resorts, Inc. (ö)	30,354	583

	Principal Amount ($) or Shares	Market Value $
HSBC Holdings PLC - ADR (Ñ)	9,811	839
Janus Capital Group, Inc. (Ñ)	28,787	966
JPMorgan Chase & Co.	58,686	2,677
Keycorp	5,100	134
Lehman Brothers Holdings, Inc.	8,400	526
M&T Bank Corp.	1,300	118
Marsh & McLennan Cos., Inc.	9,000	226
Marshall & Ilsley Corp. (Ñ)	2,900	91
Merrill Lynch & Co., Inc.	14,200	851
MetLife, Inc.	11,600	761
Moody's Corp. (Ñ)	4,000	151
Morgan Stanley	13,100	691
National City Corp. (Ñ)	6,400	126
Northern Trust Corp.	3,100	251
Plum Creek Timber Co., Inc. (ö)(Ñ)	2,400	111
PNC Financial Services Group, Inc.	4,100	300
Potlatch Corp. (ö)(Ñ)	10,700	491
Principal Financial Group, Inc.	2,500	164
Progressive Corp. (The)	9,600	177
Prologis (ö)	3,200	209
Prudential Financial, Inc.	7,600	716
Regions Financial Corp. (Ñ)	10,442	276
Simon Property Group, Inc. (ö)	3,100	305
SLM Corp.	6,300	240
Sovereign Bancorp, Inc. (Ñ)	6,245	74
SunTrust Banks, Inc.	3,900	273
Synovus Financial Corp.	4,200	105
Travelers Cos., Inc. (The)	24,883	1,322
US Bancorp	23,912	791
Vornado Realty Trust (ö)	2,000	180
Wachovia Corp.	31,819	1,368
Washington Mutual, Inc. (Ñ)	11,550	225
Wells Fargo & Co.	56,700	1,839
		36,490
Health Care - 11.3%
Abbott Laboratories	25,400	1,461
Aetna, Inc.	8,000	447
Allergan, Inc.	4,200	282
Allied Healthcare Products (Æ)	700	4
Amgen, Inc. (Æ)	19,872	1,098
Applera Corp. - Applied Biosystems Group (Ñ)	15,135	517
Applera Corp. - Celera Group (Æ)	6,600	100
Baxter International, Inc.	20,536	1,229
Biogen Idec, Inc. (Æ)	4,800	356
Boston Scientific Corp. (Æ)	15,263	193
Bristol-Myers Squibb Co.	26,000	770
Cardinal Health, Inc.	4,000	242
Cigna Corp.	4,500	241
Coventry Health Care, Inc. (Æ)	2,100	122

IAM SHARES Fund
15

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Covidien, Ltd.	9,175	368
Edwards Lifesciences Corp. (Æ)(Ñ)	7,733	382
Eli Lilly & Co.	17,200	911
Express Scripts, Inc. Class A (Æ)	4,600	312
Forest Laboratories, Inc. (Æ)	4,400	170
Genzyme Corp. (Æ)	3,800	285
Gilead Sciences, Inc. (Æ)	13,600	633
Humana, Inc. (Æ)	2,200	169
Invitrogen Corp. (Æ)	5,412	525
Johnson & Johnson	37,100	2,513
McKesson Corp.	4,600	307
Medco Health Solutions, Inc. (Æ)	5,062	506
Medtronic, Inc.	18,500	941
Merck & Co., Inc.	48,656	2,888
PerkinElmer, Inc.	11,700	319
Pfizer, Inc.	95,345	2,265
Schering-Plough Corp.	38,300	1,199
St. Jude Medical, Inc. (Æ)	5,200	207
STERIS Corp.	11,691	327
Stryker Corp.	3,200	232
Thermo Fisher Scientific, Inc. (Æ)	11,200	646
UnitedHealth Group, Inc.	22,100	1,215
WellPoint, Inc. (Æ)	8,500	716
Wyeth	16,300	800
Zimmer Holdings, Inc. (Æ)	3,370	218
		26,116
Industrials - 15.7%
3M Co.	19,600	1,632
Actuant Corp. Class A	7,800	247
Alaska Air Group, Inc. (Æ)(Ñ)	1,900	48
Allied Waste Industries, Inc. (Æ)(Ñ)	10,400	119
Ametek, Inc.	3,900	172
Arkansas Best Corp. (Ñ)	400	9
Avis Budget Group, Inc. (Æ)(Ñ)	1,800	27
Boeing Co.	16,400	1,518
Caterpillar, Inc.	16,921	1,217
Continental Airlines, Inc. Class A (Æ)(Ñ)	3,300	93
Cooper Industries, Ltd. Class A	600	30
CSX Corp. (Ñ)	10,000	420
Cummins, Inc.	600	70
Danaher Corp. (Ñ)	12,700	1,103
Deere & Co.	5,500	945
Dover Corp.	13,200	611
Eaton Corp.	7,800	697
Emerson Electric Co.	29,000	1,654
Energy Conversion Devices, Inc. (Æ)(Ñ)	4,700	122
FedEx Corp.	3,100	305
Foster Wheeler, Ltd. (Æ)	100	15
Gardner Denver, Inc. (Æ)	800	26
General Dynamics Corp.	11,910	1,057

	Principal Amount ($) or Shares	Market Value $
General Electric Co.	195,921	7,502
Hexcel Corp. (Æ)	2,600	66
HNI Corp. (Ñ)	900	33
Honeywell International, Inc.	20,362	1,153
Illinois Tool Works, Inc.	19,008	1,055
Ingersoll-Rand Co., Ltd. Class A	5,300	274
Kansas City Southern (Æ)(Ñ)	8,550	294
Katy Industries, Inc. (Æ)	5,900	8
KBR, Inc. (Æ)	5,948	237
L-3 Communications Holdings, Inc.	4,800	531
Lockheed Martin Corp.	6,119	677
Manpower, Inc.	6,300	385
Masco Corp.	18,800	421
Metavante Technologies, Inc. (Æ)	966	22
Norfolk Southern Corp.	12,800	655
Northrop Grumman Corp.	10,496	827
Paccar, Inc. (Ñ)	14,175	717
Parker Hannifin Corp.	3,000	238
Precision Castparts Corp.	2,400	354
Raytheon Co.	11,500	711
Rockwell Automation, Inc. (Ñ)	4,200	285
Rockwell Collins, Inc.	2,200	159
RR Donnelley & Sons Co.	12,300	451
Ryder System, Inc. (Ñ)	7,500	325
Siemens AG - ADR	2,700	410
Southwest Airlines Co. (Ñ)	28,225	399
Tecumseh Products Co. Class A (Æ)(Ñ)	3,800	90
Terex Corp. (Æ)	1,700	110
Textron, Inc.	4,200	290
Toro Co. (Ñ)	2,300	128
Trane, Inc.	2,600	95
Tyco International, Ltd.	9,175	368
UAL Corp. (Æ)(Ñ)	1,200	49
Union Pacific Corp.	7,200	908
United Parcel Service, Inc. Class B	19,514	1,438
United Technologies Corp.	20,600	1,540
US Airways Group, Inc (Æ)(Ñ)	2,300	48
Waste Management, Inc.	18,818	646
Watts Water Technologies, Inc. Class A (Ñ)	400	12
YRC Worldwide, Inc. (Æ)(Ñ)	200	3
		36,051
Information Technology - 14.1%
Adobe Systems, Inc. (Æ)	8,200	346
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,100	79
Agilent Technologies, Inc. (Æ)	4,142	157
Amphenol Corp. Class A	15,400	668
Analog Devices, Inc.	6,800	209
Apple, Inc. (Æ)	14,800	2,697
Applied Materials, Inc.	20,600	388
Autodesk, Inc. (Æ)	3,000	141

IAM SHARES Fund
16

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Automatic Data Processing, Inc.	6,900	311
Axcelis Technologies, Inc. (Æ)(Ñ)	28,200	134
Broadcom Corp. Class A (Æ)	5,850	156
Broadridge Financial Solutions, Inc. (Ñ)	1,725	39
CA, Inc. (Ñ)	4,700	115
Cisco Systems, Inc. (Æ)	79,400	2,225
Computer Sciences Corp. (Æ)(Ñ)	10,845	573
Corning, Inc.	24,400	593
Dell, Inc. (Æ)	38,300	940
Diebold, Inc. (Ñ)	14,500	492
eBay, Inc. (Æ)	19,500	654
Electronic Arts, Inc. Series C (Æ)(Ñ)	5,000	281
Electronic Data Systems Corp.	8,500	172
EMC Corp. (Æ)	30,000	578
Google, Inc. Class A (Æ)	1,500	1,039
Hewlett-Packard Co.	47,132	2,411
Intel Corp.	75,600	1,972
International Business Machines Corp.	20,500	2,156
KLA-Tencor Corp. (Ñ)	2,500	120
Maxim Integrated Products, Inc.	6,400	148
Micron Technology, Inc. (Æ)(Ñ)	13,500	112
Microsoft Corp.	167,000	5,611
Motorola, Inc.	39,700	634
National Semiconductor Corp. (Ñ)	5,600	128
Network Appliance, Inc. (Æ)	4,900	121
Nortel Networks Corp. (Æ)(Ñ)	5,700	96
Oracle Corp. (Æ)	65,749	1,327
Paychex, Inc.	4,300	168
Qualcomm, Inc.	21,200	865
Quantum Corp. (Æ)(Ñ)	38,900	123
Seagate Technology	8,600	222
Symantec Corp. (Æ)	17,345	309
Texas Instruments, Inc.	27,100	856
Tyco Electronics, Ltd.	9,175	343
Western Union Co. (The)	8,736	197
Xerox Corp.	44,500	751
Xilinx, Inc. (Ñ)	7,000	153
Yahoo!, Inc. (Æ)	21,100	566
		32,376
Materials - 2.8%
AbitibiBowater, Inc. (Ñ)	416	9
Air Products & Chemicals, Inc.	6,000	594
Alcoa, Inc.	14,800	538
Allegheny Technologies, Inc.	3,100	303
AngloGold Ashanti, Ltd. - ADR	400	20
Ashland, Inc.	600	30
Brush Engineered Materials, Inc. (Æ)(Ñ)	1,000	45
Chemtura Corp. (Ñ)	1,900	14
Domtar Corp. (Æ)(Ñ)	20,026	152

	Principal Amount ($) or Shares	Market Value $
Dow Chemical Co. (The)	22,888	960
Ecolab, Inc.	1,100	53
EI Du Pont de Nemours & Co.	5,200	240
Freeport-McMoRan Copper & Gold, Inc.	1,876	186
Hercules, Inc.	900	18
International Paper Co. (Ñ)	11,473	387
Martin Marietta Materials, Inc. (Ñ)	3,700	498
Monsanto Co.	4,200	417
Newmont Mining Corp.	5,100	253
PPG Industries, Inc.	2,800	192
Rohm & Haas Co. (Ñ)	7,236	394
Temple-Inland, Inc. (Ñ)	8,600	395
Vulcan Materials Co. Series REGS	3,400	302
Weyerhaeuser Co.	6,303	461
		6,461
Technology - 0.1%
Sun Microsystems, Inc. (Æ)	11,150	232
Telecommunication Services - 3.6%
AT&T, Inc.	118,581	4,531
Embarq Corp.	2,559	130
Qwest Communications International, Inc. (Æ)(Ñ)	25,000	166
Sprint Nextel Corp.	39,389	611
Verizon Communications, Inc.	63,772	2,756
		8,194
Utilities - 2.4%
AES Corp. (The) (Æ)	11,000	240
Ameren Corp.	3,000	161
American Electric Power Co., Inc.	5,300	253
Constellation Energy Group, Inc.	3,000	301
Dominion Resources, Inc. (Ñ)	10,600	501
Duke Energy Corp.	14,596	289
Edison International	5,500	308
Entergy Corp.	2,200	263
Exelon Corp.	11,300	916
FirstEnergy Corp.	4,200	288
FPL Group, Inc.	5,100	356
PG&E Corp.	5,800	268
PPL Corp.	6,400	326
Public Service Enterprise Group, Inc.	4,200	402
Sempra Energy	4,100	257
Southern Co.	11,200	421
		5,550
Total Common Stocks (cost $174,062)		224,302

IAM SHARES Fund
17

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.3%
AIM Short Term Investment Prime Portfolio	5,017,322	5,017
American Beacon Money Market Fund	102,845	103
United States Treasury Bills (ç)(ÿ)(§) 3.900% due 12/06/07	40	40
4.150% due 12/06/07	210	210
Total Short-Term Investments (cost $5,370)		5,370
Warrants & Rights - 0.0%
Raytheon Co. 2011 Warrants (Æ)	414	11
Total Warrants & Rights (cost $0)		11
Other Securities - 8.4%
State Street Navigator Securities Prime Lending Portfolio (d)	19,219,475	19,219
Total Other Securities (cost $19,219)		19,219
Total Investments - 108.2% (identified cost $198,651)		248,902
Other Assets and Liabilities, Net - (8.2%)		(18,777)
Net Assets - 100.0%		230,125

Futures Contracts (Number of Contracts)	Notional Amount	Unrealized Appreciation (Depreciation) $$
Long Positions
S&P 500 Index (CME) expiration date 12/07 (15)	5,564	(48)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(48)

See accompanying notes which are an integral part of the schedules of investments.

IAM SHARES Fund
18

SSgA
Large Cap Value Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.8%
Consumer Discretionary - 11.0%
Apollo Group, Inc. Class A (Æ)	2,600	199
Autozone, Inc. (Æ)	1,300	145
Big Lots, Inc. (Æ)	6,700	125
CBS Corp. Class B	1,300	36
Fossil, Inc. (Æ)	1,000	43
GameStop Corp. Class A (Æ)	4,400	253
ITT Educational Services, Inc. (Æ)	1,600	181
Liberty Media Corp. - Capital Series A (Æ)	200	24
McDonald's Corp.	5,300	310
Sherwin-Williams Co. (The)	1,000	63
Tupperware Brands Corp.	4,500	157
		1,536
Consumer Staples - 5.0%
Archer-Daniels-Midland Co.	400	15
Constellation Brands, Inc. Class A (Æ)	3,300	78
Energizer Holdings, Inc. (Æ)	1,200	136
Loews Corp. - Carolina Group	2,300	205
NBTY, Inc. (Æ)	4,100	122
Procter & Gamble Co.	1,300	96
Reynolds American, Inc.	800	56
		708
Energy - 16.7%
Chevron Corp.	5,100	448
ConocoPhillips	5,700	456
Dresser-Rand Group, Inc. (Æ)	3,000	107
Exxon Mobil Corp.	10,300	918
Frontier Oil Corp.	4,700	208
Global Industries, Ltd. (Æ)	2,100	46
Marathon Oil Corp.	1,700	95
Occidental Petroleum Corp.	900	63
		2,341
Financials - 27.8%
ACE, Ltd.	4,100	245
Allied World Assurance Holdings, Ltd.	600	28
American Express Co.	3,300	195
American International Group, Inc.	1,200	70
Ameriprise Financial, Inc.	2,300	135
AON Corp.	4,900	245
Arch Capital Group, Ltd. (Æ)	1,200	84
Axis Capital Holdings, Ltd.	2,400	91
Bank of America Corp.	13,100	604
Bank of New York Mellon Corp. (The)	5,500	264
Chubb Corp.	3,600	196
Citigroup, Inc.	5,500	183
Endurance Specialty Holdings, Ltd.	2,600	105

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase & Co.	10,324	471
Keycorp	3,000	79
Marshall & Ilsley Corp.	2,800	88
MetLife, Inc.	1,800	118
PartnerRe, Ltd.	1,100	91
PNC Financial Services Group, Inc.	700	51
RenaissanceRe Holdings, Ltd.	3,600	213
SVB Financial Group (Æ)	400	21
UnionBanCal Corp.	800	43
Wachovia Corp.	2,200	95
XL Capital, Ltd. Class A	3,100	181
		3,896
Health Care - 8.5%
Aetna, Inc.	3,000	168
Cigna Corp.	2,000	107
Eli Lilly & Co.	5,200	275
Humana, Inc. (Æ)	3,000	231
McKesson Corp.	700	47
Pfizer, Inc.	15,200	361
		1,189
Industrials - 14.1%
AGCO Corp. (Æ)	4,200	290
Belden, Inc.	300	14
Caterpillar, Inc.	3,100	223
Ceradyne, Inc. (Æ)	600	30
Deluxe Corp.	3,700	117
Fluor Corp.	1,600	235
General Electric Co.	12,200	467
McDermott International, Inc. (Æ)	1,100	57
Northrop Grumman Corp.	1,500	118
Shaw Group, Inc. (The) (Æ)	3,100	197
Thomas & Betts Corp. (Æ)	1,700	92
Toro Co.	400	22
Tyco International, Ltd.	2,300	92
Walter Industries, Inc. Class A	800	28
		1,982
Information Technology - 3.8%
Apple, Inc. (Æ)	300	55
Atmel Corp. (Æ)	12,800	56
McAfee, Inc. (Æ)	3,800	148
Motorola, Inc.	16,700	267
		526
Materials - 2.6%
OM Group, Inc. (Æ)	700	40
Pactiv Corp. (Æ)	4,300	109
Terra Industries, Inc. (Æ)	5,800	219
		368

Large Cap Value Fund
19

SSgA
Large Cap Value Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 5.2%
AT&T, Inc.	8,513	325
CenturyTel, Inc.	2,300	98
Telephone & Data Systems, Inc.	1,400	87
Verizon Communications, Inc.	5,200	225
		735
Utilities - 4.1%
Consolidated Edison, Inc.	1,700	82
Dominion Resources, Inc.	1,400	66
Duke Energy Corp.	4,300	85
Energen Corp.	1,800	115
MDU Resources Group, Inc.	900	25
Southern Co.	5,500	207
		580
Total Common Stocks (cost $12,225)		13,861
Short-Term Investments - 2.1%
SSgA Prime Money Market Fund	298,186	298
Total Short-Term Investments (cost $298)		298
Total Investments - 100.9% (identified cost $12,523)		14,159
Other Assets and Liabilities, Net - (0.9%)		(132)
Net Assets - 100.0%		14,027

See accompanying notes which are an integral part of the schedules of investments.

Large Cap Value Fund
20

SSgA
Concentrated Growth Opportunities Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.7%
Consumer Discretionary - 14.8%
Coach, Inc. (Æ)	12,480	464
Dick's Sporting Goods, Inc. (Æ)	13,000	406
GameStop Corp. Class A (Æ)	11,400	655
Home Depot, Inc.	17,400	497
International Game Technology	14,600	637
		2,659
Consumer Staples - 6.7%
CVS Caremark Corp.	13,200	529
Walgreen Co.	18,700	684
		1,213
Energy - 4.5%
Occidental Petroleum Corp.	11,700	816
Financials - 6.8%
CME Group, Inc. Class A	890	586
Goldman Sachs Group, Inc. (The)	2,800	635
		1,221
Health Care - 12.5%
Baxter International, Inc.	13,300	796
Medtronic, Inc.	14,100	717
Pfizer, Inc.	30,800	732
		2,245
Industrials - 11.9%
Joy Global, Inc.	11,300	655
Thomas & Betts Corp. (Æ)	9,100	495
United Technologies Corp.	13,400	1,002
		2,152
Information Technology - 30.1%
Adobe Systems, Inc. (Æ)	10,200	430
Akamai Technologies, Inc. (Æ)	6,400	243
Broadcom Corp. Class A (Æ)	15,000	401
Cisco Systems, Inc. (Æ)	44,000	1,233
Corning, Inc.	36,200	879
Google, Inc. Class A (Æ)	1,670	1,157
SanDisk Corp. (Æ)	13,400	502
Yahoo!, Inc. (Æ)	21,400	574
		5,419

	Principal Amount ($) or Shares	Market Value $
Materials - 7.4%
Freeport-McMoRan Copper & Gold, Inc.	6,080	602
Monsanto Co.	7,400	735
		1,337
Telecommunication Services - 4.0%
American Tower Corp. Class A (Æ)	15,800	720
Total Common Stocks (cost $15,566)		17,782
Short-Term Investments - 1.6%
SSgA Prime Money Market Fund	290,754	291
Total Short-Term Investments (cost $291)		291
Total Investments - 100.3% (identified cost $15,857)		18,073
Other Assets and Liabilities, Net - (0.3%)		(49)
Net Assets - 100.0%		18,024

See accompanying notes which are an integral part of the schedules of investments.

Concentrated Growth Opportunities Fund
21

SSgA
Directional Core Equity Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.5%
Consumer Discretionary - 17.8%
Apollo Group, Inc. Class A (Æ)	2,600	199
Autozone, Inc. (Æ)	4,800	536
Big Lots, Inc. (Æ)(Å)	37,100	693
Black & Decker Corp.	800	66
Career Education Corp. (Æ)	3,792	109
Cinemark Holdings, Inc.	7,300	122
Dollar Tree Stores, Inc. (Æ)	3,100	89
GameStop Corp. Class A (Æ)	8,400	483
ITT Educational Services, Inc. (Æ)	6,400	724
Mattel, Inc.	6,300	126
McDonald's Corp.	6,600	386
Omnicom Group, Inc.	4,600	224
RadioShack Corp.	17,100	316
Sherwin-Williams Co. (The)	2,600	163
Sotheby's Class A	19,200	719
Tempur-Pedic International, Inc.	20,500	609
Tupperware Brands Corp.	23,000	802
		6,366
Consumer Staples - 5.4%
Altria Group, Inc.	2,400	186
Energizer Holdings, Inc. (Æ)	2,400	273
Loews Corp. - Carolina Group	7,900	703
NBTY, Inc. (Æ)(Å)	25,900	773
		1,935
Energy - 10.0%
Alpha Natural Resources, Inc. (Æ)	3,400	95
Chevron Corp.	1,750	154
ConocoPhillips	2,300	184
Exxon Mobil Corp. (Å)	19,390	1,729
Frontier Oil Corp.	24,600	1,087
Murphy Oil Corp.	4,600	329
		3,578
Financials - 16.0%
ACE, Ltd. (Å)	9,300	556
Allied World Assurance Holdings, Ltd.	10,100	467
American Express Co. (Å)	19,400	1,144
American Financial Group, Inc.	10,600	310
Ameriprise Financial, Inc.	2,800	164
Axis Capital Holdings, Ltd.	6,500	248
Bank of America Corp. (Å)	11,369	525
Chubb Corp.	5,108	279
Citigroup, Inc. (Å)	10,669	355
Eaton Vance Corp.	2,400	105
JPMorgan Chase & Co.	19,500	890
MetLife, Inc.	1,200	79
Morgan Stanley	6,400	337
Odyssey Re Holdings Corp.	2,100	81

	Principal Amount ($) or Shares	Market Value $
PNC Financial Services Group, Inc.	800	59
Travelers Cos., Inc. (The)	1,100	58
		5,657
Health Care - 13.0%
AmerisourceBergen Corp. Class A	3,700	168
Amylin Pharmaceuticals, Inc. (Æ)	20,900	798
Becton Dickinson & Co.	50	4
Coventry Health Care, Inc. (Æ)	1,400	81
Endo Pharmaceuticals Holdings, Inc. (Æ)	1,400	38
Express Scripts, Inc. Class A (Æ)	9,700	657
Humana, Inc. (Æ)	10,500	809
Illumina, Inc. (Æ)	1,300	75
Kinetic Concepts, Inc. (Æ)	9,300	545
Merck & Co., Inc. (Å)	6,310	375
Pfizer, Inc.	15,820	376
PharMerica Corp. (Æ)	308	5
Vertex Pharmaceuticals, Inc. (Æ)	28,300	719
		4,650
Industrials - 17.9%
3M Co.	1,300	108
AGCO Corp. (Æ)	7,500	517
Belden, Inc.	16,400	755
Ceradyne, Inc. (Æ)	10,800	534
Cooper Industries, Ltd. Class A	3,400	171
Cummins, Inc.	1,666	195
Deluxe Corp.	21,500	679
EMCOR Group, Inc. (Æ)	5,000	133
General Electric Co. (Å)	11,681	447
GrafTech International, Ltd. (Æ)	28,600	460
Lockheed Martin Corp. (Å)	7,773	860
McDermott International, Inc. (Æ)	18,700	978
Shaw Group, Inc. (The) (Æ)	6,900	438
Terex Corp. (Æ)(Å)	1,500	97
		6,372
Information Technology - 14.8%
Accenture, Ltd. Class A	2,200	76
Atmel Corp. (Æ)	80,600	354
Cisco Systems, Inc. (Æ)(Å)	39,200	1,098
eBay, Inc. (Æ)	13,000	436
Emulex Corp. (Æ)(Å)	42,400	710
Infinera Corp. (Æ)	18,000	393
j2 Global Communications, Inc. (Æ)	5,900	143
Microsoft Corp.	5,200	175
Motorola, Inc. (Å)	60,504	966
Nuance Communications, Inc. (Æ)	33,000	666
Tessera Technologies, Inc. (Æ)(Å)	3,600	139
Texas Instruments, Inc.	4,015	127
		5,283

Directional Core Equity Fund
22

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 1.4%
AT&T, Inc.	10,600	405
Telephone & Data Systems, Inc.	1,500	93
		498
Utilities - 1.2%
Edison International	2,000	112
Energen Corp.	2,900	185
FPL Group, Inc.	900	63
Questar Corp.	1,600	85
		445
Total Common Stocks (cost $35,714)		34,784
Short-Term Investments - 5.6%
AIM Short-Term Investment Prime Portfolio	1,500,867	1,501
Federated Investors Prime Cash Obligations Fund	524,787	525
Total Short-Term Investments (cost $525)		2,026
Total Investments - 103.1% (identified cost $36,239)		36,810
Securities Sold Short - (32.6%)
Consumer Discretionary - (5.7%)
Carmax, Inc. (Æ)	(24,400)	(558)
Dillard's, Inc. Class A	(6,400)	(130)
DR Horton, Inc.	(6,900)	(83)
Foot Locker, Inc.	(1,500)	(20)
Gemstar-TV Guide International, Inc. (Æ)	(59,100)	(349)
Las Vegas Sands Corp. (Æ)	(1,700)	(193)
Saks, Inc.	(22,200)	(457)
Scientific Games Corp. Class A (Æ)	(4,900)	(159)
Toll Brothers, Inc. (Æ)	(3,500)	(72)
		(2,021)
Consumer Staples - (0.6%)
Archer-Daniels-Midland Co.	(5,600)	(204)
Energy - (1.8%)
Hercules Offshore, Inc. (Æ)	(14,100)	(353)
W-H Energy Services, Inc. (Æ)	(3,100)	(156)
Williams Cos., Inc.	(4,300)	(149)
		(658)
Financials - (1.4%)
Boston Properties, Inc. (ö)	(2,100)	(206)
NYSE Euronext	(2,700)	(234)
OneBeacon Insurance Group, Ltd. Class A	(3,500)	(74)
		(514)

	Principal Amount ($) or Shares	Market Value $
Health Care - (5.2%)
Boston Scientific Corp. (Æ)	(4,300)	(54)
Genentech, Inc. (Æ)	(6,500)	(496)
Immucor, Inc. (Æ)	(6,700)	(222)
OSI Pharmaceuticals, Inc. (Æ)	(12,500)	(583)
Sepracor, Inc. (Æ)	(18,600)	(493)
		(1,848)
Industrials - (6.0%)
BE Aerospace, Inc. (Æ)	(10,000)	(470)
Brink's Co. (The)	(1,500)	(96)
Bucyrus International, Inc. Class A	(2,500)	(219)
Covanta Holding Corp. (Æ)	(14,500)	(391)
Fastenal Co.	(5,800)	(230)
Geo Group, Inc. (The) (Æ)	(15,500)	(395)
Monster Worldwide, Inc. (Æ)	(10,600)	(358)
		(2,159)
Information Technology - (9.2%)
Advanced Micro Devices, Inc. (Æ)	(39,200)	(383)
Arrow Electronics, Inc. (Æ)	(1,700)	(63)
Ciena Corp. (Æ)	(11,500)	(506)
Corning, Inc. 2008	(6,900)	(168)
Dolby Laboratories, Inc. Class A (Æ)	(12,800)	(643)
JDS Uniphase Corp. (Æ)	(12,500)	(168)
Microsemi Corp. (Æ)	(13,500)	(309)
SanDisk Corp. (Æ)	(3,800)	(142)
SAVVIS, Inc. (Æ)	(13,000)	(417)
Tech Data Corp. (Æ)	(5,300)	(199)
VeriFone Holdings, Inc. (Æ)	(6,400)	(307)
		(3,305)
Materials - (0.7%)
Allegheny Technologies, Inc.	(1,200)	(117)
Titanium Metals Corp.	(4,300)	(128)
		(245)
Telecommunication Services - (1.7%)
MetroPCS Communications, Inc. (Æ)	(8,800)	(150)
SBA Communications Corp. Class A (Æ)	(11,800)	(442)
		(592)
Utilities - (0.3%)
AES Corp. (The) (Æ)	(4,700)	(103)
Total Securities Sold Short (proceeds $11,262)		(11,649)
Other Assets and Liabilities, Net - 29.5%		10,535
Net Assets - 100.0%		35,696

See accompanying notes which are an integral part of the schedules of investments.

Directional Core Equity Fund
23

SSgA
Enhanced Small Cap Fund

Schedule of Investments — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 94.5%
Consumer Discretionary - 13.2%
Aeropostale, Inc. (Æ)	9,800	250
AFC Enterprises (Æ)	5,500	60
Aftermarket Technology Corp. (Æ)	6,500	181
Ambassadors Group, Inc.	7,300	134
American Axle & Manufacturing Holdings, Inc.	3,800	88
American Greetings Corp. Class A	9,600	223
Arctic Cat, Inc.	100	1
Big 5 Sporting Goods Corp.	600	10
Blockbuster, Inc. Class A (Æ)	23,700	85
Blount International, Inc. (Æ)	800	10
Blue Nile, Inc. (Æ)	900	66
Blyth, Inc.	4,800	94
Bob Evans Farms, Inc.	800	25
Books-A-Million, Inc. Class A	800	10
Brown Shoe Co., Inc.	2,225	38
Buckle, Inc. (The)	2,950	104
Callaway Golf Co.	6,100	104
CBRL Group, Inc.	700	23
CEC Entertainment, Inc. (Æ)	2,900	83
Champion Enterprises, Inc. (Æ)	3,200	29
Charming Shoppes, Inc. (Æ)	1,000	6
Charter Communications, Inc. Class A (Æ)	1,400	2
Citadel Broadcasting Corp.	13,500	31
Coinstar, Inc. (Æ)	1,100	29
Conn's, Inc. (Æ)	1,800	33
Cooper Tire & Rubber Co.	7,400	114
Core-Mark Holding Co., Inc. (Æ)	1,200	32
Cox Radio, Inc. Class A (Æ)	1,000	12
CSK Auto Corp. (Æ)	9,800	96
CSS Industries, Inc.	1,000	40
Deckers Outdoor Corp. (Æ)	400	58
Denny's Corp. (Æ)	6,200	25
DeVry, Inc.	100	5
Domino's Pizza, Inc.	4,800	66
Dover Downs Gaming & Entertainment, Inc.	1,250	14
Entravision Communications Corp. Class A (Æ)	1,800	13
Fossil, Inc. (Æ)	1,500	65
FTD Group, Inc.	5,742	77
Gemstar-TV Guide International, Inc. (Æ)	2,400	14
Gymboree Corp. (Æ)	1,600	53
Harris Interactive, Inc. (Æ)	5,900	25
Hayes Lemmerz International, Inc. (Æ)	13,000	54
IHOP Corp.	300	15

	Principal Amount ($) or Shares	Market Value $
Jack in the Box, Inc. (Æ)	3,200	96
Jakks Pacific, Inc. (Æ)	3,100	78
Jo-Ann Stores, Inc. (Æ)	600	10
JOS A Bank Clothiers, Inc. (Æ)	2,077	54
K-Swiss, Inc. Class A	400	7
Kimball International, Inc. Class B	2,300	31
Knology, Inc. (Æ)	3,400	46
Lear Corp. (Æ)	8,100	238
Lin TV Corp. Class A (Æ)	6,600	74
Maidenform Brands, Inc. (Æ)	3,900	51
Marvel Entertainment, Inc. (Æ)	1,100	30
Matthews International Corp. Class A	1,700	75
Men's Wearhouse, Inc.	4,300	148
Midas, Inc. (Æ)	2,300	38
Monarch Casino & Resort, Inc. (Æ)	100	3
Morningstar, Inc. (Æ)	1,000	81
Move, Inc. (Æ)	9,500	22
NetFlix, Inc. (Æ)	600	14
Nexstar Broadcasting Group, Inc. Class A (Æ)	6,400	58
Overstock.com, Inc. (Æ)	400	9
Papa John's International, Inc. (Æ)	3,900	92
Perry Ellis International, Inc. (Æ)	1,600	26
Polaris Industries, Inc.	2,700	123
Pre-Paid Legal Services, Inc. (Æ)	3,700	185
Premier Exhibitions, Inc. (Æ)	200	2
Priceline.com, Inc. (Æ)	2,200	250
Pricesmart, Inc.	700	21
RC2 Corp. (Æ)	4,200	122
RCN Corp. (Æ)	3,300	48
Rent-A-Center, Inc. Class A (Æ)	200	3
Salem Communications Corp. Class A	419	3
Scholastic Corp. (Æ)	200	7
Sinclair Broadcast Group, Inc. Class A	9,800	101
Sonic Corp. (Æ)	1,900	46
Sotheby's Class A	1,300	49
Stewart Enterprises, Inc. Class A	21,100	173
Sturm Ruger & Co., Inc. (Æ)	2,200	20
Systemax, Inc.	2,000	39
Tempur-Pedic International, Inc.	8,300	246
Triarc Cos., Inc. Class B	9,600	81
Tupperware Brands Corp.	4,100	143
Under Armour, Inc. Class A (Æ)	500	25
Unifirst Corp.	1,100	41
Universal Electronics, Inc. (Æ)	800	30
Visteon Corp. (Æ)	4,900	22
Warnaco Group, Inc. (The) (Æ)	5,300	196
Westwood One, Inc.	12,500	24
Wolverine World Wide, Inc.	1,400	35
		5,813

Enhanced Small Cap Fund
24

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 2.8%
Alliance One International, Inc. (Æ)	20,700	86
American Oriental Bioengineering, Inc. (Æ)	3,200	37
Arden Group, Inc. Class A	300	43
Boston Beer Co., Inc. Class A (Æ)	100	3
Cal-Maine Foods, Inc.	5,900	145
Casey's General Stores, Inc.	1,200	35
Coca-Cola Bottling Co. Consolidated	800	45
Darling International, Inc. (Æ)	1,800	19
Elizabeth Arden, Inc. (Æ)	5,400	130
Flowers Foods, Inc.	2,025	47
Hain Celestial Group, Inc. (Æ)	600	20
J&J Snack Foods Corp.	1,300	42
Nash Finch Co.	4,000	143
Nu Skin Enterprises, Inc. Class A	700	12
Prestige Brands Holdings, Inc. (Æ)	4,700	39
Seaboard Corp.	57	86
Spartan Stores, Inc.	2,200	50
TreeHouse Foods, Inc. (Æ)	2,700	64
Universal Corp.	1,000	54
USANA Health Sciences, Inc. (Æ)	1,400	58
Vector Group, Ltd.	3,045	67
		1,225
Energy - 5.3%
Alon USA Energy, Inc.	3,900	108
Alpha Natural Resources, Inc. (Æ)	3,700	104
Atlas America, Inc.	3,907	222
ATP Oil & Gas Corp. (Æ)	4,400	196
Bill Barrett Corp. (Æ)	1,500	58
Bois d'Arc Energy, Inc. (Æ)	800	16
Bronco Drilling Co., Inc. (Æ)	300	4
Cal Dive International, Inc. (Æ)	7,900	98
Callon Petroleum Co. (Æ)	200	3
Complete Production Services, Inc.	1,900	34
Delek US Holdings, Inc.	2,700	50
Delta Petroleum Corp. (Æ)	1,600	25
Dril-Quip, Inc. (Æ)	1,200	68
EXCO Resources, Inc. (Æ)	8,200	115
Exterran Holdings, Inc. (Æ)	422	34
General Maritime Corp.	4,200	112
Grey Wolf, Inc. (Æ)	4,100	21
Gulf Island Fabrication, Inc.	2,300	73
Gulfmark Offshore, Inc. (Æ)	4,100	182
Harvest Natural Resources, Inc. (Æ)	3,700	48
Hornbeck Offshore Services, Inc. (Æ)	300	12
ION Geophysical Corp. (Æ)	1,100	17
Mariner Energy, Inc. (Æ)	6,500	141
McMoRan Exploration Co. (Æ)	800	9
Meridian Resource Corp. (Æ)	600	1

	Principal Amount ($) or Shares	Market Value $
NATCO Group, Inc. Class A (Æ)	1,600	76
NGP Capital Resources Co.	2,500	37
Petrohawk Energy Corp. (Æ)	6,800	111
Petroleum Development Corp. (Æ)	400	20
Petroquest Energy, Inc. (Æ)	1,100	15
Rosetta Resources, Inc. (Æ)	4,200	77
T-3 Energy Services, Inc. (Æ)	600	30
Trico Marine Services, Inc. (Æ)	2,900	102
USEC, Inc. (Æ)	11,200	92
Vaalco Energy, Inc. (Æ)	3,000	13
World Fuel Services Corp.	200	6
		2,330
Financials - 17.7%
1st Source Corp.	1,960	39
Advance America Cash Advance Centers, Inc.	3,900	36
Advanta Corp. Class B	2,700	27
Amcore Financial, Inc.	100	2
American Equity Investment Life Holding Co.	10,800	97
American Physicians Capital, Inc.	2,500	105
Ameris Bancorp	300	5
AmTrust Financial Services, Inc.	2,500	32
Anchor BanCorp Wisconsin, Inc.	100	3
Anthracite Capital, Inc. (ö)	10,700	82
Apollo Investment Corp.	2,100	37
Arbor Realty Trust, Inc. (ö)	900	15
Argo Group International Holdings, Ltd. (Æ)	1,437	57
Ashford Hospitality Trust, Inc. (ö)	3,100	24
Aspen Insurance Holdings, Ltd.	3,400	98
Asset Acceptance Capital Corp.	400	5
Associated Estates Realty Corp. (ö)	1,700	21
Asta Funding, Inc.	200	7
Bancfirst Corp.	1,200	56
Banco Latinoamericano de Exportaciones SA Class E	6,800	121
BankAtlantic Bancorp, Inc. Class A	1,500	6
Banner Corp.	2,600	78
Berkshire Hills Bancorp, Inc.	2,000	49
CapLease, Inc. (ö)	1,200	11
Castlepoint Holdings, Ltd.	3,500	41
Centennial Bank Holdings, Inc. (Æ)	4,500	23
Centerline Holding Co.	2,300	28
Central Pacific Financial Corp.	1,300	26
Chemical Financial Corp.	3,200	80
Citizens Republic Bancorp, Inc.	9,558	136
City Bank	150	3
City Holding Co.	2,500	90
Clayton Holdings, Inc. (Æ)	2,200	9

Enhanced Small Cap Fund
25

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Community Bank System, Inc.	200	4
Community Trust Bancorp, Inc.	200	6
Compass Diversified Holdings	9,800	146
CompuCredit Corp. (Æ)	2,500	32
Corus Bankshares, Inc.	3,600	34
CVB Financial Corp.	2,090	23
DCT Industrial Trust, Inc. (ö)	700	7
Delphi Financial Group, Inc. Class A	1,250	48
DiamondRock Hospitality Co. (ö)	5,400	94
Education Realty Trust, Inc. (ö)	2,400	29
Employers Holdings, Inc.	1,900	34
Equity Lifestyle Properties, Inc. (ö)	4,400	204
FBL Financial Group, Inc. Class A	2,400	89
FelCor Lodging Trust, Inc. (ö)	12,100	212
First Bancorp	15,800	106
First Financial Corp.	500	14
First Industrial Realty Trust, Inc. (ö)	4,700	172
First Merchants Corp.	500	11
First Mercury Financial Corp. (Æ)	1,700	36
First Regional Bancorp (Æ)	600	13
FirstFed Financial Corp. (Æ)	2,700	95
Flagstar Bancorp, Inc.	300	2
Flagstone Reinsurance Holdings, Ltd.	8,000	113
FNB Corp.	1,700	26
Fpic Insurance Group, Inc. (Æ)	2,100	90
Franklin Bank Corp. (Æ)	2,700	11
Friedman Billings Ramsey Group, Inc. Class A (ö)	11,500	34
Glimcher Realty Trust (ö)	5,300	103
GMH Communities Trust (ö)	2,400	14
Gramercy Capital Corp. (ö)	1,600	38
Great Southern Bancorp, Inc.	800	18
Green Bankshares, Inc.	1,900	57
Greenhill & Co., Inc.	3,300	239
Hanmi Financial Corp.	1,000	10
Harleysville Group, Inc.	1,900	66
Hersha Hospitality Trust (ö)	12,100	123
Hilltop Holdings, Inc. (Æ)	1,347	15
Horace Mann Educators Corp.	100	2
Horizon Financial Corp.	1,850	32
IMPAC Mortgage Holdings, Inc. (ö)	5,200	3
Integra Bank Corp.	6,700	108
International Bancshares Corp.	300	7
IPC Holdings, Ltd.	3,000	89
Irwin Financial Corp.	7,500	61
Kansas City Life Insurance Co.	200	9
Knight Capital Group, Inc. Class A (Æ)	2,200	29
LaBranche & Co., Inc. (Æ)	8,300	44
Lakeland Bancorp, Inc.	1,365	16
Lexington Realty Trust (ö)	1,200	21
LTC Properties, Inc. (ö)	1,000	24
MainSource Financial Group, Inc.	420	6
Max Capital Group, Ltd.	3,200	91

	Principal Amount ($) or Shares	Market Value $
MCG Capital Corp.	4,900	55
Medical Properties Trust, Inc. (ö)	6,300	71
MFA Mortgage Investments, Inc. (ö)	6,300	55
National Interstate Corp.	600	20
NorthStar Realty Finance Corp. (ö)	3,700	34
Odyssey Re Holdings Corp.	3,900	150
Old National Bancorp	3,800	61
optionsXpress Holdings, Inc.	3,300	100
Oriental Financial Group	13,300	179
PennantPark Investment Corp.	1,300	15
Pennsylvania Real Estate Investment Trust (ö)	6,000	207
Peoples Bancorp, Inc.	1,300	31
Phoenix Cos., Inc. (The)	9,600	115
Piper Jaffray Cos. (Æ)	1,400	65
PMA Capital Corp. Class A (Æ)	9,783	85
ProAssurance Corp. (Æ)	200	11
Prosperity Bancshares, Inc.	200	6
Provident Bankshares Corp.	400	9
Provident Financial Services, Inc.	9,600	143
Renasant Corp.	450	9
Republic Bancorp, Inc. Class A	220	4
Resource Capital Corp. (ö)	5,600	53
S&T Bancorp, Inc.	200	6
Santander BanCorp	3,900	38
Saul Centers, Inc. (ö)	3,600	206
SeaBright Insurance Holdings, Inc. (Æ)	4,500	70
Security Capital Assurance, Ltd.	1,300	9
Selective Insurance Group	1,600	38
Senior Housing Properties Trust (ö)	2,200	49
Simmons First National Corp. Class A	700	18
Southwest Bancorp, Inc.	1,000	18
State Auto Financial Corp.	1,200	33
Strategic Hotels & Resorts, Inc. (ö)	9,200	168
Suffolk Bancorp	500	15
Sun Communities, Inc. (ö)	7,200	176
Sunstone Hotel Investors, Inc. (ö)	6,900	160
Susquehanna Bancshares, Inc.	1,000	20
SVB Financial Group (Æ)	700	36
Taylor Capital Group, Inc.	3,775	84
Texas Capital Bancshares, Inc. (Æ)	700	15
Trustmark Corp.	1,100	28
UCBH Holdings, Inc.	1,100	18
UMB Financial Corp.	1,700	64
United Bankshares, Inc.	6,200	193
United Community Financial Corp.	6,200	35
United Fire & Casualty Co.	2,500	77
W Holding Co., Inc.	4,600	5
Waddell & Reed Financial, Inc. Class A	8,400	287
WesBanco, Inc.	4,200	101
West Coast Bancorp	1,100	22
Western Alliance Bancorp (Æ)	100	2
		7,828

Enhanced Small Cap Fund
26

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Health Care - 12.2%
Acorda Therapeutics, Inc. (Æ)	300	6
Affymax, Inc. (Æ)	518	13
Affymetrix, Inc. (Æ)	100	2
Albany Molecular Research, Inc. (Æ)	8,300	110
Alexion Pharmaceuticals, Inc. (Æ)	1,300	94
Align Technology, Inc. (Æ)	1,400	24
Alkermes, Inc. (Æ)	600	9
Alliance Imaging, Inc. (Æ)	6,100	58
Alnylam Pharmaceuticals, Inc. (Æ)	800	26
AMAG Pharmaceuticals, Inc. (Æ)	100	6
American Dental Partners, Inc. (Æ)	900	18
AMERIGROUP Corp. (Æ)	1,600	55
Amicus Therapeutics, Inc. (Æ)	200	3
AMN Healthcare Services, Inc. (Æ)	4,200	71
Analogic Corp.	1,000	54
Apria Healthcare Group, Inc. (Æ)	3,200	69
Arena Pharmaceuticals, Inc. (Æ)	400	3
Arqule, Inc. (Æ)	1,000	6
Bio-Rad Laboratories, Inc. Class A (Æ)	1,300	131
Bruker BioSciences Corp. (Æ)	11,700	109
Cambrex Corp.	1,800	14
Caraco Pharmaceutical Laboratories, Ltd. (Æ)	1,700	25
Centene Corp. (Æ)	7,500	187
Chemed Corp.	2,600	141
Conmed Corp. (Æ)	6,100	152
Cross Country Healthcare, Inc. (Æ)	2,900	42
Cubist Pharmaceuticals, Inc. (Æ)	1,000	21
Cutera, Inc. (Æ)	1,200	18
CV Therapeutics, Inc. (Æ)	1,200	10
Cypress Bioscience, Inc. (Æ)	1,200	15
Dendreon Corp. (Æ)	1,300	6
Dionex Corp. (Æ)	600	51
Enzon Pharmaceuticals, Inc. (Æ)	15,800	149
Exelixis, Inc. (Æ)	3,200	28
Exponent, Inc. (Æ)	1,300	36
Gentiva Health Services, Inc. (Æ)	300	5
Greatbatch, Inc. (Æ)	400	8
GTx, Inc. (Æ)	400	6
Haemonetics Corp. (Æ)	500	29
Healthsouth Corp. (Æ)	900	18
Healthspring, Inc. (Æ)	5,600	106
Hologic, Inc. (Æ)	1,300	86
Human Genome Sciences, Inc. (Æ)	5,700	59
Illumina, Inc. (Æ)	1,200	69
Immucor, Inc. (Æ)	2,250	75
Incyte Corp. (Æ)	5,900	51
Integra LifeSciences Holdings Corp. (Æ)	3,600	149
InterMune, Inc. (Æ)	6,100	99
Keryx Biopharmaceuticals, Inc. (Æ)	400	4

	Principal Amount ($) or Shares	Market Value $
LHC Group, Inc. (Æ)	500	13
Lifecell Corp. (Æ)	700	28
Magellan Health Services, Inc. (Æ)	2,500	114
MannKind Corp. (Æ)	3,600	34
Medarex, Inc. (Æ)	3,400	43
Medcath Corp. (Æ)	3,500	89
Medicis Pharmaceutical Corp. Class A	7,300	196
Mentor Corp.	4,200	158
MGI Pharma, Inc. (Æ)	700	24
Molina Healthcare, Inc. (Æ)	500	19
Momenta Pharmaceuticals, Inc. (Æ)	700	4
Myriad Genetics, Inc. (Æ)	400	19
Nabi Biopharmaceuticals (Æ)	3,400	11
Nektar Therapeutics (Æ)	4,300	29
Neurocrine Biosciences, Inc. (Æ)	4,900	64
Odyssey HealthCare, Inc. (Æ)	2,700	27
Omnicell, Inc. (Æ)	700	18
Onyx Pharmaceuticals, Inc. (Æ)	1,700	93
OraSure Technologies, Inc. (Æ)	6,600	63
OSI Pharmaceuticals, Inc. (Æ)	4,300	200
Osiris Therapeutics, Inc. (Æ)	3,100	35
Pain Therapeutics, Inc. (Æ)	2,100	22
Par Pharmaceutical Cos., Inc. (Æ)	100	2
Perrigo Co.	4,500	139
PharmaNet Development Group, Inc. (Æ)	1,700	67
Phase Forward, Inc. (Æ)	1,200	29
Pozen, Inc. (Æ)	2,100	22
Progenics Pharmaceuticals, Inc. (Æ)	3,500	68
Protalix BioTherapeutics, Inc. (Æ)	700	3
PSS World Medical, Inc. (Æ)	500	10
Quidel Corp. (Æ)	300	6
Regeneron Pharmaceuticals, Inc. (Æ)	3,800	83
Res-Care, Inc. (Æ)	3,500	80
Salix Pharmaceuticals, Ltd. (Æ)	500	6
Savient Pharmaceuticals, Inc. (Æ)	2,680	38
Sciele Pharma, Inc. (Æ)	4,900	109
Seattle Genetics, Inc. (Æ)	1,000	11
STERIS Corp.	8,500	238
SuperGen, Inc. (Æ)	4,100	17
SurModics, Inc. (Æ)	400	21
Universal American Financial Corp. (Æ)	1,800	43
Valeant Pharmaceuticals International (Æ)	1,600	18
Varian, Inc. (Æ)	3,900	273
Viropharma, Inc. (Æ)	8,800	79
Vital Signs, Inc.	1,300	69
West Pharmaceutical Services, Inc.	1,000	38
XenoPort, Inc. (Æ)	500	26
Zoll Medical Corp. (Æ)	2,200	51
Zymogenetics, Inc. (Æ)	2,100	31
		5,406

Enhanced Small Cap Fund
27

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Industrials - 16.1%
Actuant Corp. Class A	200	6
Acuity Brands, Inc.	3,800	150
Administaff, Inc.	900	29
Airtran Holdings, Inc. (Æ)	200	2
American Woodmark Corp.	1,900	37
Ampco-Pittsburgh Corp.	2,200	77
AO Smith Corp.	800	28
Applied Industrial Technologies, Inc.	900	27
Argon ST, Inc. (Æ)	1,800	33
Atlas Air Worldwide Holdings, Inc. (Æ)	3,400	179
Barnes Group, Inc.	3,000	93
Barrett Business Services, Inc.	2,000	33
Belden, Inc.	3,900	180
Bowne & Co., Inc.	3,700	67
Briggs & Stratton Corp.	300	7
Cascade Corp.	2,000	121
CBIZ, Inc. (Æ)	8,600	79
Cenveo, Inc. (Æ)	2,400	49
CIRCOR International, Inc.	1,500	65
Columbus McKinnon Corp. (Æ)	3,300	103
Comfort Systems USA, Inc.	600	7
Compx International, Inc.	1,800	25
COMSYS IT Partners, Inc. (Æ)	3,300	44
Consolidated Graphics, Inc. (Æ)	2,100	109
CRA International, Inc. (Æ)	600	28
Cubic Corp.	3,200	126
Deluxe Corp.	5,100	161
Diamond Management & Technology Consultants, Inc. Class A	6,500	48
Dollar Financial Corp. (Æ)	3,900	117
Drew Industries, Inc. (Æ)	2,500	68
Dynamex, Inc. (Æ)	1,000	27
DynCorp International, Inc. Class A (Æ)	2,700	56
EMCOR Group, Inc. (Æ)	8,200	218
EnerSys (Æ)	1,300	30
EnPro Industries, Inc. (Æ)	6,500	199
Evergreen Energy, Inc. (Æ)	2,600	10
Evergreen Solar, Inc. (Æ)	1,800	24
Force Protection, Inc. (Æ)	800	9
FuelCell Energy, Inc. (Æ)	2,100	19
G&K Services, Inc. Class A	100	4
Genlyte Group, Inc. (Æ)	2,000	188
GeoEye, Inc. (Æ)	3,100	98
GrafTech International, Ltd. (Æ)	5,700	92
Heartland Express, Inc.	7,866	114
Heico Corp.	2,000	99
Heidrick & Struggles International, Inc.	3,600	131
Herman Miller, Inc.	800	22
Hexcel Corp. (Æ)	2,000	51
Horizon Lines, Inc. Class A	4,200	84
HUB Group, Inc. Class A (Æ)	5,700	149

	Principal Amount ($) or Shares	Market Value $
Hudson Highland Group, Inc. (Æ)	4,500	40
Hurco Cos., Inc. (Æ)	2,000	83
IHS, Inc. Class A (Æ)	2,600	182
II-VI, Inc. (Æ)	1,300	44
Integrated Electrical Services, Inc. (Æ)	2,600	49
Interactive Data Corp.	2,000	62
Interline Brands, Inc. (Æ)	1,300	31
JetBlue Airways Corp. (Æ)	4,100	29
Kadant, Inc. (Æ)	700	21
Kaman Corp. Class A	3,000	96
Kforce, Inc. (Æ)	5,600	61
Knoll, Inc.	4,300	75
Korn/Ferry International (Æ)	800	14
Labor Ready, Inc. (Æ)	12,200	184
M&F Worldwide Corp. (Æ)	300	15
Mercadolibre, Inc. (Æ)	200	8
Michael Baker Corp. (Æ)	4,600	161
Middleby Corp. (Æ)	1,200	91
NCI Building Systems, Inc. (Æ)	300	10
Nordson Corp.	4,000	211
Orbital Sciences Corp. (Æ)	2,200	53
Pacer International, Inc.	1,200	17
Perini Corp. (Æ)	4,100	218
Pike Electric Corp. (Æ)	4,300	68
Raser Technologies, Inc. (Æ)	1,100	14
RBC Bearings, Inc. (Æ)	1,200	44
Regal-Beloit Corp.	1,300	61
Republic Airways Holdings, Inc. (Æ)	4,500	90
Robbins & Myers, Inc.	200	14
School Specialty, Inc. (Æ)	1,600	57
Skywest, Inc.	300	8
Spherion Corp. (Æ)	18,700	145
Standard Parking Corp. (Æ)	1,100	51
Superior Essex, Inc. (Æ)	300	7
Taser International, Inc. (Æ)	400	6
Teledyne Technologies, Inc. (Æ)	100	5
TeleTech Holdings, Inc. (Æ)	3,500	72
Tennant Co.	400	18
Tetra Tech, Inc. (Æ)	4,800	99
TransDigm Group, Inc. (Æ)	1,200	57
Tredegar Corp.	200	3
Twin Disc, Inc.	3,100	193
United Stationers, Inc. (Æ)	200	10
Valmont Industries, Inc.	300	24
Viad Corp.	4,900	152
Vicor Corp.	1,086	16
Volt Information Sciences, Inc. (Æ)	2,200	28
Wabash National Corp.	900	6
Wabtec Corp.	2,200	75
Waste Connections, Inc. (Æ)	5,950	189
Woodward Governor Co.	2,000	137
		7,126

Enhanced Small Cap Fund
28

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Information Technology - 17.7%
Actel Corp. (Æ)	2,100	23
Actuate Corp. (Æ)	2,600	20
Adtran, Inc.	900	20
Advanced Energy Industries, Inc. (Æ)	2,200	32
Advent Software, Inc. (Æ)	600	30
Agilysys, Inc.	8,200	114
AMIS Holdings, Inc. (Æ)	2,800	21
Amkor Technology, Inc. (Æ)	18,300	151
Anaren, Inc. (Æ)	1,200	18
Ansoft Corp. (Æ)	4,400	128
ANSYS, Inc. (Æ)	100	4
Arris Group, Inc. (Æ)	13,000	136
AsiaInfo Holdings, Inc. (Æ)	400	5
Aspen Technology, Inc. (Æ)	10,100	171
Asyst Technologies, Inc. (Æ)	12,000	41
Atheros Communications, Inc. (Æ)	1,000	29
Black Box Corp.	400	15
Blackbaud, Inc.	1,600	46
Blue Coat Systems, Inc. (Æ)	2,500	91
Bottomline Technologies, Inc. (Æ)	700	9
Brooks Automation, Inc. (Æ)	1,600	21
Checkpoint Systems, Inc. (Æ)	3,700	88
Chordiant Software, Inc. (Æ)	3,100	31
Ciber, Inc. (Æ)	8,100	55
Cirrus Logic, Inc. (Æ)	12,800	73
CMGI, Inc. (Æ)	4,410	46
Cogent, Inc. (Æ)	700	8
Coherent, Inc. (Æ)	7,300	210
Comtech Telecommunications Corp. (Æ)	2,800	139
CPI International, Inc. (Æ)	1,400	23
Credence Systems Corp. (Æ)	4,300	9
CSG Systems International, Inc. (Æ)	3,800	63
CTS Corp.	2,300	24
Cymer, Inc. (Æ)	300	12
DealerTrack Holdings, Inc. (Æ)	4,600	196
Digi International, Inc. (Æ)	6,000	92
Digital River, Inc. (Æ)	1,200	46
Dycom Industries, Inc. (Æ)	2,600	73
Earthlink, Inc. (Æ)	4,000	27
Electronics for Imaging (Æ)	7,700	177
Emulex Corp. (Æ)	13,300	223
EPIQ Systems, Inc. (Æ)	4,750	83
Equinix, Inc. (Æ)	1,100	114
Exar Corp. (Æ)	1,400	13
Extreme Networks (Æ)	500	2
Flir Systems, Inc. (Æ)	100	7
Forrester Research, Inc. (Æ)	4,600	120
Foundry Networks, Inc. (Æ)	3,100	55
Gartner, Inc. (Æ)	200	4
Imergent, Inc.	1,200	15

	Principal Amount ($) or Shares	Market Value $
Informatica Corp. (Æ)	1,000	17
Infospace, Inc.	700	12
infoUSA, Inc.	11,500	99
Insight Enterprises, Inc. (Æ)	1,200	24
InterDigital, Inc. (Æ)	1,400	25
Internap Network Services Corp. (Æ)	1,100	11
Interwoven, Inc. (Æ)	5,900	72
Intevac, Inc. (Æ)	3,100	49
Ixia (Æ)	1,200	12
j2 Global Communications, Inc. (Æ)	6,100	148
Jack Henry & Associates, Inc.	1,300	35
JDA Software Group, Inc. (Æ)	2,800	59
Kulicke & Soffa Industries, Inc. (Æ)	1,300	9
L-1 Identity Solutions, Inc. (Æ)	900	17
Limelight Networks, Inc. (Æ)	400	3
Littelfuse, Inc. (Æ)	4,100	137
LoJack Corp. (Æ)	300	5
Macrovision Corp. (Æ)	278	7
Magma Design Automation, Inc. (Æ)	3,700	49
Manhattan Associates, Inc. (Æ)	4,800	130
Mantech International Corp. Class A (Æ)	1,000	39
Mattson Technology, Inc. (Æ)	5,300	44
Methode Electronics, Inc.	8,700	105
Micrel, Inc.	16,500	147
Micros Systems, Inc. (Æ)	2,200	159
MicroStrategy, Inc. Class A (Æ)	1,000	101
MIPS Technologies, Inc. Class A (Æ)	3,200	18
MKS Instruments, Inc. (Æ)	7,400	134
MPS Group, Inc. (Æ)	6,300	70
MTS Systems Corp.	800	33
Network Equipment Technologies, Inc. (Æ)	300	4
NIC, Inc.	1,700	13
Novatel Wireless, Inc. (Æ)	4,600	71
Nuance Communications, Inc. (Æ)	2,100	42
Omnivision Technologies, Inc. (Æ)	1,300	24
ON Semiconductor Corp. (Æ)	26,100	240
Palm, Inc.	13,000	91
Parametric Technology Corp. (Æ)	640	11
Pegasystems, Inc.	7,200	89
Pericom Semiconductor Corp. (Æ)	3,900	65
Perot Systems Corp. Class A (Æ)	2,500	33
Photronics, Inc. (Æ)	5,600	58
PMC - Sierra, Inc. (Æ)	1,800	13
Polycom, Inc. (Æ)	1,200	29
Powerwave Technologies, Inc. (Æ)	3,300	14
Progress Software Corp. (Æ)	900	28
Quest Software, Inc. (Æ)	700	11
RF Micro Devices, Inc. (Æ)	2,100	12
Rudolph Technologies, Inc. (Æ)	1,100	13

Enhanced Small Cap Fund
29

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Secure Computing Corp. (Æ)	1,100	10
SI International, Inc. (Æ)	600	16
Sigma Designs, Inc. (Æ)	1,700	111
Silicon Storage Technology, Inc. (Æ)	18,200	52
Skyworks Solutions, Inc. (Æ)	1,600	15
SonicWALL, Inc. (Æ)	8,600	87
Sonus Networks, Inc. (Æ)	6,400	42
Spansion, Inc. Class A (Æ)	2,500	13
SPSS, Inc. (Æ)	5,500	199
Switch and Data Facilities Co., Inc. (Æ)	1,300	25
Sybase, Inc. (Æ)	3,600	92
Sykes Enterprises, Inc. (Æ)	3,200	59
Symmetricom, Inc. (Æ)	7,400	32
Synaptics, Inc. (Æ)	700	39
Synchronoss Technologies, Inc. (Æ)	300	10
Technitrol, Inc.	1,900	51
Techwell, Inc. (Æ)	200	2
Tessera Technologies, Inc. (Æ)	6,400	247
TheStreet.com, Inc.	800	10
Travelzoo, Inc. (Æ)	800	12
TTM Technologies, Inc. (Æ)	7,400	89
Tyler Technologies, Inc. (Æ)	3,000	45
United Online, Inc.	12,800	192
Valueclick, Inc. (Æ)	4,000	95
VASCO Data Security International, Inc. (Æ)	1,100	25
Viasat, Inc. (Æ)	1,200	40
Vignette Corp. (Æ)	6,300	97
Websense, Inc. (Æ)	2,600	42
Wind River Systems, Inc. (Æ)	400	4
Wright Express Corp. (Æ)	2,500	95
Zoran Corp. (Æ)	7,400	161
Zygo Corp. (Æ)	1,400	16
		7,809
Materials - 5.4%
AbitibiBowater, Inc.	520	12
Aptargroup, Inc.	2,200	93
Arch Chemicals, Inc.	300	12
Brush Engineered Materials, Inc. (Æ)	2,200	98
Buckeye Technologies, Inc. (Æ)	11,700	167
CF Industries Holdings, Inc.	1,800	164
Greif, Inc. Class A	1,600	95
HB Fuller Co.	6,900	175
Hercules, Inc.	3,300	64
Minerals Technologies, Inc.	1,000	67
OM Group, Inc. (Æ)	4,800	270
Quanex Corp.	1,700	85
Rock-Tenn Co. Class A	4,400	116
Rockwood Holdings, Inc. (Æ)	2,000	67

	Principal Amount ($) or Shares	Market Value $
RTI International Metals, Inc. (Æ)	1,700	125
Sensient Technologies Corp.	2,100	58
Silgan Holdings, Inc.	3,600	193
Spartech Corp.	100	1
Terra Industries, Inc. (Æ)	8,500	321
WR Grace & Co. (Æ)	5,500	149
Zep, Inc. (Æ)	1,300	17
Zoltek Cos., Inc. (Æ)	400	17
		2,366
Telecommunication Services - 1.8%
Alaska Communications Systems Group, Inc.	2,400	36
Centennial Communications Corp. (Æ)	9,300	83
Cincinnati Bell, Inc. (Æ)	41,900	199
Cogent Communications Group, Inc. (Æ)	200	4
Consolidated Communications Holdings, Inc.	2,900	47
FiberTower Corp. (Æ)	1,300	3
NTELOS Holdings Corp.	1,600	42
Premiere Global Services, Inc. (Æ)	10,800	149
Syniverse Holdings, Inc. (Æ)	8,800	138
Time Warner Telecom, Inc. Class A (Æ)	2,900	65
USA Mobility, Inc. (Æ)	3,500	46
		812
Utilities - 2.3%
Aquila, Inc. (Æ)	11,600	46
Cleco Corp.	1,000	28
El Paso Electric Co. (Æ)	4,100	106
Empire District Electric Co. (The)	900	21
Idacorp, Inc.	2,500	88
Laclede Group, Inc. (The)	300	10
Northwest Natural Gas Co.	3,300	158
Piedmont Natural Gas Co.	5,200	135
PNM Resources, Inc.	2,800	62
Portland General Electric Co.	3,100	83
South Jersey Industries, Inc.	400	15
Southwest Gas Corp.	4,700	136
Unisource Energy Corp.	300	9
Westar Energy, Inc.	2,600	67
WGL Holdings, Inc.	1,200	40
		1,004
Total Common Stocks (cost $43,417)		41,719

Enhanced Small Cap Fund
30

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2007 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.3%
AIM Short Term Investment Prime Portfolio	173	—	±
Federated Investors Prime Cash Obligations Fund	1,442,552	1,443
Total Short-Term Investments (cost $1,443)		1,443
Total Investments - 97.8% (identified cost $44,860)		43,162
Other Assets and Liabilities, Net - 2.2%		972
Net Assets - 100.0%		44,134

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000® Mini Index expiration date 12/07 (19)	1,462	16
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		16

See accompanying notes which are an integral part of the schedules of investments.

Enhanced Small Cap Fund
31

SSgA
Equity Funds

Notes to Schedules of Investments — November 30, 2007 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair Value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Í)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(Ø)  In default.

(Ñ)  All or a portion of the shares of this security are on loan.

(d)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Å)  All or a portion of the shares of this security are held as collateral in connection with securities sold short.

(l)  Restricted security (144A). Security may have contractual restriction on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments
32

SSgA
Equity Funds

Notes to Quarterly Report — November 30, 2007 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of November 30, 2007. This Quarterly Report reports on 10 Funds, the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity, SSgA IAM SHARES Fund, SSgA Concentrated Growth Opportunities Fund (formerly SSgA Large Cap Growth Opportunities Fund), SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, and the SSgA Directional Core Equity Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus for the Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund became effective. Class R shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

At a special shareholder meeting held on June 1, 2007, the Large Cap Growth Opportunities Fund changed its name to the SSgA Concentrated Growth Opportunities Fund and changed its classification from a diversified to a non-diversified Investment Company.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price. Investments in other mutual funds are valued at the net asset value per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with Fair Value Procedures adopted by the Funds' Board of Trustees. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time

Notes to Quarterly Report
33

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Investment Company's calculation of net asset values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund's net asset value.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' or Investment Company's financial statement disclosures.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

As of November 30, 2007, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

Components of Distributable Earnings

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity
Cost of Investments for Tax Purposes	$232,491,285	$115,853,378	$69,924,463	$83,334,581	$32,740,455
Gross Tax Unrealized Appreciation	43,623,635	6,523,127	14,521,596	53,595,719	2,599,045
Gross Tax Unrealized Depreciation	(9,586,483)	(10,607,379)	(1,718,078)	(471,643)	(2,320,084)
Net Tax Unrealized Appreciation (Depreciation)	$34,037,152	$(4,084,252)	$12,803,518	$53,124,076	$278,961
	IAM SHARES	Large Cap Value	Concentrated Growth Opportunities	Directional Core Equity	Enhanced Small Cap
Cost of Investments for Tax Purposes	$199,089,021	$12,553,529	$15,887,295	$25,054,227	$44,888,349
Gross Tax Unrealized Appreciation	65,310,262	2,000,331	2,638,811	2,539,291	4,114,783
Gross Tax Unrealized Depreciation	(15,497,763)	(395,263)	(452,827)	(2,432,775)	(5,840,695)
Net Tax Unrealized Appreciation (Depreciation)	$49,812,499	$1,605,068	$2,185,984	$106,516	$(1,725,912)

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Notes to Quarterly Report
34

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of November 30, 2007, the Enhanced Small Cap Fund had a cash collateral balance held in connection with futures contracts purchased (sold) in the amount of $81,528.

Short Sales

The SSgA Directional Core Equity Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2007, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding
Disciplined Equity	$2,033,001	Pool of US Government and corporate securities
Small Cap	417,196	Pool of US Government and corporate securities
Core Opportunities	1,510,520	Pool of US Government and corporate securities
Tuckerman Active REIT	4,781,600	Pool of US Government and corporate securities
Aggressive Equity	439,387	Pool of US Government and corporate securities
IAM SHARES	5,140,489	Pool of US Government and corporate securities

Notes to Quarterly Report
35

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2007 (Unaudited)

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2007, $1,729,686 of the Central Fund's net assets represents investments by these Funds, and $169,208,051 represents the investments of other affiliated funds not presented herein.

Notes to Quarterly Report
36

SSgA
Equity Funds

Shareholder Requests for Additional Information — November 30, 2007 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information
37

DEQR-11/07

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date:  January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date:  January 28, 2008

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:  January 28, 2008